As filed with the Securities and Exchange Commission on December 5, 1996
                      1933 Act Registration No. 33-64368
                      1940 Act Registration No. 811-7784

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_X_]
              Pre-Effective Amendment No.   [____]           [___]
              Post-Effective Amendment No.  [_10_]           [_X_]
                               and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_X_]

                      Amendment No.  [_8_]          [_X_]
                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY TRUST
                           -------------------------------
               (Exact Name of the Registrant as Specified in Charter)
                             605 Third Avenue, 2nd Floor
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                                      2nd Floor
                             Washington, D.C. 20036-1800
                     (Names and Addresses of agents for service)

      Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) _X_ on December 6, 1996 pursuant to paragraph (b) ___ 60 days after filing pursuant to paragraph (a)(1) ___ on _______________, pursuant to paragraph (a)(1) ___ 75 days after filing pursuant to paragraph (a)(2) ___ on __________, pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1996 fiscal year on October 25, 1996.

              Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 10 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.
                                       Page _______ of _______
                                       Exhibit Index Begins on
                                       Page _______

                           NEUBERGER & BERMAN EQUITY TRUST

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 ON FORM N-1A

              This post-effective amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Post-Effective Amendment No. 10 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Focus Trust
     Neuberger & Berman Genesis Trust
     Neuberger & Berman Guardian Trust
     Neuberger & Berman Manhattan Trust
     Neuberger & Berman Partners Trust
     ---------------------------------

              Part A - Prospectus

              Part B - Statement of Additional Information

     Neuberger & Berman Guardian Trust
     ---------------------------------

              Part A - Prospectus

              Part B - Statement of Additional Information

     Neuberger & Berman NYCDC Socially Responsive Trust
     --------------------------------------------------

              Part A - Prospectus

              Part B - Statement of Additional Information

              Part C - Other Information

     Signature Pages

     Exhibits

                           NEUBERGER & BERMAN EQUITY TRUST
                    POST-EFFECTIVE AMENDMENT NO. 10 ON FORM N-1A


                                Cross Reference Sheet

                This cross reference sheet relates to the Prospectus
                    and Statement of Additional Information for
          Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust,
        Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust,
                        and Neuberger & Berman Partners Trust

                        Form N-1A Item No.                  Caption in Part A Prospectus
                        ------------------                  ----------------------------


       Item 1.          Cover Page                          Front Cover Page

       Item 2.          Synopsis                            Expense Information; Summary

       Item 3.          Condensed Financial Information     Financial Highlights; Performance Information

       Item 4.          General Description of Registrant   Investment Programs; Description of Investments;
                                                            Special Information Regarding Organization,
                                                            Capitalization, and Other Matters

       Item 5.          Management of the Fund              Management and Administration; Other Information;
                                                            Back Cover Page

       Item 6.          Capital Stock and Other             Front Cover Page; Dividends, Other Distributions, and
                        Securities                          Taxes; Special Information Regarding Organization,
                                                            Capitalization, and Other Matters

       Item 7.          Purchase of Securities Being        Shareholder Services; Share Prices and Net Asset
                        Offered                             Value; Management and Administration

       Item 8.          Redemption or Repurchase            Shareholder Services; Share Prices and Net Asset
                                      Value

       Item 9.          Pending Legal Proceedings           Not Applicable

                                                            Caption in Part B
                        Form N-1A Item No.                  Statement of Additional Information
                        ------------------                  -----------------------------------

       Item 10.         Cover Page                          Cover Page

       Item 11.         Table of Contents                   Table of Contents











                                                            Caption in Part B
                        Form N-1A Item No.                  Statement of Additional Information
                        ------------------                  -----------------------------------

       Item 12.         General Information and History     Organization

       Item 13.         Investment Objectives and           Investment Information; Certain Risk Considerations
                        Policies

       Item 14.         Management of the Fund              Trustees And Officers

       Item 15.         Control Persons and Principal       Control Persons and Principal Holders of Securities
                        Holders of Securities

       Item 16.         Investment Advisory and Other       Investment Management and Administration Services;
                        Services                            Trustees And Officers; Distribution Arrangements;
                                                            Reports To Shareholders; Custodian And Transfer
                                                            Agent; Independent Auditors/Accountants

       Item 17.         Brokerage Allocation                Portfolio Transactions

       Item 18.         Capital Stock and Other             Investment Information; Additional Redemption
                        Securities                          Information; Dividends and Other Distributions

       Item 19.         Purchase, Redemption                Distribution Arrangements; Additional Exchange
                                                            Information; Additional Redemption Information

       Item 20.         Tax Status                          Dividends and Other Distributions; Additional Tax
                                                            Information

       Item 21.         Underwriters                        Investment Management and Administration Services;
                                                            Distribution Arrangements

       Item 22.         Calculation of Performance Data     Performance Information

       Item 23.         Financial Statements                Financial Statements

                  Prospectus and Statement of Additional Information
                        for Neuberger & Berman Guardian Trust

                        Form N-1A Item No.                  Caption in Part A Prospectus
                        ------------------                  ----------------------------


       Item 1.          Cover Page                          Front Cover Page

       Item 2.          Synopsis                            Expense Information; Summary

       Item 3.          Condensed Financial Information     Financial Highlights; Performance Information

       Item 4.          General Description of Registrant   Investment Program; Description of Investments; Special
                                                            Information Regarding Organization, Capitalization, and
                                                            Other Matters

       Item 5.          Management of the Fund              Management and Administration; Directory; Back Cover
                                      Page

       Item 6.          Capital Stock and Other             Front Cover Page; Dividends, Other Distributions, and
                        Securities                          Taxes; Special Information Regarding Organization,
                                                            Capitalization, and Other Matters

       Item 7.          Purchase of Securities Being        How to Buy Shares; Share Prices and Net Asset Value;
                        Offered                             Management and Administration

       Item 8.          Redemption or Repurchase            How to Sell Shares; Share Prices and Net Asset Value

       Item 9.          Pending Legal Proceedings           Not Applicable

                                                            Caption in Part B
                        Form N-1A Item No.                  Statement of Additional Information
                        ------------------                  -----------------------------------

       Item 10.         Cover Page                          Cover Page

       Item 11.         Table of Contents                   Table of Contents

       Item 12.         General Information and History     Not Applicable

       Item 13.         Investment Objectives and           Investment Information; Certain Risk Considerations
                        Policies

       Item 14.         Management of the Fund              Trustees And Officers
       Item 15.         Control Persons and Principal       Control Persons and Principal Holders of Securities
                        Holders of Securities











                                                            Caption in Part B
                        Form N-1A Item No.                  Statement of Additional Information
                        ------------------                  -----------------------------------

       Item 16.         Investment Advisory and Other       Investment Management and Administration Services;
                        Services                            Trustees And Officers; Distribution Arrangements;
                                                            Reports To Shareholders; Custodian And Transfer Agent;
                                                            Independent Auditors

       Item 17.         Brokerage Allocation                Portfolio Transactions

       Item 18.         Capital Stock and Other             Investment Information; Additional Redemption
                        Securities                          Information; Dividends and Other Distributions

       Item 19.         Purchase, Redemption                Distribution Arrangements; Additional Redemption
                                                            Information

       Item 20.         Tax Status                          Dividends and Other Distributions; Additional Tax
                                                            Information

       Item 21.         Underwriters                        Investment Management and Administration Services;
                                                            Distribution Arrangements

       Item 22.         Calculation of Performance Data     Performance Information

       Item 23.         Financial Statements                Financial Statements

                  Prospectus and Statement of Additional Information
               for Neuberger & Berman NYCDC Socially Responsive Trust

               Form N-1A Item No.                           Caption in Part A Prospectus
               ------------------                           ----------------------------


       Item 1.          Cover Page                          Front Cover Page

       Item 2.          Synopsis                            Expense Information; Summary

       Item 3.          Condensed Financial Information     Financial Highlights; Performance Information

       Item 4.          General Description of Registrant   Investment Program; Description of Investments; Special
                                                            Information Regarding Organization, Capitalization, and
                                                            Other Matters

       Item 5.          Management of the Fund              Management and Administration; Directory; Back Cover Page

       Item 6.          Capital Stock and Other             Front Cover Page; Dividends, Other Distributions, and Taxes;
                        Securities                          Special Information Regarding Organization, Capitalization,
                                                            and Other Matters

       Item 7.          Purchase of Securities Being        How to Buy and Sell Shares; Share Prices and Net Asset
                        Offered                             Value; Management and Administration

       Item 8.          Redemption or Repurchase            How to Buy and Sell Shares; Share Prices and Net Asset Value

       Item 9.          Pending Legal Proceedings           Not Applicable

                                                            Caption in Part B
                        Form N-1A Item No.                  Statement of Additional Information
                        ------------------                  -----------------------------------

       Item 10.         Cover Page                          Cover Page

       Item 11.         Table of Contents                   Table of Contents

       Item 12.         General Information and History     Not Applicable

       Item 13.         Investment Objectives and           Investment Information; Certain Risk Considerations
                        Policies

       Item 14.         Management of the Fund              Trustees And Officers
       Item 15.         Control Persons and Principal       Control Persons and Principal Holders of Securities
                        Holders of Securities











                                                            Caption in Part B
               Form N-1A Item No.                           Statement of Additional Information
               ------------------                           -----------------------------------

       Item 16.         Investment Advisory and Other       Investment Management and Administration Services; Trustees
                        Services                            And Officers; Distribution Arrangements; Reports To
                                                            Shareholders; Custodian And Transfer Agent; Independent
                                                            Accountants

       Item 17.         Brokerage Allocation                Portfolio Transactions

       Item 18.         Capital Stock and Other             Investment Information; Additional Redemption Information;
                        Securities                          Dividends and Other Distributions

       Item 19.         Purchase, Redemption                Distribution Arrangements; Additional Redemption Information

       Item 20.         Tax Status                          Dividends and Other Distributions; Additional Tax
                                                            Information

       Item 21.         Underwriters                        Investment Management and Administration Services;
                                                            Distribution Arrangements

       Item 22.         Calculation of Performance Data     Performance Information

       Item 23.         Financial Statements                Financial Statements



                                       Part C

              Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 10.

          PROSPECTUS
--------------------------------------------------
December 6, 1996




          NEUBERGER&BERMAN
          EQUITY TRUST -Registered Trademark-

Neuberger&Berman
          FOCUS TRUST
Neuberger&Berman
          GENESIS TRUST
Neuberger&Berman
          GUARDIAN TRUST
Neuberger&Berman
          MANHATTAN TRUST
Neuberger&Berman
          PARTNERS TRUST



                                      No Sales Charges
                                      No Redemption Fees
                                      No 12b-1 Fees

            Neuberger&Berman

EQUITY TRUST

          No-Load Equity Funds

----------------------------------------------------------------------

Neuberger&Berman FOCUS TRUST             Neuberger&Berman MANHATTAN TRUST
Neuberger&Berman GENESIS TRUST           Neuberger&Berman PARTNERS TRUST
Neuberger&Berman GUARDIAN TRUST


   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


----------------------------------------------------------------------


   EACH OF THE ABOVE-NAMED FUNDS (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3, AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 25.


   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated December 6, 1996, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.

               PROSPECTUS DATED DECEMBER 6, 1996

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

    SUMMARY                                                3
The Funds and Portfolios;
 Risk Factors                                              3
Management                                                 5
The Neuberger&Berman Investment Approach                   5

    EXPENSE INFORMATION                                    7
Shareholder Transaction Expenses for Each Fund             7
Annual Fund Operating Expenses                             7
Example                                                    9

    FINANCIAL HIGHLIGHTS                                  10
Focus Trust                                               11
Genesis Trust                                             12
Guardian Trust                                            13
Manhattan Trust                                           14
Partners Trust                                            15

    INVESTMENT PROGRAMS                                   18
Focus Portfolio                                           18
Genesis Portfolio                                         19
Guardian Portfolio                                        20
Manhattan Portfolio                                       20
Partners Portfolio                                        21
Short-Term Trading; Portfolio Turnover                    21
Borrowings                                                22
Other Investments                                         22

    PERFORMANCE INFORMATION                               23
Total Return Information                                  24

    SPECIAL INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS                     25
The Funds                                                 25
The Portfolios                                            26

    SHAREHOLDER SERVICES                                  28
How to Buy Shares                                         28
How to Sell Shares                                        28
Exchanging Shares                                         29

    SHARE PRICES AND NET ASSET VALUE                      30

    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES             31
Distribution Options                                      31
Taxes                                                     31

    MANAGEMENT AND ADMINISTRATION                         33
Trustees and Officers                                     33
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                             33
Expenses                                                  35
Transfer Agent                                            37

    DESCRIPTION OF INVESTMENTS                            38

    USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL
    INFORMATION                                           41

    OTHER INFORMATION                                     42
Directory                                                 42
Funds Eligible For Exchange                               42

SUMMARY

          The Funds and Portfolios; Risk Factors

----------------------------------------------------------------------


   Each Fund is a series of Neuberger&Berman Equity Trust (the "Trust") and invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:


                 -------------------------
                        SHAREHOLDERS
                 -------------------------
                        (down arrow)           BUY SHARES IN
                 -------------------------
                           FUNDS
                 -------------------------
                        (down arrow)           INVEST IN
                 -------------------------
                         PORTFOLIOS
                 -------------------------
                        (down arrow)           INVEST IN
                 -------------------------
                 STOCKS & OTHER SECURITIES
                 -------------------------

   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
25. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 18 and "Description of Investments" on page 38.
   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN INVESTMENT                     PORTFOLIO
EQUITY TRUST     STYLE                          CHARACTERISTICS
GUARDIAN TRUST   Broadly diversified,           A growth and income fund that
                 large-cap value fund.          invests primarily in stocks
                                                of established, high-quality
                                                companies that are not well
                                                followed on Wall Street or
                                                are temporarily out of favor.

FOCUS TRUST      Large-cap value fund, more     Invests principally in common
                 concentrated portfolio than    stocks selected from 13
                 Guardian.                      multi- industry sectors of
                                                the economy. To maximize
                                                potential return, the
                                                Portfolio normally makes at
                                                least 90% of its investments
                                                in not more than six sectors
                                                believed by the portfolio
                                                managers to be undervalued.

GENESIS TRUST    Broadly diversified,           Invests primarily in stocks
                 small-cap value fund.          of companies with small
                                                market capitalizations
                                                (usually up to $1.5 billion).
                                                Portfolio manager seeks to
                                                buy the stocks of strong
                                                companies with a history of
                                                solid performance and a
                                                proven management team, which
                                                are selling at attractive
                                                prices.

MANHATTAN TRUST  Broadly diversified, small-,   Invests in securities
                 medium- and large-cap growth   believed to have the maximum
                 fund.                          potential for long-term
                                                capital appreciation.
                                                Portfolio manager follows a
                                                "growth at a reasonable
                                                price" philosophy and
                                                searches for financially
                                                sound, growing companies with
                                                a special competitive
                                                advantage or a product that
                                                makes their stocks
                                                attractive.

PARTNERS TRUST   Broadly diversified, medium-   Seeks capital growth through
                 to large-cap value fund.       an approach that is intended
                                                to increase capital with
                                                reasonable risk. Portfolio
                                                managers look at
                                                fundamentals, focusing
                                                particularly on cash flow,
                                                return on capital, and asset
                                                values.

          Management

----------------------------------------------------------------------

   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 33. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark- made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 28, "Shareholder Services -- How to Sell Shares" on page 28, "Shareholder Services -- Exchanging Shares" on page 29, and the policies of the Institution through which you are purchasing shares.

          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------

   While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches -- value or growth.
   A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

   While a value approach concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.


   The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry its price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."

   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

   In general, Neuberger&Berman FOCUS, Neuberger&Berman GENESIS, Neuberger&Berman GUARDIAN, and Neuberger&Berman PARTNERS Portfolios adhere to a value-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rates of their future earnings and cash flows, as projected by the portfolio manager. Neuberger&Berman MANHATTAN Portfolio is therefore willing to invest in securities with prices that have somewhat higher multiples of earnings than securities purchased by the other Portfolios.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------


   As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.


Sales Charge Imposed on Purchases                   NONE
Sales Charge Imposed on Reinvested Dividends        NONE
Deferred Sales Charges                              NONE
Redemption Fees                                     NONE
Exchange Fees                                       NONE

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



NEUBERGER&BERMAN                    MANAGEMENT AND          12B-1   OTHER      TOTAL OPERATING
EQUITY TRUST                      ADMINISTRATION FEES       FEES   EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------
FOCUS TRUST                                0.63%*           None    0.36%              0.99%*
GENESIS TRUST                              0.98%+*          None    0.40%              1.38%+*
GUARDIAN TRUST                             0.84%            None    0.08%              0.92%
MANHATTAN TRUST                            0.76%*           None    0.32%              1.08%*
PARTNERS TRUST                             0.76%*           None    0.18%              0.94%*


*(REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW) +(REFLECTS N&B MANAGEMENT'S WAIVER OF CERTAIN MANAGEMENT FEES DESCRIBED BELOW)

   Total Operating Expenses for each Fund are based upon administration fees incurred by the Fund and management fees incurred by its corresponding Portfolio during the past fiscal year and the current expense reimbursement undertakings (and, in the case of Neuberger&Berman GENESIS Trust, the current fee waiver). "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


   Five mutual funds that are series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and are administered by N&B Management, each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the five Portfolios described herein. The previous table reflects N&B Management's voluntary undertaking to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" is the sum of the Fund's Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses, divided by that Fund's average daily net assets for the year. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice.


   The expense ratios of the Sister Funds of Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are anticipated to be, respectively, 0.89%, 1.28%, 0.98%, and 0.84% per annum of such Sister Fund's average daily net assets. Based on those expectations, the expense ratios of Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are not anticipated to exceed 0.99%, 1.38%, 1.08%, and 0.94% per annum, respectively. The above ratios and the previous table reflect N&B Management's voluntary waiver of a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio and indirectly by Neuberger&Berman GENESIS Trust to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman GENESIS Portfolio. Absent the reimbursement and fee waiver, Management and Administration Fees would be 0.91%, 1.25%, 0.93%, and 0.88% per annum and Total Operating Expenses would be 1.27%,

1.65%, 1.25%, and 1.06% per annum of the average daily net assets of Neuberger& Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman MANHATTAN Trust, and Neuberger&Berman PARTNERS Trust, respectively.


   For more information about the current expense reimbursement undertakings and fee waiver, see "Expenses" on page 35.


          Example

----------------------------------------------------------------------

   To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


NEUBERGER&BERMAN                       1      3      5     10
EQUITY TRUST                         YEAR   YEARS  YEARS  YEARS
---------------------------------------------------------------
FOCUS TRUST                          $10    $32    $55    $121
GENESIS TRUST                        $14    $44    $76    $166
GUARDIAN TRUST                       $ 9    $29    $51    $113
MANHATTAN TRUST                      $11    $34    $60    $132
PARTNERS TRUST                       $10    $30    $52    $115



   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following tables is for each Fund as of August 31, 1996 and prior periods. This information has been audited by the Funds' respective independent auditors/accountants. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The auditors'/accountants' reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Focus Trust(1)
----------------------------------------------------------------------
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                   Period from
                                                                August 30, 1993(2)
                                                                        to
                                       Year Ended August 31,        August 31,
                                      1996     1995     1994           1993
                                     ---------------------------------------------
Net Asset Value, Beginning of Year   $ 14.41  $ 11.36  $ 10.03  $        10.00
                                     ---------------------------------------------
Income From Investment Operations
    Net Investment Income                .06      .05      .05              --
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                         .46     3.05     1.31             .03
                                     ---------------------------------------------
      Total From Investment
       Operations                        .52     3.10     1.36             .03
                                     ---------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                            (.02)    (.05)    (.02)             --
    Distributions (from capital
     gains)                             (.08)      --     (.01)             --
                                     ---------------------------------------------
      Total Distributions               (.10)    (.05)    (.03)             --
                                     ---------------------------------------------
Net Asset Value, End of Year         $ 14.83  $ 14.41  $ 11.36  $        10.03
                                     ---------------------------------------------
Total Return+                          +3.62%  +27.44%  +13.58%          +0.30%(3)
                                     ---------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $  55.6  $  14.5  $   1.6  $           --
                                     ---------------------------------------------
    Ratio of Expenses to Average
     Net Assets(4)                       .99%     .96%     .85%            .92%(5)
                                     ---------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(4)            .63%     .67%     .92%            .05%(5)
                                     ---------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Genesis Trust
----------------------------------------------------------------------
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                                     Period from
                                                                                  August 26, 1993(2)
                                               Year Ended August 31,                to August 31,
                                         1996          1995          1994                1993
                                       --------------------------------------------------------------
Net Asset Value, Beginning of Year     $   12.65     $   10.59     $   10.05             $ 10.00
                                       --------------------------------------------------------------
Income From Investment Operations
    Net Investment Loss                     (.02)         (.01)         (.01)                 --
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                            2.68          2.08           .56                 .05
                                       --------------------------------------------------------------
      Total From Investment
       Operations                           2.66          2.07           .55                 .05
                                       --------------------------------------------------------------
Less Distributions
    Distributions (from capital
     gains)                                 (.32)         (.01)         (.01)                 --
                                       --------------------------------------------------------------
Net Asset Value, End of Year           $   14.99     $   12.65     $   10.59             $ 10.05
                                       --------------------------------------------------------------
Total Return+                             +21.44%       +19.51%        +5.47%              +0.50%(3)
                                       --------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                         $    65.2     $    30.6     $     3.1             $    --
                                       --------------------------------------------------------------
    Ratio of Expenses to Average
     Net Assets(4)                          1.38%         1.42%         1.36%               1.51%(5)
                                       --------------------------------------------------------------
    Ratio of Net Investment Loss to
     Average Net Assets(4)                  (.27%)        (.24%)        (.21%)              (.44%)(5)
                                       --------------------------------------------------------------


SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Guardian Trust
----------------------------------------------------------------------
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                   Period from
                                                                August 3, 1993(2)
                                       Year Ended August 31,      to August 31,
                                      1996     1995     1994          1993
                                     --------------------------------------------
Net Asset Value, Beginning of Year   $ 13.83  $ 11.27  $ 10.27  $        10.00
                                     --------------------------------------------
Income From Investment Operations
    Net Investment Income                .16      .13      .09              --
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                         .55     2.55      .99             .27
                                     --------------------------------------------
      Total From Investment
       Operations                        .71     2.68     1.08             .27
                                     --------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                            (.14)    (.12)    (.07)             --
    Distributions (from capital
     gains)                             (.16)      --     (.01)             --
                                     --------------------------------------------
      Total Distributions               (.30)    (.12)    (.08)             --
                                     --------------------------------------------
Net Asset Value, End of Year         $ 14.24  $ 13.83  $ 11.27  $        10.27
                                     --------------------------------------------
Total Return+                          +5.19%  +24.01%  +10.57%          +2.70%(3)
                                     --------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $1,340.1 $ 683.1  $  75.8  $           --
                                     --------------------------------------------
    Ratio of Expenses to Average
     Net Assets(4)                       .92%     .90%     .80%            .81%(5)
                                     --------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(4)           1.26%    1.35%    1.50%           1.00%(5)
                                     --------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Manhattan Trust
----------------------------------------------------------------------
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                   Period from
                                                                   August 30,
                                                                     1993(2)
                                       Year Ended August 31,      to August 31,
                                      1996     1995     1994          1993
                                     --------------------------------------------
Net Asset Value, Beginning of Year   $ 12.99  $ 10.37  $ 10.01  $        10.00
                                     --------------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)        (.04)      --      .01              --
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                        (.34)    2.67      .36             .01
                                     --------------------------------------------
      Total From Investment
       Operations                       (.38)    2.67      .37             .01
                                     --------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                              --     (.01)    (.01)             --
    Distributions (from capital
     gains)                             (.43)    (.04)      --              --
                                     --------------------------------------------
      Total Distributions               (.43)    (.05)    (.01)             --
                                     --------------------------------------------
Net Asset Value, End of Year         $ 12.18  $ 12.99  $ 10.37  $        10.01
                                     --------------------------------------------
Total Return+                          -2.98%  +25.90%   +3.70%          +0.10%(3)
                                     --------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $  48.2  $  35.6  $  12.1  $           --
                                     --------------------------------------------
    Ratio of Expenses to Average
     Net Assets(4)                      1.08%    1.06%     .96%           1.04%(5)
                                     --------------------------------------------
    Ratio of Net Investment Income
     (Loss) to Average Net
     Assets(4)                          (.38%)    (.03%)     .16%           5.48%(5)
                                     --------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Partners Trust
----------------------------------------------------------------------
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                   Period from
                                                                   August 30,
                                                                     1993(2)
                                       Year Ended August 31,      to August 31,
                                      1996     1995     1994          1993
                                     --------------------------------------------
Net Asset Value, Beginning of Year   $ 12.68  $ 10.54  $ 10.01  $        10.00
                                     --------------------------------------------
Income From Investment Operations
    Net Investment Income                .08      .05      .03              --
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                        1.59     2.19      .53             .01
                                     --------------------------------------------
      Total From Investment
       Operations                       1.67     2.24      .56             .01
                                     --------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                            (.07)    (.02)    (.01)             --
    Distributions (from capital
     gains)                             (.89)    (.08)    (.02)             --
                                     --------------------------------------------
      Total Distributions               (.96)    (.10)    (.03)             --
                                     --------------------------------------------
Net Asset Value, End of Year         $ 13.39  $ 12.68  $ 10.54  $        10.01
                                     --------------------------------------------
Total Return+                         +13.76%  +21.52%   +5.61%          +0.10%(3)
                                     --------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $ 128.5  $  61.3  $   4.7  $           --
                                     --------------------------------------------
    Ratio of Expenses to Average
     Net Assets(4)                       .94%     .92%     .81%            .84%(5)
                                     --------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(4)            .84%     .81%     .47%           2.65%(5)
                                     --------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

1)Prior to January 1, 1995, the name of Neuberger&Berman FOCUS Trust was Neuberger&Berman Selected Sectors Trust.
2)The date investment operations commenced.
3)Not annualized.
4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                 PERIOD FROM
NEUBERGER&BERMAN                            YEAR ENDED AUGUST 31,              AUGUST 30, 1993
FOCUS TRUST                              1996        1995        1994        TO AUGUST 31, 1993
---------------------------------------------------------------------------------------------------
Expenses                                   1.27%       2.50%       2.50%              2.50%
                                      -------------------------------------------------------------
Net Investment Income (Loss)                .35%       (.87%)      (.73%)            (1.53%)
                                      -------------------------------------------------------------


                                                                                 PERIOD FROM
NEUBERGER&BERMAN                            YEAR ENDED AUGUST 31,              AUGUST 3, 1993
GUARDIAN TRUST                           1996        1995        1994        TO AUGUST 31, 1993
---------------------------------------------------------------------------------------------------
Expenses                                    .92%        .96%       1.52%              2.50%
                                      -------------------------------------------------------------
Net Investment Income (Loss)               1.26%       1.29%        .78%              (.69%)
                                      -------------------------------------------------------------

                                                                                 PERIOD FROM
NEUBERGER&BERMAN                            YEAR ENDED AUGUST 31,              AUGUST 30, 1993
MANHATTAN TRUST                          1996        1995        1994        TO AUGUST 31, 1993
---------------------------------------------------------------------------------------------------
Expenses                                   1.25%       1.46%       2.50%              2.50%
                                      -------------------------------------------------------------
Net Investment Income (Loss)               (.55%)      (.43%)     (1.38%)             4.02%
                                      -------------------------------------------------------------

                                                                                 PERIOD FROM
NEUBERGER&BERMAN                            YEAR ENDED AUGUST 31,              AUGUST 30, 1993
PARTNERS TRUST                           1996        1995        1994        TO AUGUST 31, 1993
---------------------------------------------------------------------------------------------------
Expenses                                   1.06%       1.24%       2.50%              2.50%
                                      -------------------------------------------------------------
Net Investment Income (Loss)                .72%        .49%      (1.22%)              .99%
                                      -------------------------------------------------------------


   After reimbursement of expenses by N&B Management and the waiver of a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio and indirectly by Neuberger&Berman GENESIS Trust. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


                                                                                 PERIOD FROM
NEUBERGER&BERMAN                            YEAR ENDED AUGUST 31,              AUGUST 26, 1993
GENESIS TRUST                            1996        1995        1994        TO AUGUST 31, 1993
---------------------------------------------------------------------------------------------------
Expenses                                   1.65%       1.78%       2.50%              2.50%
                                      -------------------------------------------------------------
Net Investment Loss                        (.54%)      (.60%)     (1.35%)            (1.43%)
                                      -------------------------------------------------------------

5)Annualized.

6)Because each Fund invests only in its corresponding Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, no Fund calculates a portfolio turnover rate or pays any brokerage commissions. The portfolio turnover rates for each Portfolio were as follows:

                                                 YEAR ENDED AUGUST 31,           PERIOD FROM
                                                                               AUGUST 2, 1993
                                              1996       1995       1994     TO AUGUST 31, 1993
------------------------------------------------------------------------------------------------
Neuberger&Berman FOCUS Portfolio               39%        36%        52%             4%
------------------------------------------------------------------------------------------------
Neuberger&Berman GENESIS Portfolio             21%        37%        63%             3%
------------------------------------------------------------------------------------------------
Neuberger&Berman GUARDIAN Portfolio            37%        26%        24%             3%
------------------------------------------------------------------------------------------------
Neuberger&Berman MANHATTAN Portfolio           53%        44%        50%             3%
------------------------------------------------------------------------------------------------
Neuberger&Berman PARTNERS Portfolio            96%        98%        75%             8%
------------------------------------------------------------------------------------------------

The average commission rates paid by each Portfolio were as follows:

                                                         YEAR ENDED
                                                         AUGUST 31,
                                                            1996
---------------------------------------------------------------------
Neuberger&Berman FOCUS Portfolio                           $0.0578
---------------------------------------------------------------------
Neuberger&Berman GENESIS Portfolio                         $0.0576
---------------------------------------------------------------------
Neuberger&Berman GUARDIAN Portfolio                        $0.0580
---------------------------------------------------------------------
Neuberger&Berman MANHATTAN Portfolio                       $0.0373
---------------------------------------------------------------------
Neuberger&Berman PARTNERS Portfolio                        $0.0494
---------------------------------------------------------------------


+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses and, for Neuberger&Berman GENESIS Trust, waived a portion of its corresponding Portfolio's management fee.

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 38.


   Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.


   The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.

          Neuberger&Berman Focus Portfolio

----------------------------------------------------------------------

   The  investment   objective   of   Neuberger&Berman   FOCUS   Portfolio   and
Neuberger&Berman FOCUS Trust is to seek long-term capital appreciation.
   Neuberger&Berman   FOCUS  Portfolio  invests  principally  in  common  stocks selected from the following 13 multi-industry sectors of the economy:

/ / Autos & Housing                    / / Health Care                    / / Technology
/ / Consumer Goods & Services          / / Heavy Industry                 / / Transportation
/ / Defense & Aerospace                / / Machinery & Equipment          / / Utilities
/ / Energy                             / / Media & Entertainment
/ / Financial Services                 / / Retailing

   To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. Further information on the
Portfolio's securities holdings and their allocation by sector as of the end of the Fund's most recent fiscal year is included in the Fund's annual report to shareholders, which is available at no cost upon request. The sectors are more fully described in the SAI.

   The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not purchase any security if, as a result, (1) more than 50% of its total assets would be invested in any one sector, (2) 25% or more of its total assets would be invested in the securities of companies having their principal business activities in any one industry (this policy is fundamental), or (3) more than 5% of its total assets would be invested in the securities of any one company.


          Neuberger&Berman Genesis Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GENESIS Portfolio and Neuberger&Berman GENESIS Trust is to seek capital appreciation.
   Neuberger&Berman GENESIS Portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of the Portfolio's investment as small-cap companies. Companies whose market capitalizations exceed $1.5 billion after purchase continue to be considered small-cap companies for purposes of the Portfolio's investment policies. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues, or income -- commonly used to measure the size of a company.

   Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 Index or quoted on Nasdaq, have a cyclical relationship with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.

   Small-cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-cap company stocks pay low or no dividends, and the Portfolio seeks long-term appreciation, rather than income. Small-cap company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market.

   The Portfolio tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Portfolio seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Portfolio diversifies its holdings among many companies and industries. The Portfolio focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Portfolio's securities are generally selected with the belief that they are currently undervalued, based on EXISTING conditions.


          Neuberger&Berman Guardian Portfolio

----------------------------------------------------------------------

   The   investment  objective   of  Neuberger&Berman   GUARDIAN  Portfolio  and
Neuberger&Berman  GUARDIAN   Trust  is   to  seek   capital  appreciation   and,
secondarily, current income.

   Neuberger&Berman GUARDIAN Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.

   Neuberger&Berman GUARDIAN Trust, its Sister Fund and the Sister Fund's predecessor have paid their shareholders an income dividend every quarter and a capital gain distribution every year since the predecessor's inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.

          Neuberger&Berman Manhattan Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Trust is to seek capital appreciation without regard to income.
   Neuberger&Berman MANHATTAN Portfolio generally invests in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

   The Portfolio uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Portfolios. The Portfolio focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments among many companies and industries.


   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Small-cap company stocks are subject to the risks described with respect to the investment program of Neuberger&Berman GENESIS Portfolio. Moreover, the Portfolio does not follow a policy of active trading for short-term profits.
Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.


          Neuberger&Berman Partners Portfolio

----------------------------------------------------------------------

   The   investment  objective   of  Neuberger&Berman   PARTNERS  Portfolio  and
Neuberger&Berman PARTNERS Trust is to seek capital growth.

   Neuberger&Berman PARTNERS Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B
Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.

   The   Portfolio  considers  additional  factors  when  selecting  securities, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. The portfolio turnover rates of each Portfolio for 1996 and earlier years are set forth under "Notes to Financial Highlights." It is anticipated that the annual turnover rate of Neuberger&Berman MANHATTAN Portfolio and of Neuberger&Berman PARTNERS Portfolio may exceed 100% in some fiscal years. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 31 and the SAI.

          Borrowings

----------------------------------------------------------------------


   Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION

   The performance of the Funds is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

   The Funds commenced operations in August 1993, and their first fiscal year ended August 31, 1993. The following table shows the average annual total returns of each Fund for the 1-year, 5-year, and 10-year periods ended August 31, 1996. Returns for periods prior to each Fund's inception represent the performance of the respective Sister Fund and its predecessor. The table also shows a comparison with the S&P "500" Index for each Fund (except Neuberger&Berman GENESIS Trust, which is compared with the Russell 2000 Index) and its respective Sister Fund and that Sister Fund's predecessor. The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. The Russell 2000 is an unmanaged index of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing about 11% of the Russell 3000's total market capitalization. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Further information regarding the Funds' performance is presented in their annual report to shareholders, which is available without charge by calling 800-877-9700.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                             ENDED AUGUST 31, 1996


NEUBERGER&BERMAN                                                 SINCE    INCEPTION
EQUITY TRUST                   1 YEAR     5 YEARS   10 YEARS   INCEPTION    DATE
-----------------------------------------------------------------------------------
FOCUS TRUST                      +3.62%    +16.54%    +13.71%    +11.82%   10/19/55
GUARDIAN TRUST                   +5.19%    +15.07%    +13.31%    +12.92%     6/1/50
MANHATTAN TRUST                  -2.98%    +11.12%    +11.12%    +16.39%    3/1/79+
PARTNERS TRUST                  +13.76%    +15.21%    +12.59%    +17.50%   1/20/75+
S&P "500"                       +18.70%    +13.59%    +13.35%     N/A        N/A
GENESIS TRUST                   +21.44%    +14.83%     N/A       +13.69%    9/27/88
RUSSELL 2000                    +10.82%    +15.05%     N/A        N/A        N/A


+THE DATES WHEN N&B MANAGEMENT BECAME INVESTMENT ADVISER TO THE PREDECESSORS OF THE SISTER FUNDS.


   Prior to November 1991, the investment policies of the predecessor of Neuberger&Berman FOCUS Trust's Sister Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period. Had N&B Management not reimbursed certain expenses or waived certain fees since the Funds began operations in August 1993, the total returns of the Funds would have been lower. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds as compared to those of the Sister Funds and their predecessors.


   The following table lets you take a closer look at how each Fund and its respective Sister Fund and that Sister Fund's predecessor performed year by year, in terms of an annual per share total return for each calendar year (ending December 31). Please note that the previous chart reflects information for periods ended on the Funds' last fiscal year-end (that is, as of August 31, 1996).



              TOTAL RETURNS FOR CALENDAR YEARS ENDED DECEMBER 31,



NEUBERGER&BERMAN
EQUITY TRUST       1986   1987    1988    1989    1990    1991    1992    1993    1994    1995
-----------------------------------------------------------------------------------------------
FOCUS TRUST      +10.1%   +0.6%  +16.5%  +29.8%   -5.9%  +24.7%  +21.1%  +19.6%   +0.9%  +36.0%
GUARDIAN TRUST   +11.9    -1.0   +28.0   +21.5    -4.7   +34.3   +19.0   +13.5    +1.5   +32.0%
MANHATTAN TRUST  +16.8    +0.4   +18.3   +29.1    -8.1   +30.9   +17.8   +10.0    -3.4   +30.8%
PARTNERS TRUST   +17.3    +4.3   +15.5   +22.8    -5.1   +22.4   +17.5   +15.5    -1.0   +35.2%
S&P "500"        +18.6    +5.2   +16.5   +31.6    -3.1   +30.3    +7.6   +10.0    +1.4   +37.5%
GENESIS TRUST     N/A     N/A     N/A    +17.3   -16.2   +41.6   +15.6   +14.4    -1.7   +27.2%
RUSSELL 2000      N/A     N/A     N/A    +16.3   -19.5   +46.0   +18.4   +18.9    -1.8   +28.5%


    TOTAL RETURN INFORMATION. You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Funds

----------------------------------------------------------------------


   Each Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolios

----------------------------------------------------------------------


   Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The five Sister Funds that are series of N&B Equity Funds invest all of their respective net investable assets in five corresponding Portfolios of Managers Trust. Four mutual funds that are series of Neuberger&Berman Equity Assets ("N&B Equity Assets") invest all of their respective net investable assets in four corresponding Portfolios of Managers Trust. The shares of each series of N&B Equity Funds (but not of N&B Equity Assets) are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Equity Funds and N&B Equity Assets) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Funds and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Equity Funds or N&B Equity Assets or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.
    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

SHAREHOLDER SERVICES

          How to Buy Shares

----------------------------------------------------------------------


   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


   Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for shares of all Funds are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to buy shares.

   Other Information:
   / / An Institution must pay for shares it purchases in U.S. dollars.
   / / Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services -- Exchanging Shares."
   / / The Funds will not issue a certificate for your shares.

   / / Some Institutions may charge their clients a fee in connection with purchases of shares of the Funds.


          How to Sell Shares

----------------------------------------------------------------------


   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for shares of all Funds are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to sell shares.

   Other Information:


   / / Redemption  proceeds  will be  paid to  Institutions  as agreed  with N&B
       Management, but in any case within three business days (under unusual circumstances a Fund may take longer, as permitted by law).

   / / Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

   / / Some Institutions may charge their clients a fee in connection with redemptions of shares of the Funds.


          Exchanging Shares

----------------------------------------------------------------------


   Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

   / / Shares  can be  exchanged ONLY  between accounts  registered in  the same name, address, and taxpayer ID number of the Institution.
   / / An exchange can be made  only into a fund  whose shares are eligible  for sale in the state where the Institution is located.
   / / An exchange may have tax consequences.

   / / Each Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.

   / / Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE
   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices. The Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   Each Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. In addition, Neuberger&Berman GUARDIAN Trust distributes substantially all of its share of Neuberger&Berman GUARDIAN Portfolio's net investment income, if any, near the end of each calendar quarter.


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.
    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

          Taxes

----------------------------------------------------------------------

   Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.
   An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before a Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December (or, in the case of Neuberger&Berman GUARDIAN Trust, near the end of a calendar quarter) should take this into account.

   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.

   Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid (or deemed paid) in the previous year. Information accompanying that statement will show the portion, if any, of those distributions that generally are not taxable in certain states.


    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

   When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.

   Each Institution is required annually to send investors in its accounts statements showing distribution and transaction information for the previous year.


   The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the five Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $13.9 billion as of September 30, 1996.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $42.9 billion of assets as of September 30, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   The following is information about the individuals who are primarily responsible for the day-to-day management of the Portfolios:

   Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio -- Kent C. Simons, Lawrence Marx III, and Kevin L. Risen. Mr. Simons and

Mr. Marx are Vice Presidents of N&B Management and principals of Neuberger& Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio and Neuberger&Berman FOCUS Trust's Sister Fund's predecessor since 1988, and for Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Trust's Sister Fund's predecessor since 1983. Mr. Marx has had those responsibilities since 1988. Mr. Risen has had those responsibilities since 1996. Mr. Risen has been an Assistant Vice President of N&B Management since May 1996 and a portfolio manager for Neuberger&Berman since 1995. He was a research analyst at Neuberger&Berman from 1992 to 1995; from 1990 to 1992, he was a research analyst at another prominent financial services firm.


   Neuberger&Berman GENESIS Portfolio -- Judith M. Vale. Ms. Vale has been a member of Neuberger&Berman's Small Cap Group since 1992, a Vice President of N&B Management since November 1994 and a principal of Neuberger&Berman since July 1996. She has been primarily responsible for the day-to-day management of Neuberger&Berman GENESIS Portfolio since February 1994. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992.


   Neuberger&Berman MANHATTAN Portfolio -- Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. Previously he was a securities analyst and portfolio manager with that firm. He has had responsibility for Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Trust's Sister Fund's predecessor since June 1992. Ms. Switzer has been an Assistant Vice President of N&B Management since March 1995 and a portfolio manager for Neuberger&Berman since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.


   Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen and Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had responsibility for Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Trust's Sister Fund's predecessor since June 1990. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. Mr. Gendelman is a senior portfolio manager for Neuberger&Berman and an Assistant Vice President of N&B Management. Mr. Gendelman has had responsibility for Neuberger&Berman PARTNERS Portfolio since October 1994. He was a portfolio manager for another mutual fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

   Neuberger&Berman acts as the principal broker for the Portfolios in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.


   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to that Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of no more than 0.25% of the value of Fund shares held through that Institution. For investment management services, each Portfolio (except Neuberger&Berman GENESIS Portfolio) pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
Neuberger&Berman GENESIS Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion.

   During its 1996 fiscal year, each Fund accrued administration fees and a pro rata portion of the corresponding Portfolio's management fees (prior to any expense reimbursement or fee waiver), as a percentage of the Fund's average daily net assets, as follows:


Neuberger&Berman FOCUS Trust                          0.91%
Neuberger&Berman GENESIS Trust                        1.25%
Neuberger&Berman GUARDIAN Trust                       0.84%
Neuberger&Berman MANHATTAN Trust                      0.93%
Neuberger&Berman PARTNERS Trust                       0.88%


   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.


   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


   During its 1996 fiscal year, each Fund bore total operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each Fund and N&B Management's waiver of a portion of the management fee borne indirectly by Neuberger&Berman GENESIS Trust), as follows:


Neuberger&Berman FOCUS Trust                          0.99%
Neuberger&Berman GENESIS Trust                        1.38%
Neuberger&Berman GUARDIAN Trust                       0.92%
Neuberger&Berman MANHATTAN Trust                      1.08%
Neuberger&Berman PARTNERS Trust                       0.94%


   N&B Management has voluntarily undertaken to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" is the sum of the Fund's Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses, divided by that Fund's average daily net assets for the year. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. In addition, N&B Management has voluntarily agreed to waive a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio and indirectly by Neuberger&Berman GENESIS Trust to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman GENESIS Portfolio. The effect of reimbursement or a waiver by N&B Management is to reduce a Fund's expenses and thereby increase its total return.

          Transfer Agent

----------------------------------------------------------------------

   The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to the Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

DESCRIPTION OF INVESTMENTS
   In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.
    ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets (5% in the case of Neuberger&Berman GENESIS Portfolio) in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.

    RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. Each Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, by offsetting favorable price movements in hedged investments; and (4) the possible inability of a Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."

    SHORT SALES AGAINST-THE-BOX. Each Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.
    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.
    OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

   U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government.


   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.


   Neuberger&Berman PARTNERS Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade and Comparable Unrated Securities. Such securities may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman PARTNERS Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION
   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-877-9700

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE
EQUITY TRUST
Neuberger&Berman Focus Trust
Neuberger&Berman Genesis Trust
Neuberger&Berman Guardian
  Trust
Neuberger&Berman Manhattan
  Trust
Neuberger&Berman Partners Trust


INCOME TRUST
Neuberger&Berman Ultra Short
  Bond Trust
Neuberger&Berman Limited
  Maturity Bond Trust

Neuberger&Berman, Neuberger&Berman Management Inc., and the above-named Funds are registered trademarks or service marks of Neuberger&Berman Management Inc.


-C- 1996 Neuberger&Berman Management Inc.

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Neuberger&Berman Management Inc. -Registered Trademark-

         605 THIRD AVENUE 2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700





                              This wrapper is not part of the prospectus.
             [recycle logo]   PRINTED ON RECYCLED PAPER


                                                            NBETP0001296

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                 NEUBERGER & BERMAN EQUITY TRUST AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 6, 1996

         Neuberger & Berman                          Neuberger & Berman
         Manhattan Trust                             Genesis Trust
         (and Neuberger & Berman                     (and Neuberger & Berman
         Manhattan Portfolio)                        Genesis Portfolio)

         Neuberger & Berman                          Neuberger & Berman
         Focus Trust                                 Guardian Trust
         (and Neuberger & Berman                     (and Neuberger & Berman
         Focus Portfolio)                            Guardian Portfolio)

                               Neuberger & Berman
                                 Partners Trust
                   (and Neuberger & Berman Partners Portfolio)

                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

       -----------------------------------------------------------------

                  Neuberger & Berman MANHATTAN Trust, Neuberger & Berman GENESIS Trust, Neuberger & Berman FOCUS Trust, Neuberger & Berman GUARDIAN Trust, and Neuberger & Berman PARTNERS Trust (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 6, 1996. The Funds invest all of their net investable assets in Neuberger & Berman MANHATTAN Portfolio, Neuberger & Berman GENESIS Portfolio, Neuberger & Berman FOCUS Portfolio, Neuberger & Berman GUARDIAN Portfolio, and Neuberger & Berman PARTNERS Portfolio (each a "Portfolio"), respectively.


                  AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER- DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


         The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                           PAGE


INVESTMENT INFORMATION...................................................... 1
     Investment Policies and Limitations...................................  1
     Mark R. Goldstein, Portfolio Manager of Neuberger & Berman
              MANHATTAN Portfolio..........................................  6
     Judith M. Vale, Portfolio Manager of Neuberger & Berman
              GENESIS Portfolio............................................  6
     Kent C. Simons, Lawrence Marx III, and Kevin L. Risen,
               Portfolio Co-Managers of Neuberger & Berman FOCUS
               and Neuberger & Berman GUARDIAN Portfolios..................  9
     Michael M. Kassen and Robert I. Gendelman, Portfolio
               Co-Managers of Neuberger & Berman PARTNERS Portfolio........ 10
     Additional Investment Information..................................... 11
     Neuberger & Berman FOCUS Portfolio - Description of
              Economic Sectors............................................. 22

PERFORMANCE INFORMATION.....................................................25
     Total Return Computations............................................. 26
     Other Performance Information......................................... 28

CERTAIN RISK CONSIDERATIONS.................................................29

TRUSTEES AND OFFICERS.......................................................29

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................37
     Investment Manager and Administrator.................................. 37
     Sub-Adviser........................................................... 39
     Investment Companies Managed.......................................... 40
     Management and Control of N&B Management.............................. 43

DISTRIBUTION ARRANGEMENTS...................................................44

ADDITIONAL EXCHANGE INFORMATION.............................................45

ADDITIONAL REDEMPTION INFORMATION...........................................46
     Suspension of Redemptions............................................. 46
     Redemptions in Kind................................................... 46

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................47

ADDITIONAL TAX INFORMATION..................................................47
     Taxation of the Funds................................................. 47
     Taxation of the Portfolios............................................ 48
     Taxation of the Funds' Shareholders................................... 51

PORTFOLIO TRANSACTIONS......................................................51
     Portfolio Turnover.................................................... 59

                                                                           PAGE



REPORTS TO SHAREHOLDERS.....................................................59

ORGANIZATION............................................................... 59

CUSTODIAN AND TRANSFER AGENT................................................59

INDEPENDENT AUDITORS/ACCOUNTANTS............................................59

LEGAL COUNSEL...............................................................60

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................60

REGISTRATION STATEMENT......................................................64

FINANCIAL STATEMENTS........................................................65

Appendix A..................................................................66
     RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER....................... 66

Appendix B..................................................................69
     THE ART OF INVESTMENT:
                A CONVERSATION WITH ROY NEUBERGER...........................69

                             INVESTMENT INFORMATION

         Each Fund is a separate operating series of Neuberger & Berman Equity Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

         Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

         Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

         The following fundamental investment policies and limitations apply to all Portfolios:

         1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumental- ities.

         5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. No Portfolio may underwrite securi- ties of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an under- writer within the meaning of the Securities Act of 1933 ("1933 Act").

         The following non-fundamental investment policies and limitations apply to all Portfolios:

         1. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agree- ments, exceed 5% of its total assets.

         2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

         3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         4. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such
short-term   credits  as  are   necessary   for  the   clearance  of  securities
transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5. SHORT SALES. No Portfolio may sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

         6.  OWNERSHIP OF PORTFOLIO  SECURITIES  BY OFFICERS  AND  TRUSTEES.  No
Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

         7. UNSEASONED ISSUERS. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

         8. PUTS, CALLS, STRADDLES, OR SPREADS. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

         9. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

         10. FOREIGN SECURITIES. No Portfolio may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

         11. OIL AND GAS PROGRAMS. No Portfolio may invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but each Portfolio may purchase securities of companies that own interests in any of the foregoing.

         12. REAL ESTATE. No Portfolio may purchase or sell real property (including partnership or similar interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that no Portfolio may purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

         In addition to the foregoing non-fundamental investment policies and limitations, which apply to each Portfolio, the following non-fundamental investment policies and limitations apply to the indicated Portfolios:

         13. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER & BERMAN GENESIS, NEUBERGER & BERMAN FOCUS, AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). None of these Portfolios may purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

         14. WARRANTS (NEUBERGER & BERMAN GENESIS, NEUBERGER & BERMAN FOCUS, AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). None of these Portfolios may invest more than 5% of its net assets in warrants, including warrants that are listed on the New York Stock Exchange ("NYSE") or American Stock Exchange, or more than 2% of its net assets in warrants that are not so listed. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.


         15. PLEDGING (NEUBERGER & BERMAN GENESIS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) for Neuberger & Berman GENESIS Portfolio, this limitation does not apply to the deposit of portfolio securities as collateral in connection with short sales against-the-box, and the Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

         16. SECTOR CONCENTRATION (NEUBERGER & BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

         Each Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.

MARK R. GOLDSTEIN, PORTFOLIO MANAGER OF NEUBERGER & BERMAN
MANHATTAN PORTFOLIO

         Neuberger & Berman MANHATTAN Portfolio's objective is capital appreciation, without regard to income. "The Portfolio differs from the other Portfolios in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and that of the general market," says Mark Goldstein, its portfolio manager. Mr. Goldstein has consistently followed this approach as a portfolio manager at N&B Management. He looks for stocks of financially sound companies with a special market capability, a competitive advantage or a product that makes them particularly attractive over the long term, but likes to purchase them at a reasonable price relative to their growth rate. Mr. Goldstein calls this approach "GARP" -- growth at a reasonable price. "An investor shouldn't try to beat the market by trading funds like stocks. The hardest thing to do -- but the best thing to do -- is to put in some money when the market is down and keep it there. That's how one really builds wealth over the long term. A mutual fund can be a great long-term investment."

         "We view value on both a relative and an absolute basis, so we may buy stocks with somewhat above-market historical growth rates," Mr. Goldstein explains. "We tend to stay more fully invested when we think the market is attractive for quality growth companies. But we will get out of stocks and into cash when we think there are no reasonable values available."

JUDITH M. VALE, PORTFOLIO MANAGER OF NEUBERGER & BERMAN GENESIS
PORTFOLIO

         The predecessor of Neuberger & Berman GENESIS Fund (which, like Neuberger & Berman GENESIS Trust, invests all of its net investable assets in Neuberger & Berman GENESIS Portfolio) was established in 1988. A fund dedicated to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger & Berman GENESIS Portfolio is devoted to the same value principles as the other equity funds managed by N&B Management. "I buy small-cap stocks with solid earnings today, not just promises for tomorrow," says its portfolio manager Judith Vale.


         "Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger & Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as our other funds look for in stocks of larger companies. We stick to the areas we understand. I'm looking for the most persistent earnings growth at the lowest multiple." Ms. Vale looks for well-established companies with entrepreneurial management and sound finances. She also looks for catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.

         "Our motto is 'boring is beautiful,'" explains Ms. Vale. "Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, we look for little-known, solid, growing companies whose stocks we believe are wonderful bargains."

AN INTERVIEW WITH JUDITH VALE

Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

         So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

         Of course, I'm not advocating investing in a portfolio consisting only of small-cap stock funds. It pays to diversify. Let's look back 25 years. While past performance cannot indicate future performance, small-cap stocks have outperformed larger-cap stocks 16 out of the 25 years. Which means larger-cap stocks have done better the rest of the time.*

-----------------------

* Results are on a total return basis and include reinvestment of all dividends and capital gain distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1971 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to present. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in many securities not included in the above-described indices. Source: STOCKS, BONDS, BILL AND INFLATION 1996 YEARBOOKTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

Q: Neuberger & Berman GENESIS Trust is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

A: I understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger & Berman GENESIS Portfolio, I'm 100% behind finding GROWING small-cap companies -- what I believe are highly profitable companies with solid records and promising futures. So where do I part company with managers who follow a "small-cap growth" style? It comes down to how much growth and at what price. Small-cap growth investors seem willing to pay a premium for vastly superior growth. This results in two problems: a) growth tends to be discounted by the premium valuations, and b) the growth expectations are so high as to be unsustainable. In my opinion, superior yet more stable returns can be purchased at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.

         In that respect, I'm a "value" manager. Yet I'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When I search for growing, high-quality small-cap companies selling at what I feel are bargain prices, I ask myself: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?

Q: Let's turn to specifics. What criteria do you use to decide which small-cap companies make the cut -- and which ones don't?

A: Over the course of my involvement with small-cap companies for 16 years, I've seen hundreds that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

         First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

         In addition to having a competitive edge, a successful small- cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

         No small-cap company can grow without having the right people on board. That's why I spend so much time meeting the CEOs and CFOs of small-cap companies. While I question the managers about future plans and strategies, I spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

         THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

KENT C. SIMONS, LAWRENCE MARX III, AND KEVIN L. RISEN, PORTFOLIO
CO-MANAGERS OF NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN
GUARDIAN PORTFOLIOS

         Neuberger & Berman FOCUS Portfolio's investment objective is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. "We begin by looking for stocks that are selling for less than we think they're worth, a 'bottom-up approach'" says Mr. Simons. "More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. We think 90% of cheap stocks deserve to be cheap. Our job is to find the 10% that don't."

"We don't pick sectors for Neuberger & Berman FOCUS Portfolio based on our perception of how the economy is going to do. Nor do we engage in making economic or currency predictions. We look for stocks with either low relative or low absolute valuations," explains Mr. Marx. "Often, these stocks will be found in a particular sector, but we didn't start out being bullish on that sector.

It's just where we happened to find the values. We find that if one company comes under a cloud, it tends to happen to its whole industry. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager would be able to achieve above-average performance."

         Neuberger & Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman GUARDIAN Fund, which, like Neuberger & Berman GUARDIAN Trust, invests all of its net investable assets in Neuberger & Berman GUARDIAN Portfolio.

         It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, the Fund, Neuberger & Berman GUARDIAN Fund and its predecessor have served shareholders well and have paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

         Messrs. Simons, Marx and Risen place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Says Mr. Marx, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

         "People who switch around a lot are not going to benefit from our approach. They're following the market -- we're looking at fundamentals."

MICHAEL M. KASSEN AND ROBERT I. GENDELMAN, PORTFOLIO CO-MANAGERS OF NEUBERGER & BERMAN PARTNERS PORTFOLIO

         "Neuberger & Berman PARTNERS Portfolio's objective is capital growth," say its portfolio co-managers Michael Kassen and Robert Gendelman. "We want to make money in good markets and not give up those gains during rough times."

         "Our investors seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education."

         "We look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to our projection of the growth of their future earnings. If the market goes down, those stocks we elect to hold, historically, go down less."

         The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

         What else catches Mr. Kassen's and Mr. Gendelman's eyes? "We like managements that own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line."

         To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? "Market leaders tend to earn higher levels of profits."

         Neuberger & Berman PARTNERS Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

         Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


         SECURITIES LOANS (ALL PORTFOLIOS). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


         RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradeable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


         Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


         REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

         FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

         Each   Portfolio   also  may   invest  in   equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.


         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.


         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.


         COVERED CALL OPTIONS (ALL PORTFOLIOS). Each Portfolio may write covered call options on portfolio securities valued at up to 10% of its net assets and may purchase call options in related closing transactions. Generally, the purpose of writing and purchasing these options is to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

         When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.

         Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do) but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions, and limits the Portfolios' counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices.


         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If a Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

         A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         A Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

         FORWARD FOREIGN CURRENCY CONTRACTS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolios enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy- hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


         OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies in amounts not exceeding 5% of its net assets. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent a Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


         COVER FOR OPTIONS AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (ALL PORTFOLIOS). Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.


         GENERAL RISKS OF HEDGING INSTRUMENTS (ALL PORTFOLIOS). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


         Each Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."




         FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). In addition, Neuberger & Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower- rated securities may be thinner and less active than for higher- rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger & Berman PARTNERS Portfolio warrants exposure to the additional level of risk.


         Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, each Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger & Berman PARTNERS Portfolio).


         COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

         Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         ZERO COUPON SECURITIES (NEUBERGER & BERMAN PARTNERS PORTFOLIO). This Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


         The discount on zero coupon securities ("original issue discount") is taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because Neuberger & Berman PARTNERS Trust must distribute substantially all of its net income (including its share of the Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy that Fund's distribution requirements. See "Additional Tax Information."


         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturity and credit quality.


         CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


         Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.


         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objective.


         PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

NEUBERGER & BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC
SECTORS.

         Neuberger & Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

         (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products

("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

         (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

         (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

         (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

         (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

         (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

         (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

         (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

         (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in tele- vision and radio broadcast are subject to government regulation.

         (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

         (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

         (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, rail-roads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

         (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.


                             PERFORMANCE INFORMATION

         Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

         Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)(SUPERSCRIPT)n = ERV

         Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


         Although none of the Funds commenced operations until August 1993, each Fund's investment objective, policies, and limitations are the same as those of another mutual fund that is a series of Neuberger & Berman Equity Funds and that has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund and that Sister Fund's predecessor. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors.


         The average annual total returns for Neuberger & Berman MANHATTAN Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were -2.98%, +11.12%, and +11.12%, respectively. If an investor had invested $10,000 in that predecessor's shares on March 1, 1979 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $142,762 on August 31, 1996.


         The average annual total returns for Neuberger & Berman GENESIS Trust, its Sister Fund, and that Sister Fund's predecessor for the one- and five-year periods ended August 31, 1996, and for the period from September 27, 1988 (commencement of operations), through August 31, 1996, were +21.44%, +14.83%, and +13.69%, respectively. If an investor had invested $10,000 in that predecessor's shares on September 27, 1988 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $27,664 on August 31, 1996.


         The average annual total returns for Neuberger & Berman FOCUS Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were +3.62%, +16.54%, and +13.71%, respectively. If an investor had invested $10,000 in that predecessor's shares on October 19, 1955 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $965,812 on August 31, 1996.


         The average annual total returns for Neuberger & Berman GUARDIAN Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were +5.19%, +15.07%, and +13.31%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 1, 1950 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $2,765,779 on August 31, 1996.


         The average annual total returns for Neuberger & Berman PARTNERS Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were +13.76%, +15.21%, and +12.59%, respectively. If an investor had invested $10,000 in that predecessor's shares on January 20, 1975 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $327,023 on August 31, 1996.



         Prior to January 5, 1989, the investment policies of the predecessor of Neuberger & Berman FOCUS Trust's Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Trust may be required, under applicable law, to include information reflecting the Sister Fund's predecessor's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not accurately reflect the level of performance and expenses that would have been experienced had the Sister Fund's predecessor been operating under the Fund's current investment policies.

COMPARATIVE INFORMATION

         From time to time each Fund's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


                  (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $40 million to $2.3 billion, with an average of $451 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.6 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

         Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

         From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

         N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

         Investors who may find Neuberger & Berman PARTNERS Trust, Neuberger & Berman GUARDIAN Trust or Neuberger & Berman FOCUS Trust to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                           CERTAIN RISK CONSIDERATIONS

         Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective.



                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman").


Name, Age, and                               Positions Held
  Address(1)                                 With the Trusts                     Principal Occupation(s)(2)
--------------                               ---------------                     --------------------------

Faith Colish (61)                            Trustee of each                     Attorney at Law, Faith
63 Wall Street                               Trust                               Colish, A Professional
24th Floor                                                                       Corporation.
New York, NY  10005

Donald M. Cox (74)                           Trustee of each                     Retired.  Formerly Senior
435 East 52nd Street                         Trust                               Vice President and Direc-
New York, NY  10022                                                              tor of Exxon Corporation;
                                                                                 Director of Emigrant Sav-
                                                                                 ings Bank.

Stanley Egener* (62)                         Chairman of the                     Principal of Neuberger &
                                             Board, Chief                        Berman; President and
                                             Executive Offi-                     Director of N&B Manage-
                                             cer, and Trustee                    ment; Chairman of the
                                             of each Trust                       Board, Chief Executive
                                                                                 Officer and Trustee of
                                                                                 eight other mutual funds
                                                                                 for which N&B Management
                                                                                 acts as investment manager
                                                                                 or administrator.

Alan R. Gruber (69)                          Trustee of each                     Chairman and Chief Execu-
Orion Capital                                Trust                               tive Officer of Orion
Corporation                                                                      Capital Corporation (prop-
600 Fifth Avenue                                                                 erty and casualty insur-
24th Floor                                                                       ance); Director of Tren-
New York, NY 10020                                                               wick Group, Inc. (property
                                                                                 and casualty reinsurance);
                                                                                 Chairman of the Board and
                                                                                 Director of Guaranty
                                                                                 National Corporation
                                                                                 (property and casualty
                                                                                 insurance); formerly
                                                                                 Director of Ketema, Inc.
                                                                                 (diversified manufac-
                                                                                 turer).


                                                     - 29 -






Howard A. Mileaf (59)                        Trustee of each                     Vice President and Special
WHX Corporation                              Trust                               Counsel to WHX Corporation
110 East 59th Street                                                             (holding company) since
30th Floor                                                                       1992; formerly Vice Presi-
New York, NY  10022                                                              dent and General Counsel
                                                                                 of Keene Corporation (manufacturer
                                                                                 of industrial products);
                                                                                 Director of Kevlin Corporation
                                                                                 (manufacturer of microwave
                                                                                 and other products).

Edward I. O'Brien*                           Trustee of each                     Until 1993, President of
(68)                                         Trust                               the Securities Industry
12 Woods Lane                                                                    Association ("SIA")
Scarsdale, NY 10583                                                              (securities industry's
                                                                                 representative in government
                                                                                 relations and regulatory
                                                                                 matters at the federal and
                                                                                 state levels); until November
                                                                                 1993, employee of the SIA;
                                                                                 Director of Legg Mason, Inc.

John T. Patterson, Jr.                       Trustee of each                     Retired.  Formerly,
(68)                                         Trust                               President of SOBRO (South
183 Ledge Drive                                                                  Bronx Overall Economic
Torrington, CT  06790                                                            Development Corporation).

John P. Rosenthal (63)                       Trustee of each                     Senior Vice President of
Burnham Securities                           Trust                               Burnham Securities Inc. (a
Inc.                                                                             registered broker-dealer)
Burnham Asset                                                                    since 1991; formerly
Management Corp.                                                                 Partner of Silberberg,
1325 Avenue of the                                                               Rosenthal & Co. (member of
Americas                                                                         National Association of
17th Floor                                                                       Securities Dealers, Inc.);
New York, NY  10019                                                              Director, Cancer Treatment
                                                                                 Holdings, Inc.


                                                     - 30 -






Cornelius T. Ryan (65)                       Trustee of each                     General Partner of Oxford
Oxford Bioscience                            Trust                               Partners and Oxford Bio-
Partners                                                                         science Partners (venture
315 Post Road West                                                               capital partnerships) and
Westport, CT  06880                                                              President of Oxford Ven-
                                                                                 ture Corporation; Director
                                                                                 of Capital Cash Management
                                                                                 Trust (money market fund)
                                                                                 and Prime Cash Fund.

Gustave H. Shubert                           Trustee of each                     Senior Fellow/Corporate
(67)                                         Trust                               Advisor and Advisory Trus-
13838 Sunset Boulevard                                                           tee of Rand (a non-profit
Pacific Palisades, CA                                                            public interest research
90272                                                                            institution) since 1989;
                                                                                 Honorary Member of the
                                                                                 Board of Overseers of the
                                                                                 Institute for Civil Justice,
                                                                                 the Policy Advisory Committee
                                                                                 of the Clinical Scholars
                                                                                 Program at the University
                                                                                 of California, the American
                                                                                 Association for the Advancement
                                                                                 of Science, the Counsel on
                                                                                 Foreign Relations, and the
                                                                                 Institute for Strategic Studies
                                                                                 (London); advisor to the
                                                                                 Program Evaluation and
                                                                                 Methodology Division of
                                                                                 the U.S. General Accounting
                                                                                 Office; formerly Senior
                                                                                 Vice President and Trustee
                                                                                 of Rand.

Lawrence Zicklin* (60)                       President and                       Principal of Neuberger &
                                             Trustee of each                     Berman; Director of N&B
                                             Trust                               Management; President and/or
                                                                                 Trustee of five other mutual
                                                                                 funds for which N&B Management
                                                                                 acts as investment manager
                                                                                 or administrator.


                                                     - 31 -






Daniel J. Sullivan                           Vice President of                   Senior Vice President of
(56)                                         each Trust                          N&B Management since 1992;
                                                                                 prior thereto, Vice President
                                                                                 of N&B Management; Vice President
                                                                                 of eight other mutual funds
                                                                                 for which N&B Management
                                                                                 acts as investment manager
                                                                                 or administrator.

Michael J. Weiner (49)                       Vice President                      Senior Vice President  of
                                             and Principal                       N&B Management since 1992;
                                             Financial Officer                   Treasurer of N&B
                                             of each Trust                       Management from 1992 to
                                                                                 1996; prior thereto,
                                                                                 Vice President and
                                                                                 Treasurer of N&B
                                                                                 Management and Treasurer
                                                                                 of certain mutual funds
                                                                                 for which N&B Management
                                                                                 acted as investment
                                                                                 adviser; Vice President
                                                                                 and Principal Financial
                                                                                 Officer of eight other
                                                                                 mutual funds for which
                                                                                 N&B Management acts as
                                                                                 investment manager or
                                                                                 administrator.

Claudia A. Brandon                           Secretary of each                   Vice President of N&B Man-
(40)                                         Trust                               agement; Secretary of eight
                                                                                 other mutual funds for
                                                                                 which N&B Management acts
                                                                                 as investment manager or
                                                                                 administrator.

Richard Russell (49)                         Treasurer and                       Vice President of N&B
                                             Principal Ac-                       Management since 1993;
                                             counting Officer                    prior thereto, Assistant
                                             of each Trust                       Vice President of N&B
                                                                                 Management; Treasurer
                                                                                 and Principal Accounting
                                                                                 Officer of eight other
                                                                                 mutual funds for which
                                                                                 N&B Management acts as
                                                                                 investment manager or
                                                                                 administrator.


                                                     - 32 -






Stacy Cooper-Shugrue                         Assistant Secre-                    Assistant Vice President
(33)                                         tary of each                        of N&B Management since
                                             Trust                               1993; prior thereto,
                                                                                 employee of N&B Man-
                                                                                 agement; Assistant
                                                                                 Secretary of eight other
                                                                                 mutual funds for which N&B
                                                                                 Management acts as
                                                                                 investment manager or
                                                                                 administrator.

C. Carl Randolph (59)                        Assistant Secre-                    Principal of Neuberger &
                                             tary of each                        Berman since 1992; prior
                                             Trust                               thereto, employee of
                                                                                 Neuberger & Berman;
                                                                                 Assistant Secretary of
                                                                                 eight other mutual funds
                                                                                 for which N&B Management
                                                                                 acts as investment manager
                                                                                 or administrator.

Barbara DiGiorgio (37)                       Assistant                           Assistant Vice President
                                             Treasurer of each                   of N&B Management since
                                             Trust                               1993; prior thereto,
                                                                                 employee of N&B Management;
                                                                                 Assistant Treasurer of
                                                                                 eight other mutual funds
                                                                                 for which N&B Management
                                                                                 acts as investment manager
                                                                                 or administrator since 1996.

Celeste Wischerth (35)                       Assistant                           Assistant Vice President
                                             Treasurer of each                   of N&B Management since
                                             Trust                               1994; prior thereto,
                                                                                 employee of N&B
                                                                                 Management; Assistant
                                                                                 Treasurer of eight other
                                                                                 mutual funds for which
                                                                                 N&B Management acts as
                                                                                 investment manager or
                                                                                 administrator since 1996.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.


         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         For the fiscal year ended August 31, 1996, each Fund and Portfolio paid and accrued the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman: Neuberger & Berman MANHATTAN Trust and Portfolio - $1,826; Neuberger & Berman GENESIS Trust and Portfolio - $2,980; Neuberger & Berman FOCUS Trust and Portfolio - $1,335; Neuberger & Berman GUARDIAN Trust and Portfolio - $26,813; and Neuberger & Berman PARTNERS Trust and Portfolio - $2,594.

         The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/96

                                    Aggregate           Total Compensation from
                                  Compensation          Trusts in the Neuberger
Name and Position with              from the            & Berman Fund Complex
the Trust                             Trust             Paid to Trustees
----------------------            -------------         ------------------------

Faith Colish                         $ 2,320                  $ 38,500
Trustee                                                  (5 other investment
                                                             companies)

Donald M. Cox                        $ 2,320                  $ 31,000
Trustee                                                  (3 other investment
                                                             companies)

Stanley Egener                       $     0                     $ 0
Chairman of the Board,                                   (9 other investment
Chief Executive                                              companies)
Officer, and Trustee

Alan R. Gruber                       $ 2,143                  $ 28,000
Trustee                                                  (3 other investment
                                                             companies)

Howard A. Mileaf                     $ 2,350                  $ 37,000
Trustee                                                  (4 other investment
                                                             companies)

Edward I. O'Brien                    $ 2,409                  $ 31,500
Trustee                                                  (3 other investment
                                                             companies)

John T. Patterson, Jr.               $ 2,587                  $ 40,500
Trustee                                                  (4 other investment
                                                             companies)

John P. Rosenthal                    $ 2,320                  $ 36,500
Trustee                                                  (4 other investment
                                                             companies)

Cornelius T. Ryan                    $ 2,350                  $ 30,500
Trustee                                                  (3 other investment
                                                             companies)

Gustave H. Shubert                   $ 2,350                  $ 30,500
Trustee                                                  (3 other investment
                                                             companies)

Lawrence Zicklin                     $     0                     $ 0
President and Trustee                                    (5 other investment
                                                               companies)


         At November 20, 1996, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved for each Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in all the Portfolios on August 2, 1993.

         The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.


         N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


         N&B Management provides similar facilities, services and personnel, as well as accounting, recordkeeping, and other services, to each Fund pursuant to an administration agreement with the Trust, dated August 3, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Funds.

         During the fiscal years ended August 31, 1996, 1995 and 1994, each Fund accrued management and administration fees as follows: Neuberger & Berman MANHATTAN Trust - $420,605, $202,729, and $49,957; Neuberger & Berman GENESIS Trust - $487,514, $274,709, and $14,462; Neuberger & Berman FOCUS Trust - $329,609, $43,330, and $4,624; Neuberger & Berman GUARDIAN Trust - $8,821,718,
$2,417,586, and $142,142; and Neuberger & Berman PARTNERS Trust - $755,623, $292,161, and $17,299, respectively. During the fiscal year ended August 31, 1996 and the period from May 1, 1995 to August 31, 1995, N&B Management waived $39,014 and $9,217, respectively, of management fees that otherwise would have been borne indirectly by Neuberger & Berman GENESIS Trust.


         N&B Management has voluntarily undertaken to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. During the period from August 1993 (commencement of operations of each Fund) to December 31, 1994, N&B Management voluntarily undertook to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum would not exceed the expense ratio of its Sister Fund. During the fiscal years ended August 31, 1996, 1995 and 1994, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements: Neuberger & Berman MANHATTAN Trust, $78,810, $87,443 and $88,693, respectively; Neuberger & Berman GENESIS Trust, $66,139, $69,047 and $73,439, respectively; Neuberger & Berman
FOCUS Trust, $104,689, $92,687 and $68,285, respectively; Neuberger & Berman GUARDIAN Trust, $69,266, $171,796 and $116,354, respectively; and Neuberger & Berman PARTNERS Trust, $109,574, $102,400 and $75,492, respectively.


         The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not

"interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.


         The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.



SUB-ADVISER

         N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the interests in the Portfolios on August 2, 1993.

         The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


         The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub- Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

         Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

         N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $13.9 billion, as shown in the following list:



                                                                  Approximate
                                                                 Net Assets at
                                                                  September 30,
                          NAME                                        1996
                          ----                                   --------------

Neuberger & Berman Cash                                           $527,447,493
Reserves Portfolio
      (investment portfolio for
      Neuberger & Berman Cash
      Reserves)



Neuberger & Berman Government                                     $319,705,018
Money Portfolio
      (investment portfolio for
      Neuberger & Berman
      Government Money Fund)


Neuberger & Berman Limited                                        $268,892,148
Maturity Bond Portfolio
      (investment portfolio for
      Neuberger & Berman
      Limited Maturity Bond
      Fund and Neuberger &
      Berman Limited Maturity
      Bond Trust)

Neuberger & Berman Municipal                                      $141,116,062
Money Portfolio
      (investment portfolio for
      Neuberger & Berman
      Municipal Money Fund)

Neuberger & Berman Municipal                                      $ 38,416,801
Securities Portfolio
      (investment portfolio for
      Neuberger & Berman
      Municipal Securities
      Trust)

Neuberger & Berman New York                                       $  9,575,489
Insured Intermediate Portfolio
      (investment portfolio for
      Neuberger & Berman New
      York Insured Intermediate
      Fund)

Neuberger & Berman Ultra Short                                    $ 96,306,004
Bond Portfolio
      (investment portfolio for
      Neuberger & Berman Ultra
      Short Bond Fund and
      Neuberger & Berman Ultra
      Short Bond Trust)

Neuberger & Berman Focus                                         $1,174,138,341
Portfolio
      (investment portfolio for
      Neuberger & Berman Focus
      Fund, Neuberger & Berman
      Focus Trust and Neuberger
      & Berman Focus Assets)

Neuberger & Berman Genesis                                        $287,653,131
Portfolio
      (investment portfolio for
      Neuberger & Berman
      Genesis Fund and
      Neuberger & Berman
      Genesis Trust)

Neuberger & Berman Guardian                                      $6,513,577,557
Portfolio
         (investment portfolio for
         Neuberger & Berman
         Guardian Fund, Neuberger
         & Berman Guardian Trust
         and Neuberger & Berman
         Guardian Assets)

Neuberger & Berman                                                $ 59,969,278
International Portfolio
         (investment portfolio for
         Neuberger & Berman
         International Fund)

Neuberger & Berman Manhattan                                      $592,681,290
Portfolio
         (investment portfolio for
         Neuberger & Berman
         Manhattan Fund, Neuberger
         & Berman Manhattan Trust
         and Neuberger & Berman
         Manhattan Assets)

Neuberger & Berman Partners                                      $2,112,475,324
Portfolio
         (investment portfolio for
         Neuberger & Berman
         Partners Fund, Neuberger
         & Berman Partners Trust
         and Neuberger & Berman
         Partners Assets)

Neuberger & Berman Socially                                       $167,005,429
Responsive Portfolio
         (investment portfolio for
         Neuberger & Berman
         Socially Responsive Fund
         and Neuberger & Berman
         NYCDC Socially Responsive
         Trust)

Advisers Managers Trust                                          $1,468,727,224
         (six series)



         In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $61,738,329, $77,498,236, and $26,954,887, respectively, at September 30, 1996.


         The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios.

Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


         There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


         The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolios, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, Presi- dent and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice

President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are principals of Neuberger & Berman.


         Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper- Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.


         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                            DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.


         The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

         From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until August 3, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of any Fund for shares of one or more of the other Funds or the income funds that are briefly described below ("Income Funds").

INCOME FUNDS


Neuberger & Berman                      Seeks current income with minimal risk
Ultra Short Bond Trust                  to principal and liquidity.  The
                                        corresponding portfolio invests in
                                        money market instruments and
                                        investment grade debt securities of
                                        government and non-government issuers.
                                        Maximum  average  duration of two years.

Neuberger & Berman                      Seeks the highest current income con-
Limited Maturity Bond                   sistent with low risk to principal and
Trust                                   liquidity and, secondarily, total
                                        return. The corresponding portfolio
                                        invests in debt securities, primarily
                                        investment grade; maximum 10% below
                                        investment grade, but no lower than
                                        B.*  Maximum average  duration of
                                        four years.


         Any Fund described herein, and either of the Income Funds, may terminate or modify its exchange privilege in the future.

---------------------

* As rated by Moody's or S&P or, if unrated by either of those entities, determined by N&B Management to be of comparable quality.

         Fund shareholders who are considering exchanging shares into either of the Income Funds should note that each such fund (1) is a series of a Delaware business trust (named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

         The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

         Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each  Fund   distributes   to  its   shareholders   amounts   equal  to
substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


         A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman GUARDIAN Trust distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income, if any, near the end of each calendar quarter.


         Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

         In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short- term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these require- ments include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies

("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


         Certain funds that invest in portfolios managed by N&B Management, including the Sister Funds, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Funds as well.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS

         The Portfolios have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

         Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

         Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


         Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


         The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.


         If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to satisfy those requirements to enable its corresponding Fund to qualify for this treatment for hedging transactions. To the extent a Portfolio does not do so, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.


         Neuberger & Berman PARTNERS Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, Neuberger & Berman PARTNERS Trust) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash Neuberger & Berman PARTNERS Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease Neuberger & Berman PARTNERS Trust's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce Neuberger & Berman PARTNERS Portfolio's ability to sell other securities, or certain Hedging Instruments or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

TAXATION OF THE FUNDS' SHAREHOLDERS

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                             PORTFOLIO TRANSACTIONS

         Neuberger & Berman acts as each Portfolio's principal broker in the purchase and sale of its portfolio securities (other than the substantial portion of the portfolio transactions of Neuberger & Berman GENESIS Portfolio that involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities) and in connection with the writing of covered call options on its securities.

         During the fiscal year ended August 31, 1994, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $655,640, of which $525,610 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman.


         During the fiscal year ended August 31, 1996, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $940,324, of which $543,020 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 65.36% of the aggregate dollar amount of transactions involving the payment of commissions, and 57.75% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 85.38% of the $397,304 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $144,595,529) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear Stearns & Co. Inc., Exxon Credit Corp., General Electric Capital Corp., and Morgan Stanley & Co., Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear Stearns & Co. Inc., $5,142,500 and Morgan Stanley & Co., Inc., $10,266,250.

         During the fiscal year ended August 31, 1994, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $287,587, of which $170,883 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $199,718, of which $118,014 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $206,150, of which $95,999 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 47.65% of the aggregate dollar amount of transactions involving the payment of commissions, and 46.57% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 85.22% of the $110,151 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $32,575,132) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $2,200,000.

         During the fiscal year ended August 31, 1994, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $719,994, of which $567,972 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,165,851, of which $583,212 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 56.27% of the aggregate dollar amount of transactions involving the payment of commissions, and 50.02% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 89.49% of the $582,639 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $257,981,759) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $15,312,000 and General Electric Capital Corp., $29,400,000.

         During the fiscal year ended August 31, 1994, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 54.13% of the aggregate dollar amount of transactions involving the payment of commissions, and 51.44% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 83.78% of the $3,344,463 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,568,004,886) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith, Inc., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $76,562,500.

         During the fiscal year ended August 31, 1994, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $2,994,540, of which $2,031,570 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,697,854, of which $2,741,666 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 61.16% of the aggregate dollar amount of transactions involving the payment of commissions, and 58.36% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 93.84% of the $1,956,188 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,078,447,908) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $30,000,000.

         Insofar as portfolio transactions of Neuberger & Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

         Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by a Portfolio to Neuberger & Berman must be fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger & Berman is required to pay that Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.

         During the fiscal years ended August 31, 1996, 1995 and 1994, the Portfolios earned the following amounts of interest income from the collateralization of securities loans, from which Neuberger & Berman was paid the indicated amounts:


                                   Neuberger            Neuberger           Neuberger           Neuberger           Neuberger
                                    & Berman            & Berman            & Berman            & Berman            & Berman
                                    GUARDIAN              FOCUS             PARTNERS             GENESIS            MANHATTAN
                                   Portfolio            Portfolio           Portfolio           Portfolio           Portfolio
                                   ---------            ---------           ---------           ---------           ---------

1994
----

  Interest                        $  147,103             38,627             16,085                  0                  0

  Payment to N&B                  $  119,620             33,225             13,880                  0                  0


1995
----

  Interest                        $1,430,672            327,447             52,410                  0            507,239

  Payment to N&B                  $1,252,190            291,207             48,736                  0            270,594



1996
----

  Interest                        $2,427,096            368,663            173,908                  0            301,788

  Payment to N&B                  $2,129,341            330,001            118,041                  0            186,163




         Each Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

         In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger & Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

         A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

         To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

         A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


         The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.


         Mark R. Goldstein; Judith M. Vale; Lawrence Marx III, Kent C. Simons, and Kevin L. Risen; and Michael M. Kassen and Robert I. Gendelman, each of whom is a Vice President of N&B Management (except for Mr. Risen and Mr. Gendelman, who are Assistant Vice Presidents) and a principal of Neuberger & Berman (except for Mr. Risen and Mr. Gendelman), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman MANHATTAN, Neuberger & Berman GENESIS, Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, and Neuberger & Berman PARTNERS Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Goldstein is unavailable to perform his responsibilities, Susan Switzer, who is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman MANHATTAN Portfolio.

PORTFOLIO TURNOVER

         A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.



                             REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                  ORGANIZATION

         Prior to January 1, 1995, the names of Neuberger and Berman FOCUS Trust and Neuberger & Berman FOCUS Portfolio were Neuberger & Berman Selected Sectors Trust and Neuberger & Berman Selected Sectors Portfolio, respectively.



                          CUSTODIAN AND TRANSFER AGENT

         Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for each Portfolio.



                        INDEPENDENT AUDITORS/ACCOUNTANTS

         Each Fund and Portfolio (other than Neuberger & Berman MANHATTAN Trust and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

Neuberger & Berman MANHATTAN Trust and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

         Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at November 20, 1996:




                                                                             Percentage of
                                                                             Ownership at
                               Name and Address                            November 20, 1996
                               ----------------                            -----------------

Neuberger & Berman             MAC & Co.                                        40.09%
MANHATTAN Trust                A/C 195-643
                               AEOF 1956432
                               Mutual Fund Operations
                               P.O. Box 3198
                               Pittsburgh, PA 15230-3198


                               The Northern Trust Co.,                          28.91%
                               Trustee
                               FBO Case Corporation
                               22-75833
                               Attn:  Ken King
                               P.O. Box 92956
                               Chicago, IL 60675-2956


                               Riggs National Bank of                            8.15%
                               Washington DC Retirement Plan
                               for Employees of Professional
                               100 Avenue of the Champions
                               Palm Beach Gardens, FL 33418-
                               3653



                                             - 59 -







Neuberger & Berman             PRC Inc.                                         31.85%
PARTNERS Trust                 c/o T. Rowe Price Financial
                               Attn:  Asset Recon.
                               P.O. Box 17215
                               Baltimore, MD 21297-0354

                               National Financial Services
                               Corp.*                                           17.68%
                               P.O. Box 3908
                               Church Street Station
                               New York, NY 10008-3908

                               Nationwide Life Insurance
                               QPVA
                               c/o IPO Portfolio Accounting                     16.78%
                               P.O. Box 182029
                               Columbus, OH 43218-2029

                               The Bank of NY, Trustee
                               for various plans
                               Attn: Greg Tyrka
                               Master Trust/Master Custody                      11.74%
                               P.O. Box 11010
                               New York, NY 10286-1010



                                             - 60 -







Neuberger & Berman             The Northern Trust Co.,                          16.90%
GUARDIAN Trust                 Trustee
                               Digital Equipment Corp.
                               DTD 1-3-95
                               P.O. Box 92956
                               Chicago, IL 60675-2956

                               MAC & Co.
                               A/C 195-643                                      13.37%
                               AEOF 1956432
                               P.O. Box 3198
                               Mutual Fund Operations
                               Pittsburgh, PA 15230-3198

                               National Financial Services
                               Corp.*                                           10.10%
                               P.O. Box 3908
                               Church Street Station
                               New York, NY 100008-3908

                               Wachovia Bank of NC
                               Master Trustee
                               FBO Akzo Nobel Inc.                               6.20%
                               Incentive Savings Plan
                               Attn: Cindy Martin
                               301 N. Main St., MC-NC 32213
                               Winston Salem, NC 27150-0001





                                             - 61 -







Neuberger & Berman             National Financial Services                      22.18%
FOCUS Trust                    Corp.*
                               P.O. Box 3908
                               Church Street Station
                               New York, NY 10008-3908

                               Emjayco                                          11.14%
                               Omnibus Account
                               P.O. Box 17909
                               Milwaukee, WI 53217-0909

                               American Express Trust Co.                       11.09%
                               Benefit of American Express
                               Trust Retirement Service
                               Plans
                               1200 Northstar West
                               P.O. Box 534
                               Minneapolis, MN 55440-0534

                               Aetna Life Insurance &
                               Annuity Co.                                       9.72%
                               ACES - Separate Account F
                               Attn:  Michael Weiner - RTAL
                               15 Farmington Ave.
                               Hartford, CT 06156-0001

                               MAC & Co.
                               A/C 195-643                                       8.93%
                               AEOF 1956432
                               P.O. Box 3198
                               Mutual Fund Operations
                               Pittsburgh, PA 15230-3198

                               Dreyfus Trust Co.
                               EBY Brown PS and 401k                             5.05%
                               DTD 1-1-96
                               Future Investment Accounts
                               144 Glenn Curriss Blvd.
                               6th Floor
                               Uniondale, NY 11556-0001




                                             - 62 -







Neuberger & Berman             Profit Sharing Plan for                          54.01%
GENESIS Trust                  Partners & Principals of
                               Price Waterhouse
                               3109 W. Dr. Martin Luther
                               King Drive
                               Tampa, FL 33607

                               MAC & Co.                                        18.72%
                               A/C 195-643
                               AEOF 1956432
                               P.O. Box 3198
                               Mutual Fund Operations
                               Pittsburgh, PA 15230-3198

                               Smith Barney Inc.
                               Book Entry Account                                8.59%
                               333 West 34th Street
                               7th Floor
                               Mutual Funds Dept.
                               New York, NY 10001-2402

                               Vanguard Fiduciary Trust Co.
                               FBO Petry Media Corp. Profit
                               Share 401k Plan                                   5.43%
                               Vanguard Group
                               P.O. Box 2600 VM 421
                               Valley Forge, PA 19482-2600

                               National Financial Services
                               Corp.*
                               P.O. Box 3908
                               Church Street Station                             5.35%
                               New York, NY 100008-3908

=========================================================================================

* National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Funds of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.


                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the

Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.



                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1996:

         The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1996, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman GENESIS Trust and Portfolio, Neuberger & Berman FOCUS Trust and Portfolio, Neuberger & Berman GUARDIAN Trust and Portfolio, and Neuberger & Berman PARTNERS Trust and Portfolio, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Trust and Portfolio.

                                                                   Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:
         ---------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         MOODY'S CORPORATE BOND RATINGS:
         -------------------------------

         AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds which are rated BAA are considered as medium- grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA - Bonds rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA - Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


         S&P COMMERCIAL PAPER RATINGS:
         -----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         MOODY'S COMMERCIAL PAPER RATINGS
         --------------------------------

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

         -     Leading market positions in well-established industries.

         -     High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                    Appendix B


                             THE ART OF INVESTMENT:
                        A CONVERSATION WITH ROY NEUBERGER

The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During my more than sixty-five years of buying and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger



                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                   CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                   FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has
                                   necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account.
                                   Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments,        Rule #3: Be broad-gauged. Diversify your
make sure that some of your        investments, make sure that some of your
principal is kept safe, and        principal is kept safe, and try to increase
try to increase your income your   income as well as your capital.
as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren
                                   Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-



                                   - 2 -










                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity.
                                   The market rarely rises or declines
                                   concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to
                                   companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.



                                   - 3 -







                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                   STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One should fall in love with ideas, with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last thing to fall in love with is a particular
book, the last thing to            security. It is after all just a sheet of paper
fall in love with is a             indicating a part ownership in a corporation
particular security."              and its use is purely mercenary. If you must
                                   love a security, stay in love with it until
                                   it gets overvalued; then let somebody else
                                   fall in love




                                                [PICTURE OF ROY NEUBERGER]







                                   - 4 -







                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                   STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident.
                                   This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?



                                   - 5 -







                                   The only money I managed in the Panic of 1929
                                   was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                   STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                   MARKET BEHAVIOR?


                                   There are many factors in addition to
                                   economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                   SIMILARITIES BETWEEN SELECTING STOCKS AND
                                   SELECTING WORKS OF ART?



                                   - 6 -







                                   Both are an art, although picking stocks is a
                                   minor art compared with painting, sculpture or
"When things look bad, I           literature.  I started buying art in the 30s,
become optimistic.  When           and in the 40s it was a daily, almost hourly
everything looks rosy, and         occurrence.  My inclination to buy the works of
the crowd is optimistic, I         living artists comes from Van Gogh, who sold
like to be a seller."              only one painting during his lifetime.  He died
                                   in poverty, only then to become a legend and
                                   have his work sold for millions of dollars.





                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.



                                   - 7 -







                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES
                                   IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the
                                   Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE OFFICE EVERY DAY TO MANAGE YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE
                                   ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.



                                   - 8 -







                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s, Roy studied art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy began his investment career by
                                   joining a brokerage firm in 1929, seven
                                   months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing acumen attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock
                                   Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.



                                   - 9 -







                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger & Berman has grown through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger & Berman Guardian Fund,
                                         including fees and expenses, call
                                         Neuberger & Berman Management at
                                         800-877- 9700 for a free prospectus.
                                         Please read it carefully, before you
                                         invest or send money.





                                   - 10 -

























                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

===============================================================================

----------------------------------------------------------------------
                                                   PROSPECTUS
          December 6, 1996

                Neuberger&Berman
                EQUITY TRUST -Registered Trademark-



Neuberger&Berman
       GUARDIAN TRUST





                                           No Sales Charges
                                           No Redemption Fees
                                           No 12b - 1 Fees

            Neuberger&Berman


GUARDIAN TRUST-SM-


          A No-Load Equity Fund

----------------------------------------------------------------------


   Neuberger&Berman GUARDIAN TRUST (the "Fund") is a growth and income fund that emphasizes investments in stocks of established, high-quality companies considered by the portfolio managers to be undervalued in comparison to stocks of similar companies.


   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER& BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").


----------------------------------------------------------------------


   THE FUND, WHICH IS A SERIES OF NEUBERGER&BERMAN EQUITY TRUST (THE "TRUST"), INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER&BERMAN GUARDIAN PORTFOLIO (THE "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. THE PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE FUND. THE INVESTMENT PERFORMANCE OF THE FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF THE PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3, AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 13.


   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 6, 1996, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.


               PROSPECTUS DATED DECEMBER 6, 1996.

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                       3
The Fund and Portfolio;
 Risk Factors                     3
Management                        4
The Neuberger&Berman
 Investment Approach              4

    EXPENSE INFORMATION           5
Shareholder Transaction
 Expenses                         5
Annual Fund Operating
 Expenses                         5
Example                           6

    FINANCIAL HIGHLIGHTS          7

    INVESTMENT PROGRAM           10
Short-Term Trading;
 Portfolio Turnover              11
Borrowings                       11
Other Investments                11

    PERFORMANCE
    INFORMATION                  12
Total Return Information         12

    SPECIAL INFORMATION
    REGARDING
    ORGANIZATION,
    CAPITALIZATION, AND
    OTHER MATTERS                13
The Fund                         13
The Portfolio                    14

    HOW TO BUY SHARES            16

    HOW TO SELL SHARES           17

    SHARE PRICES AND NET
    ASSET VALUE                  18

    DIVIDENDS, OTHER
    DISTRIBUTIONS, AND
    TAXES                        19
Distribution Options             19
Taxes                            19

    MANAGEMENT AND
    ADMINISTRATION               21
Trustees and Officers            21
Investment Manager,
 Administrator,
 Distributor, and
 Sub-Adviser                     21
Expenses                         22
Transfer Agent                   23

    DESCRIPTION OF
    INVESTMENTS                  24

    DIRECTORY                    27

SUMMARY

          The Fund and Portfolio; Risk Factors

----------------------------------------------------------------------


   The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


                 -------------------------
                        SHAREHOLDERS
                 -------------------------
                        (down arrow)            BUY SHARES IN
                 -------------------------
                            FUND
                 -------------------------
                        (down arrow)             INVESTS IN
                 -------------------------
                         PORTFOLIO
                 -------------------------
                        (down arrow)             INVESTS IN
                 -------------------------
                 STOCKS & OTHER SECURITIES
                 -------------------------


   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 13. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 10 and "Description of Investments" on page 24.

   Here is a summary highlighting features of the Fund and the Portfolio. Of course, there can be no assurance that the Fund will meet its investment objective.


NEUBERGER&BERMAN    INVESTMENT                           PORTFOLIO
EQUITY TRUST        STYLE                                CHARACTERISTICS
--------------------------------------------------------------------------------------------
GUARDIAN TRUST      Broadly diversified, large-cap       A growth and income fund that
                    value fund.                          invests primarily in stocks of
                                                         established, high-quality companies
                                                         that are not well followed on Wall
                                                         Street or are temporarily out of
                                                         favor.


          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 21. If you want to know how to buy and sell shares of the Fund, see "How to Buy Shares" on page 16 and "How to Sell Shares" on page 17, and the policies of the Institution through which you are purchasing shares.


          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------


   In general, the Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.


          Shareholder Transaction Expenses


----------------------------------------------------------------------


   As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.


Sales Charge Imposed on Purchases                   NONE
Sales Charge Imposed on Reinvested Dividends        NONE
Deferred Sales Charges                              NONE
Redemption Fees                                     NONE
Exchange Fees                                       NONE


          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


--------------------------------------------------------------------------------


   The following table shows annual Total Operating Expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Fund's expenses are factored into its share price and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



NEUBERGER&BERMAN             MANAGEMENT AND     12B-1     OTHER     TOTAL OPERATING
EQUITY TRUST               ADMINISTRATION FEES  FEES    EXPENSES       EXPENSES
-----------------------------------------------------------------------------------
GUARDIAN TRUST                    0.84%         None      0.08%          0.92%



   Total Operating Expenses for the Fund are based upon administration fees incurred by the Fund and management fees incurred by the Portfolio during the past fiscal year and the current expense reimbursement undertaking. "Other Expenses" are based on the Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolio may differ from those of the Fund.


   A mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and is administered by N&B Management, which has a name similar to the Fund and the same investment objective, policies, and limitations as the Fund ("Sister Fund"), also invests in the Portfolio. The previous table reflects N&B Management's voluntary undertaking to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of the Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Operating Expenses and its pro rata share of the Portfolio's Operating Expenses, divided by the Fund's average daily net assets for the year. This undertaking can be terminated by N&B Management by giving the Fund at least 60 days' prior written notice.


   For more information about the current expense reimbursement undertaking, see "Expenses" on page 22.


          Example

----------------------------------------------------------------------

   To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


NEUBERGER&BERMAN                                   10
EQUITY TRUST          1 YEAR   3 YEARS  5 YEARS   YEARS
--------------------------------------------------------
GUARDIAN TRUST        $  9     $  29    $  51    $ 113



   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following table is for the Fund as of August 31, 1996 and prior periods. This information has been audited by the Fund's independent auditors. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders. The auditors' report is incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Guardian Trust
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.


                                                                                          Period from
                                                                                           August 3,
                                                                                            1993(1)
                                                          Year Ended August 31,          to August 31,
                                                       1996        1995        1994           1993
                                                     --------------------------------------------------
Net Asset Value, Beginning of Year                   $  13.83    $   11.27    $ 10.27       $ 10.00
                                                     --------------------------------------------------
Income From Investment Operations
    Net Investment Income                                 .16          .13        .09            --
    Net Gains or Losses on Securities (both
     realized and unrealized)                             .55         2.55        .99           .27
                                                     --------------------------------------------------
      Total From Investment Operations                    .71         2.68       1.08           .27
                                                     --------------------------------------------------
Less Distributions
    Dividends (from net investment income)               (.14)        (.12)      (.07)           --
    Distributions (from capital gains)                   (.16)          --       (.01)           --
                                                     --------------------------------------------------
      Total Distributions                                (.30)        (.12)      (.08)           --
                                                     --------------------------------------------------
Net Asset Value, End of Year                         $  14.24    $   13.83    $ 11.27       $ 10.27
                                                     --------------------------------------------------
Total Return+                                           +5.19%      +24.01%    +10.57%        +2.70%(2)
                                                     --------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)            $1,340.1    $   683.1    $  75.8       $    --
                                                     --------------------------------------------------
    Ratio of Expenses to Average Net Assets(4)            .92%         .90%       .80%          .81%(3)
                                                     --------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets(4)                                           1.26%        1.35%      1.50%         1.00%(3)
                                                     --------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
1)The date investment operations commenced.
2)Not annualized.
3)Annualized.

4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action, the annualized ratios to average daily net assets would have been:



                                                                   Period from
                                                                  August 3, 1993
                                          Year Ended August 31,   to August 31,
                                          1996    1995    1994         1993
--------------------------------------------------------------------------------
Expenses                                   .92%    .96%   1.52%     2.50%
Net Investment Income (Loss)              1.26%   1.29%    .78%     (.69%)



5)Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate or pay any brokerage commissions. The portfolio turnover rates for the Portfolio for the period from August 2, 1993 to August 31, 1993 and the years ended August 31, 1994, 1995, and 1996 were 3%, 24%,
  26%, and 37%, respectively. The average commission rate paid by the Portfolio for the year ended August 31, 1996 was $0.0580.


+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period, and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Had N&B Management not reimbursed certain expenses of the Fund, total return would have been lower.

INVESTMENT PROGRAM

   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 24.


   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.


   Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.


   The investment objective of the Fund and Portfolio is to seek capital appreciation and, secondarily, current income. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.


   The Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.

   The Fund, the Sister Fund and the Sister Fund's predecessor have paid their shareholders an income dividend every quarter and a capital gain distribution every year since the predecessor's inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. The portfolio turnover rate of the Portfolio for 1996 and earlier years is set forth under "Notes to Financial Highlights."


          Borrowings

----------------------------------------------------------------------


   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION

   The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.


   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


   The Fund commenced operations in August 1993, and its first fiscal year ended August 31, 1993. The following table shows the average annual total returns of the Fund for the 1-year, 5-year, and 10-year periods ended August 31, 1996. Returns for periods prior to the Fund's inception represent the performance of the Sister Fund and its predecessor. The table also shows a comparison with the S&P "500" Index. The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. Please note that an index does not take into account any fees or expenses of investing in the individual securities that it tracks. Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.


                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS

                             ENDED AUGUST 31, 1996



NEUBERGER&BERMAN                                                      SINCE      INCEPTION
EQUITY TRUST                     1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
GUARDIAN TRUST                     +5.19%     +15.07%     +13.31%      +12.92%     6/1/50
S&P "500"                         +18.70%     +13.59%     +13.35%          N/A      N/A



   Had N&B Management not reimbursed certain expenses since the Fund began operations in August 1993, the total return of the Fund would have been lower. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund and its predecessor.


   The following table lets you take a closer look at how the Fund, the Sister Fund, and the Sister Fund's predecessor performed year by year, in terms of an annual per share total return for each calendar year (ending December 31). Please note that the previous chart reflects information for periods ended on the Fund's last fiscal year-end (that is, as of August 31, 1996).



              TOTAL RETURNS FOR CALENDAR YEARS ENDED DECEMBER 31,



NEUBERGER&BERMAN
EQUITY TRUST                       1986   1987    1988    1989   1990    1991    1992    1993    1994    1995
GUARDIAN TRUST                    +11.9%  -1.0%  +28.0%  +21.5%  -4.7%  +34.3%  +19.0%  +13.5%   +1.5%  +32.0%
S&P "500"                         +18.6   +5.2   +16.5   +31.6   -3.1   +30.3    +7.6   +10.0    +1.4   +37.5


    TOTAL RETURN INFORMATION. You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Fund

----------------------------------------------------------------------


   The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolio

----------------------------------------------------------------------


   The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


    FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Fund, a series of N&B Equity Funds, invests all of its net investable assets in the Portfolio. A mutual fund that is a series of Neuberger&Berman Equity Assets ("N&B Equity Assets") invests all of its net investable assets in the Portfolio. The shares of the series of N&B Equity Funds (but not of N&B Equity Assets) are available for purchase by members of the general public. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other investors in the Portfolio (including the series of N&B Equity Funds and N&B Equity Assets) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the series of N&B Equity Funds and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or N&B Equity Assets or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the

Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

HOW TO BUY SHARES

   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


   Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to buy shares.


          Other Information

----------------------------------------------------------------------

   / / An Institution must pay for shares it purchases in U.S. dollars.
   / / The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion.

   / / The Fund will not issue a certificate for your shares.


   / / Some Institutions may charge their clients a fee in connection with purchases of shares of the Fund.

HOW TO SELL SHARES

   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to sell shares.


          Other Information

----------------------------------------------------------------------


   / / Redemption proceeds will be paid to Institutions as agreed with N&B
       Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law).


   / / The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.


   / / Some Institutions may charge their clients a fee in connection with redemptions of shares of the Fund.

SHARE PRICES AND NET ASSET VALUE

   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) earned by the Portfolio near the end of each calendar quarter. The Fund distributes substantially all of its share of the Portfolio's net realized capital gains and net realized gains from foreign currency transactions, if any, normally in December.


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


          Taxes

----------------------------------------------------------------------

   The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.
   An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before the Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares near the end of a calendar quarter should take this into account.

   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.

   Every January, the Fund will send each Institution that is a shareholder a statement showing the amount of distributions paid (or deemed paid) in the previous year. Information accompanying that statement will show the portion, if any, of those distributions that generally are not taxable in certain states.


    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

   When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.

   Each Institution is required annually to send investors in its accounts statements showing distribution and transaction information for the previous year.


   The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $13.9 billion as of September 30, 1996.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $42.9 billion of assets as of September 30, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   Kent C. Simons, Lawrence Marx III, and Kevin L. Risen are primarily responsible for the day-to-day management of the Portfolio. Mr. Simons and Mr. Marx are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Simons has had responsibility for the Portfolio and the Fund's Sister Fund's predecessor since

1983. Mr. Marx has had those responsibilities since 1988. Mr. Risen has had responsibily for the Portfolio since 1996. Mr. Risen has been an Assistant Vice President of N&B Management since May 1996 and a portfolio manager for Neuberger&Berman since 1995. He was a research analyst at Neuberger&Berman from 1992 to 1995; from 1990 to 1992, he was a research analyst at another prominent financial services firm.

   Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds-Registered Trademark-.


   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of no more than 0.25% of the value of Fund shares held through that Institution. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. During its 1996 fiscal year, the Fund accrued administration fees and a pro rata portion of the Portfolio's management fees (prior to the expense reimbursement), as a percentage of the Fund's average daily net assets, of 0.84%.

   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and Portfolio, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.


   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


   During its 1996 fiscal year, the Fund bore total operating expenses as a percentage of its average daily net assets, after taking into consideration N&B Management's expense reimbursement, of 0.92% per annum.


   N&B Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Operating Expenses and its pro rata share of the Portfolio's Operating Expenses, divided by the Fund's average daily net assets for the year. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


          Transfer Agent

----------------------------------------------------------------------


   The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

DESCRIPTION OF INVESTMENTS
   In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.

    ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolio's securities, under general supervision of the trustees of Managers Trust.


    RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in hedged investments; and (4) the possible inability of the Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."

    SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.
    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

    OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

   U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government.


   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SUB-ADVISER

Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698


CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180
(800) 877-9700


LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800



Neuberger&Berman, Neuberger&Berman Management Inc., and Neuberger&Berman Guardian Trust are registered trademarks or service marks of Neuberger&Berman Management Inc.


-C- 1996 Neuberger&Berman Management Inc.

                 (This page has been left blank intentionally.)

Neuberger&Berman Management Inc. -Registered Trademark-

   605 THIRD AVENUE 2ND FLOOR
   NEW YORK, NY 10158-0180
   SHAREHOLDER SERVICES
   800.877.9700






This wrapper is not part of the prospectus.




              PRINTED ON RECYCLED PAPER
(recycle logo)                                            NBEP00061296
              WITH SOY BASED INKS

_______________________________________________________________________________

                NEUBERGER & BERMAN GUARDIAN TRUST AND PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 6, 1996

                              No-Load Mutual Fund
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700
_______________________________________________________________________________



         Neuberger & Berman GUARDIAN Trust ("Fund"), a series of Neuberger & Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 6, 1996. The Fund invests all of its net investable assets in Neuberger & Berman GUARDIAN Portfolio ("Portfolio").

         AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

         The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877- 9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS


INVESTMENT INFORMATION.....................................................  1
         Investment Policies and Limitations...............................  1
         Kent C. Simons, Lawrence Marx III, and Kevin L. Risen,
                  Portfolio Co-Managers of the Portfolio...................  5
         Additional Investment Information.................................  6

PERFORMANCE INFORMATION.................................................... 16
         Total Return Computations......................................... 16
         Comparative Information........................................... 17
         Other Performance Information..................................... 18

CERTAIN RISK CONSIDERATIONS................................................ 19

TRUSTEES AND OFFICERS...................................................... 19

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.......................... 26
         Investment Manager and Administrator.............................. 26
         Sub-Adviser....................................................... 28
         Investment Companies Managed...................................... 29
         Management and Control of N&B Management.......................... 33

DISTRIBUTION ARRANGEMENTS.................................................. 34

ADDITIONAL REDEMPTION INFORMATION.......................................... 35
         Suspension of Redemptions......................................... 35
         Redemptions in Kind............................................... 35

DIVIDENDS AND OTHER DISTRIBUTIONS.......................................... 35

ADDITIONAL TAX INFORMATION................................................. 36
         Taxation of the Fund.............................................. 36
         Taxation of the Portfolio......................................... 37
         Taxation of the Fund's Shareholders............................... 39

PORTFOLIO TRANSACTIONS..................................................... 39
         Portfolio Turnover................................................ 44

REPORTS TO SHAREHOLDERS.................................................... 44

CUSTODIAN AND TRANSFER AGENT............................................... 44

INDEPENDENT AUDITORS....................................................... 44

LEGAL COUNSEL.............................................................. 45

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................ 45

REGISTRATION STATEMENT..................................................... 46

                                                                          PAGE


FINANCIAL STATEMENTS....................................................... 46

Appendix A................................................................. 47
         RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................... 47

Appendix B................................................................. 50
         THE ART OF INVESTMENT:
                       A CONVERSATION WITH ROY NEUBERGER................... 50

                            INVESTMENT INFORMATION


         The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


INVESTMENT POLICIES AND LIMITATIONS

         The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

         Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

         The Portfolio's fundamental investment policies and limitations are as follows:

         1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Portfolio may not underwrite securi- ties of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         The Portfolio's non-fundamental investment policies and limitations are as follows:

         1. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

         3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5. SHORT SALES. The Portfolio may not sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

         6. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

         7. UNSEASONED ISSUERS. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

         8. PUTS, CALLS, STRADDLES, OR SPREADS. The Portfolio may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Portfolio does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

         9. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

         10. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

         11. OIL AND GAS PROGRAMS. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

         12. REAL ESTATE. The Portfolio may not purchase or sell real property (including partnership or similar interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that the Portfolio may not purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

         13. INVESTMENTS IN ANY ONE ISSUER. The Portfolio may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

         14. WARRANTS. The Portfolio may not invest more than 5% of its net assets in warrants, including warrants that are listed on the New York Stock Exchange ("NYSE") or American Stock Exchange, or more than 2% of its net assets in warrants that are not so listed. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

         15. PLEDGING. The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

         The Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.


KENT C. SIMONS, LAWRENCE MARX III, AND KEVIN L. RISEN, PORTFOLIO CO-MANAGERS OF THE PORTFOLIO




         The Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman GUARDIAN Fund, which, like the Fund, invests all of its net investable assets in the Portfolio.

         It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, the Fund, Neuberger & Berman GUARDIAN Fund and its predecessor have served shareholders well and have paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

         Messrs. Simons, Marx, and Risen place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Says Mr. Marx, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

         "People who switch around a lot are not going to benefit from our approach. They're following the market -- we're looking at fundamentals."

ADDITIONAL INVESTMENT INFORMATION

         The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.


         REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


         SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradeable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


         Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


         FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


         The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


         In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


         COVERED CALL OPTIONS. The Portfolio may write covered call options on portfolio securities valued at up to 10% of its net assets and may purchase call options in related closing transactions. Generally, the purpose of writing and purchasing these options is to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


         When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.

         The Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter- party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.




         FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


         N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy- hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


         OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies in amounts not exceeding 5% of its net assets. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent the Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


         COVER FOR OPTIONS AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.


         GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolio are generally considered "derivatives." There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


         The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."




         FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets.


         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of comparable quality.

         The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


         Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.


           The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.


         PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.



                            PERFORMANCE INFORMATION

                  The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

         The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)(SUPERSCRIPT)n = ERV

         Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


         Although the Fund commenced operations in August 1993, the Fund's investment objective, policies, and limitations are the same as those of Neuberger & Berman GUARDIAN Fund, a mutual fund that is a series of Neuberger & Berman Equity Funds and that invests in the Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, the Sister Fund and the Sister Fund's predecessor. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund and its predecessor.


         The average annual total returns for the Fund, the Sister Fund, and the Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were +5.19%, +15.07%, and +13.31%, respectively. If an investor had invested $10,000 in the predecessor's shares on June 1, 1950 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $2,765,779 on August 31, 1996.


COMPARATIVE INFORMATION

         From time to time the Fund's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


                  (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $40 million to $2.3 billion, with an average of $451 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.6 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

         Evaluations  of  the  Fund's  performance,   its  total  returns,   and
comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

         From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

         N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

         Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.
>/R>
         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)


         From time to time, the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                          CERTAIN RISK CONSIDERATIONS

         Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                             TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman, LLC. ("Neuberger & Berman").




Name, Age, and                      Positions Held
 Address(1)                         With the Trusts                Principal Occupation(s)(2)
--------------                      ---------------                --------------------------


Faith Colish (61)                   Trustee of each Trust          Attorney at Law, Faith Colish, A
63 Wall Street                                                     Professional Corporation.
24th Floor
New York, NY  10005

Donald M. Cox (74)                  Trustee of each Trust          Retired.  Formerly Senior Vice President
435 East 52nd Street                                               and Director of Exxon Corporation;
New York, NY  10022                                                Director of Emigrant Savings Bank.

Stanley Egener* (62)                Chairman of the Board,         Principal of Neuberger & Berman; President
                                    Chief Executive Officer,       and Director of N&B Management; Chairman
                                    and Trustee of each Trust      of the Board, Chief Executive Officer and
                                                                   Trustee of eight other mutual funds for
                                                                   which N&B Management acts as investment
                                                                   manager or administrator.

Alan R. Gruber (69)                 Trustee of each Trust          Chairman and Chief Executive Officer of
Orion Capital Corporation                                          Orion Capital Corporation (property and
600 Fifth Avenue                                                   casualty insurance); Director of Trenwick
24th Floor                                                         Group, Inc. (property and casualty
New York, NY 10020                                                 reinsurance); Chairman of the Board and
                                                                   Director of Guaranty National Corporation
                                                                   (property and casualty insurance);
                                                                   formerly Director of Ketema, Inc.
                                                                   (diversified manufacturer).

Howard A. Mileaf (59)               Trustee of each Trust          Vice President and Special Counsel to WHX
WHX Corporation                                                    Corporation (holding company) since 1992;
110 East 59th Street                                               formerly Vice President and General
30th Floor                                                         Counsel of Keene Corporation (manufacturer
New York, NY  10022                                                of industrial products); Director of Kevlin
                                                                   Corporation (manufacturer of microwave
                                                                   and other products).


                               - 18 -






Edward I. O'Brien* (68)             Trustee of each Trust          Until 1993, President of the Securities
12 Woods Lane                                                      Industry Association ("SIA") (securities
Scarsdale, NY 10583                                                industry's representative in government
                                                                   relations and regulatory matters at the
                                                                   federal and state levels); until November
                                                                   1993, employee of the SIA; Director of
                                                                   Legg Mason, Inc.

John T. Patterson, Jr. (68)         Trustee of each Trust          Retired.  Formerly, President of SOBRO
183 Ledge Drive                                                    (South Bronx Overall Economic Development
Torrington, CT  06790                                              Corporation).

John P. Rosenthal (63)              Trustee of each Trust          Senior Vice President of Burnham
Burnham Securities Inc.                                            Securities Inc. (a registered broker-
Burnham Asset Management Corp.                                     dealer) since 1991; formerly Partner of
1325 Avenue of the Americas                                        Silberberg, Rosenthal & Co. (member of
17th Floor                                                         National Association of Securities
New York, NY  10019                                                Dealers, Inc.); Director, Cancer Treatment
                                                                   Holdings, Inc.

Cornelius T. Ryan (65)              Trustee of each Trust          General Partner of Oxford Partners and
Oxford Bioscience Partners                                         Oxford Bioscience Partners (venture
315 Post Road West                                                 capital partnerships) and President of
Westport, CT  06880                                                Oxford Venture Corporation; Director of
                                                                   Capital Cash Management Trust (money
                                                                   market fund) and Prime Cash Fund.

Gustave H. Shubert (67)             Trustee of each Trust          Senior Fellow/Corporate Advisor and
13838 Sunset Boulevard                                             Advisory Trustee of Rand (a non-profit
Pacific Palisades, CA   90272                                      public interest research institution)
                                                                   since 1989; Member of the Board of
                                                                   Overseers of the Institute for Civil
                                                                   Justice, the Policy Advisory Committee
                                                                   of the Clinical Scholars Program at
                                                                   the University of California, the
                                                                   American Association for the Advancement
                                                                   of Science, the Counsel on Foreign
                                                                   Relations, and the Institute for
                                                                   Strategic Studies (London); advisor to
                                                                   the Program Evaluation and Methodology
                                                                   Division of the U.S. General Accounting
                                                                   Office; formerly Senior Vice President
                                                                   and Trustee of Rand.

Lawrence Zicklin* (60)              President and Trustee of       Principal of Neuberger & Berman; Director
                                    each Trust                     of N&B Management; President of five other
                                                                   mutual funds for which N&B Management acts
                                                                   as investment manager or administrator.


                               - 19 -







Daniel J. Sullivan (56)             Vice President of each           Senior Vice President of N&B Management
                                    Trust                            since 1992; prior thereto, Vice President
                                                                     of N&B Management; Vice President of eight
                                                                     other mutual funds for which N&B
                                                                     Management acts as investment manager or
                                                                     administrator.

Michael J. Weiner (49)              Vice President and               Senior Vice President and Treasurer of N&B
                                    Principal Financial              Management since 1992; Treasurer of N&B
                                    Officer of each Trust            Management from 1992 to 1996; prior
                                                                     thereto, Vice President and Treasurer
                                                                     of N&B Management and Treasurer of certain
                                                                     mutual funds for which N&B Management
                                                                     acted as investment adviser; Vice President
                                                                     and Principal Financial Officer of eight
                                                                     other mutual funds for which N&B Management
                                                                     acts as investment manager or administrator.

Claudia A. Brandon (40)             Secretary of each Trust          Vice President of N&B Management;
                                                                     Secretary of eight other mutual funds for
                                                                     which N&B Management acts as investment
                                                                     manager or administrator.

Richard Russell (49)                Treasurer and Principal          Vice President of N&B Management since
                                    Accounting Officer of            1993; prior thereto, Assistant Vice
                                    each Trust                       President of N&B Management; Treasurer
                                                                     and Principal Accounting Officer of
                                                                     eight other mutual funds for which N&B
                                                                     Management acts as investment manager
                                                                     or administrator.

Stacy Cooper-Shugrue (33)           Assistant Secretary of           Assistant Vice President of N&B Management
                                    each Trust                       since 1993; prior thereto, employee of N&B
                                                                     Management; Assistant Secretary of eight
                                                                     other mutual funds for which N&B Management
                                                                     acts as investment manager or administrator.

C. Carl Randolph (59)               Assistant Secretary of           Principal of Neuberger & Berman since
                                    each Trust                       1992; prior thereto, employee of Neuberger
                                                                     & Berman; Assistant Secretary of eight
                                                                     other mutual funds for which N&B Management
                                                                     acts as investment manager or administrator.


                               - 20 -







Barbara DiGiorgio (37)              Assistant                        Assistant Vice President of N&B Management
                                    Treasurer of each Trust          since 1993; prior thereto, employee of N&B
                                                                     Management; Assistant Treasurer of eight
                                                                     other mutual funds for which N&B Management
                                                                     acts as investment manager of administrator
                                                                     since 1996.

Celeste Wischerth (35)              Assistant                        Assistant Vice President of N&B Management
                                    Treasurer of each Trust          since 1994; prior thereto, employee of N&B
                                                                     Management; Assistant Treasurer of eight
                                                                     other mutual funds for which N&B Management
                                                                     acts as investment manager of administrator
                                                                     since 1996.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.


         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provides that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         For the fiscal year ended August 31, 1996, the Fund and Portfolio paid and accrued fees and expenses of $26,813 to the Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.

         The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.


                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/96
                          -----------------------------

                                                         Total Compensation
                                    Aggregate            from Trusts in the
                                    Compensation         Neuberger & Berman
Name and Position                   from the             Fund Complex Paid
with the Trust                      Trust                to Trustees
-----------------                   ------------         -------------------

Faith Colish                            $ 2,320                   $ 38,500
Trustee                                                      (5 other investment
                                                                 companies)

Donald M. Cox                           $ 2,320                   $ 31,000
Trustee                                                      (3 other investment
                                                                 companies)

Stanley Egener                          $     0                      $ 0
Chairman of the Board,                                       (9 other investment
Chief Executive                                                  companies)
Officer, and Trustee

Alan R. Gruber                          $ 2,143                   $ 28,000
Trustee                                                      (3 other investment
                                                                 companies)

Howard A. Mileaf                        $ 2,350                   $ 37,000
Trustee                                                      (4 other investment
                                                                 companies)

Edward I. O'Brien                       $ 2,409                   $ 31,500
Trustee                                                      (3 other investment
                                                                 companies)

John T. Patterson, Jr.                  $ 2,587                   $ 40,500
Trustee                                                      (4 other investment
                                                                 companies)

John P. Rosenthal                       $ 2,320                   $ 36,500
Trustee                                                      (4 other investment
                                                                 companies)

Cornelius T. Ryan                       $ 2,350                   $ 30,500
Trustee                                                      (3 other investment
                                                                 companies)

Gustave H. Shubert                      $ 2,350                   $ 30,500
Trustee                                                      (3 other investment
                                                                 companies)

Lawrence Zicklin                        $     0                      $ 0
President and Trustee                                        (5 other investment
                                                                 companies)



                  At November 20, 1996, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The

Management Agreement was approved for the Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in the Portfolio on August 2, 1993.

         The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.


         N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


         N&B Management provides similar facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping, and other services that they provide to investors who purchase shares of the Fund.


                  During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund accrued management and administration fees of $8,821,718, $2,417,586, and $142,142, respectively.


                  N&B Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. This undertaking can be terminated by N&B Management by giving the Fund at least 60 days' prior written notice. During the period from August 3, 1993 (commencement of operations of the Fund) to

December 31, 1994, N&B Management voluntarily undertook to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum would not exceed the expense ratio of the Sister Fund. During the fiscal years ended August 31, 1996, 1995, and 1994, N&B Management reimbursed the Fund $69,266, $171,796, and $116,354, respectively, of expenses, under this arrangement.


         The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


         The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.




SUB-ADVISER

         N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub- Advisory Agreement"). The
Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the interests in the Portfolio on August 2, 1993.

         The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


         The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub- Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

         Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

         N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $13.9 billion, as shown in the following list:



                                                                Approximate Net
                                                                   Assets at
                                                                 September 30,
                          NAME                                        1996

Neuberger & Berman Cash Reserves Portfolio
         (investment portfolio for Neuberger &
         Berman Cash Reserves)                                 $  527,447,493

Neuberger & Berman Government Money Portfolio
         (investment portfolio for Neuberger &
         Berman Government Money Fund)                         $  319,705,018

Neuberger & Berman Limited Maturity Bond Portfolio
         (investment portfolio for Neuberger &
         Berman Limited Maturity Bond Fund and
         Neuberger & Berman Limited Maturity Bond
         Trust)                                                $  268,892,148

Neuberger & Berman Municipal Money Portfolio
         (investment portfolio for Neuberger &
         Berman Municipal Money Fund)                          $  141,116,062

Neuberger & Berman Municipal Securities Portfolio
         (investment portfolio for Neuberger &
         Berman Municipal Securities Trust)                    $   38,416,801

Neuberger & Berman New York Insured Intermediate
Portfolio
         (investment portfolio for Neuberger &
         Berman New York Insured Intermediate Fund)            $    9,575,489

Neuberger & Berman Ultra Short Bond Portfolio
         (investment portfolio for Neuberger &
         Berman Ultra Short Bond Fund and Neuberger
         & Berman Ultra Short Bond Trust)                      $   96,306,004

Neuberger & Berman Focus Portfolio
(investment portfolio for Neuberger & Berman Focus
Fund, Neuberger & Berman Focus Trust, and
Neuberger & Berman Focus Assets)                               $1,174,138,341

Neuberger & Berman Genesis Portfolio
         (investment portfolio for Neuberger &
         Berman Genesis Fund and Neuberger & Berman
         Genesis Trust)                                        $  287,653,131

Neuberger & Berman Guardian Portfolio
         (investment portfolio for Neuberger &
         Berman Guardian Fund, Neuberger & Berman
         Guardian Trust and Neuberger & Berman
         Guardian Assets)                                      $6,513,577,557

Neuberger & Berman International Portfolio
         (investment portfolio for Neuberger &
         Berman International Fund)                            $   59,969,278

Neuberger & Berman Manhattan Portfolio
         (investment portfolio for Neuberger &
         Berman Manhattan Fund, Neuberger & Berman
         Manhattan Trust and Neuberger & Berman
         Manhattan Assets)                                     $  592,681,290

Neuberger & Berman Partners Portfolio
         (investment portfolio for Neuberger &
         Berman Partners Fund,
         Neuberger & Berman Partners Trust and
         Neuberger & Berman Partners Assets)                   $2,112,475,324

Neuberger & Berman Socially Responsive Portfolio
         (investment portfolio for Neuberger &
         Berman Socially Responsive Fund and
         Neuberger & Berman NYCDC Socially
         Responsive Trust)                                     $  167,005,429



Advisers Managers Trust
         (six series)                                          $1,468,727,224


         In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $61,738,329, $77,498,236, and $26,954,887, respectively, at September 30, 1996.


         The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


         There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


         The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday- Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are principals of Neuberger & Berman.


         Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.


         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                           DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.


         The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


         The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 3, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                       ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS


         The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


REDEMPTIONS IN KIND


         The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.



                       DIVIDENDS AND OTHER DISTRIBUTIONS



         The Fund distributes to its shareholders amounts equal to substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


         The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund generally distributes substantially all of its share of the Portfolio's net investment income, if any, near the end of each calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.


         Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.



                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND


         In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


         Certain funds that invest in portfolios managed by N&B Management, including the Sister Fund, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

         The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the

Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.


         Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.


         Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


         Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


         The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


         Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


         The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging
Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.


         If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to satisfy those requirements to enable the Fund to qualify for this treatment for hedging transactions. To the extent the Portfolio does not do so, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

TAXATION OF THE FUND'S SHAREHOLDERS


         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.



                            PORTFOLIO TRANSACTIONS


         Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities and in connection with the writing of covered call options on its securities.


         During the fiscal year ended August 31, 1994, the Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, the Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman.


         During the fiscal year ended August 31, 1996, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 54.13% of the aggregate dollar amount of transactions involving the payment of commissions, and 51.44% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 83.78% of the $3,344,463 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,568,004,886) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith, Inc., and State Street Bank and Trust Company, N.A.; at that date, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $76,562,500.


         Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman is required to pay the Portfolio, on a quarterly basis, certain "excess earnings" that

Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.


         During the fiscal years ended August 31, 1996, 1995 and 1994, the Portfolio earned $2,427,096, $1,430,672 and $147,103, respectively in interest income from the collateralization of securities loans, from which Neuberger & Berman was paid $2,129,341, $1,252,190 and $119,620, respectively.


         The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

         In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

         The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.


         A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.


         To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


         A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


         The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.


         Lawrence Marx III, and Kent C. Simons, each of whom is a Vice President of N&B Management and a principal of Neuberger & Berman, and Kevin L. Risen, who is an Assistant Vice President of N&B Management, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.


PORTFOLIO TURNOVER

         The Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                            REPORTS TO SHAREHOLDERS

         Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                         CUSTODIAN AND TRANSFER AGENT

         The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York,
NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.


                             INDEPENDENT AUDITORS

         The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.


                                 LEGAL COUNSEL

         The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at November 20, 1996:


                                                               Percentage of
                                                                Ownership at
                                   Name and Address           November 20, 1996
                                   ----------------           -----------------

Neuberger & Berman                The Northern Trust Co.,             16.90%
GUARDIAN Trust                    Trustee
                                  Digital Equipment Corp.
                                  DTD 1-3-95
                                  P.O. Box 92956
                                  Chicago, IL  60675-2956

                                  MAC & Co.                           13.37%
                                  A/C 195-643
                                  AEOF 1956432
                                  P.O. Box 3198
                                  Mutual Fund Operations
                                  Pittsburgh, PA 15230-3198

                                  National Financial Services         10.10%
                                  Corp.*
                                  P.O. Box 3908
                                  Church Street Station
                                  New York, NY  10008-3908

                                  Wachovia Bank of NC                  6.20%
                                  Master Trustee
                                  FBO Akzo Nobel Inc.
                                  Incentive Savings Plan
                                  Attn:  Cindy Martin
                                  301 N. Main St. MC-NC 32213
                                  Winston Salem, NC 27150-0001




* National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Fund of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.



                            REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933

Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.


         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                             FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1996:


                  The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1996, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                                                    Appendix A

                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                  S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  MOODY'S CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds which are rated BAA are considered as medium- grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA - Bonds rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA - Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

                  S&P COMMERCIAL PAPER RATINGS:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                  MOODY'S COMMERCIAL PAPER RATINGS

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well-established industries.
                  -        High rates of return on funds employed.
                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                    Appendix B

                            THE ART OF INVESTMENT:
                       A CONVERSATION WITH ROY NEUBERGER

The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During my more than sixty-five years of buying and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger




                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                   CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                   FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has
                                   necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account.
                                   Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments,        Rule #3: Be broad-gauged. Diversify your
make sure that some of your        investments, make sure that some of your
principal is kept safe, and        principal is kept safe, and try to increase
try to increase your income your   income as well as your capital.
as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren
                                   Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-



                                   - 2 -










                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity.
                                   The market rarely rises or declines
                                   concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to
                                   companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.



                                   - 3 -







                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                   STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One should fall in love with ideas, with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last thing to fall in love with is a particular
book, the last thing to            security. It is after all just a sheet of paper
fall in love with is a             indicating a part ownership in a corporation
particular security."              and its use is purely mercenary. If you must
                                   love a security, stay in love with it until
                                   it gets overvalued; then let somebody else
                                   fall in love




                                                [PICTURE OF ROY NEUBERGER]







                                   - 4 -







                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                   STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident.
                                   This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?



                                   - 5 -







                                   The only money I managed in the Panic of 1929
                                   was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                   STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                   MARKET BEHAVIOR?


                                   There are many factors in addition to
                                   economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                   SIMILARITIES BETWEEN SELECTING STOCKS AND
                                   SELECTING WORKS OF ART?



                                   - 6 -







                                   Both are an art, although picking stocks is a
                                   minor art compared with painting, sculpture or
"When things look bad, I           literature.  I started buying art in the 30s,
become optimistic.  When           and in the 40s it was a daily, almost hourly
everything looks rosy, and         occurrence.  My inclination to buy the works of
the crowd is optimistic, I         living artists comes from Van Gogh, who sold
like to be a seller."              only one painting during his lifetime.  He died
                                   in poverty, only then to become a legend and
                                   have his work sold for millions of dollars.





                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.



                                   - 7 -







                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES
                                   IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the
                                   Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE OFFICE EVERY DAY TO MANAGE YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE
                                   ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.



                                   - 8 -







                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s, Roy studied art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy began his investment career by
                                   joining a brokerage firm in 1929, seven
                                   months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing acumen attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock
                                   Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.



                                   - 9 -







                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger & Berman has grown through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger & Berman Guardian Fund,
                                         including fees and expenses, call
                                         Neuberger & Berman Management at
                                         800-877- 9700 for a free prospectus.
                                         Please read it carefully, before you
                                         invest or send money.





                                   - 10 -

























                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

===============================================================================

----------------------------------------------------------------------
                                                   PROSPECTUS

December 6, 1996

                Neuberger&Berman
                EQUITY TRUST -Registered Trademark-



Neuberger&Berman
       NYCDC SOCIALLY RESPONSIVE TRUST





                                           No Sales Charges
                                           No Redemption Fees
                                           No 12b - 1 Fees

            Neuberger&Berman

NYCDC SOCIALLY RESPONSIVE TRUST-SM-

           A No-Load Equity Fund

------------------------------------------------------------------------------

   Neuberger&Berman NYCDC SOCIALLY RESPONSIVE TRUST (the "Fund") is an equity fund that seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial and social criteria.
   The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities ("Plan") who are concerned about the relationship between business and society and are seeking to invest their assets in a manner consistent with their social sensibilities.
   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH THE PLAN.

------------------------------------------------------------------------------


   THE FUND, WHICH IS A SERIES OF NEUBERGER&BERMAN EQUITY TRUST (THE "TRUST"), INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER&BERMAN SOCIALLY RESPONSIVE PORTFOLIO (THE "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT"). THE PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE FUND. THE INVESTMENT PERFORMANCE OF THE FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF THE PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3 AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 14.


   The Portfolio seeks to achieve its objective by investing in securities considered by N&B Management to be undervalued in relation to recognized measures of their fundamental economic values, such as earnings, cash flow, tangible book value, and asset value. For a description of the investment policies and techniques of the Portfolio, see "Investment Program" and "Description of Investments."

   The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares.

   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 6, 1996, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling the Plan at (212) 306-7760.


                PROSPECTUS DATED DECEMBER 6, 1996


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                   3
The Fund and Portfolio;
 Risk Factors                                 3
Management                                    4
The Neuberger&Berman Investment
 Approach                                     4

    EXPENSE INFORMATION                       5
Shareholder Transaction Expenses              5
Annual Fund Operating Expenses                5
Example                                       6

    FINANCIAL HIGHLIGHTS                      7

    INVESTMENT PROGRAM                        9
Social Policy                                10
Short-Term Trading; Portfolio
 Turnover                                    11
Borrowings                                   12

    PERFORMANCE INFORMATION                  13
Total Return Information                     13

    SPECIAL INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                        14
The Fund                                     14
The Portfolio                                15

    HOW TO BUY SHARES AND SELL
    SHARES                                   17

    SHARE PRICES AND NET ASSET VALUE         18

    DIVIDENDS, OTHER
    DISTRIBUTIONS, AND TAXES                 19
Distribution Options                         19
Taxes                                        19

    MANAGEMENT AND ADMINISTRATION            20
Trustees and Officers                        20
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                20
Expenses                                     21
Transfer Agent                               22

    DESCRIPTION OF INVESTMENTS               23

    DIRECTORY                                26

SUMMARY

          The Fund and Portfolio; Risk Factors

----------------------------------------------------------------------


   The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


                 -------------------------
                        SHAREHOLDERS
                 -------------------------
                        (down arrow)            BUY SHARES IN
                 -------------------------
                            FUND
                 -------------------------
                        (down arrow)             INVESTS IN
                 -------------------------
                         PORTFOLIO
                 -------------------------
                        (down arrow)             INVESTS IN
                 -------------------------
                 STOCKS & OTHER SECURITIES
                 -------------------------


   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. The Portfolio seeks long-term capital appreciation by investing primarily in securities considered by N&B Management to be undervalued relative to the market as a whole and whose issuers meet certain social criteria established by N&B Management ("Social Policy"). N&B Management evaluates companies to determine if they meet the Social Policy in the following major areas of concern: environment, and workplace diversity and employment. Companies are further evaluated to determine if they meet other aspects of the Social Policy, such as public health, type of products, and corporate citizenship. The Portfolio does not invest in companies which derive a significant portion of their total annual revenue from the following industries: nuclear power, tobacco, alcohol, gambling, or weapons. The Portfolio will seek to dispose of a security as soon as reasonably practicable if the issuer no longer meets the Social Policy, even though a sale at that time might not be desirable from a purely financial standpoint.

   For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
14. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 9, "Social Policy" on page 10, and "Description of Investments" on page 23.

    INVESTMENT STYLE: Broadly diversified, large-cap value fund.


    PORTFOLIO CHARACTERISTICS: Seeks long-term capital appreciation by investing in common stocks of companies that meet both financial and social criteria.


          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 20. If you want to know how to buy and sell shares of the Fund, see "How to Buy and Sell Shares" on page 17, and the policies set forth in the Plan.


          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------


   In general, the Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

          Shareholder Transaction Expenses

----------------------------------------------------------------------


   As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.


Sales Charge Imposed on Purchases                   NONE
Sales Charge Imposed on Reinvested Dividends        NONE
Deferred Sales Charges                              NONE
Redemption Fees                                     NONE
Exchange Fees                                       NONE


          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


--------------------------------------------------------------------------------


   The following table shows annual Total Operating Expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Fund's expenses are factored into its share price and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



NEUBERGER&BERMAN             MANAGEMENT AND     12B-1     OTHER     TOTAL OPERATING
EQUITY TRUST               ADMINISTRATION FEES  FEES    EXPENSES       EXPENSES
-----------------------------------------------------------------------------------
NYCDC SOCIALLY RESPONSIVE         0.55%         NONE      0.05%          0.60%
TRUST*


* (REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW)


   Total Operating Expenses for the Fund are based upon administration fees incurred by the Fund and management fees incurred by the Portfolio during the past fiscal year and the current expense reimbursement undertaking. "Other Expenses" are based on the Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolio may differ from those of the Fund.


   The previous table reflects N&B Management's voluntary undertaking to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses which, in the aggregate, exceed 0.60% per annum of the Fund's average daily net assets. Absent the reimbursement, Management and Administration Fees, Other Expenses, and Total Operating Expenses would be 0.60%, 0.20%, and 0.80%, respectively, per annum of the average daily net assets of the Fund.


          Example

----------------------------------------------------------------------


   To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
EQUITY TRUST           1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------
NYCDC SOCIALLY
RESPONSIVE TRUST         $6        $19        $33        $75



   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          NYCDC Socially Responsive Trust
--------------------------------------------------------------------------------

   The financial information in the following table is for the Fund as of August 31, 1996 and prior periods. This information has been audited by the Fund's independent accountants. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders, which may be obtained by calling (212) 306-7760. The accountants' report is incorporated in the SAI by reference to the annual report. Also, see "Performance Information."

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.


                                                                            Period from
                                                                         March 14, 1994(1)
                                                  Year Ended August              to
                                                         31,                 August 31,
                                                   1996        1995             1994
                                                 ------------------------------------------
Net Asset Value, Beginning of Year               $  12.27    $  10.43    $      10.20
                                                 ------------------------------------------
Income From Investment Operations
    Net Investment Income                             .14         .13             .06
    Net Gains or Losses on Securities
     (both realized and unrealized)                  2.44        1.82             .17
                                                 ------------------------------------------
      Total From Investment Operations               2.58        1.95             .23
                                                 ------------------------------------------
Less Distributions
    Dividends (from net investment income)           (.12)       (.11)             --
    Distributions (from capital gains)               (.31)         --              --
                                                 ------------------------------------------
      Total Distributions                            (.43)       (.11)             --
                                                 ------------------------------------------
Net Asset Value, End of Year                     $  14.42    $  12.27    $      10.43
                                                 ------------------------------------------
Total Return+                                      +21.27%     +18.95%          +2.26%(2)
                                                 ------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)        $  125.6    $   88.5    $       68.6
                                                 ------------------------------------------
    Ratio of Expenses to Average Net
     Assets(4)                                        .60%        .60%            .60%(3)
                                                 ------------------------------------------
    Ratio of Net Investment Income to Average
     Net Assets(4)                                   1.06%       1.26%           1.42%(3)
                                                 ------------------------------------------


SEE NOTES TO FINANCIAL HIGHLIGHTS.

NOTES TO FINANCIAL HIGHLIGHTS
1)The date investment operations commenced.
2)Not annualized.
3)Annualized.

4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:



                                                YEAR ENDED        PERIOD FROM
                                                AUGUST 31,     MARCH 14, 1994 TO
                                               1996    1995     AUGUST 31, 1994
--------------------------------------------------------------------------------
Expenses                                        .80%    .85%          .84%
--------------------------------------------------------------------------------
Net Investment Income                           .86%   1.01%         1.18%
--------------------------------------------------------------------------------



5)Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate or pay any brokerage commissions. The portfolio turnover rates for the Portfolio for the period from March 14, 1994 to August 31, 1994 and the years ended August 31, 1995 and 1996 were 14%, 58%, and 53%, respectively. The average commission rate paid by the Portfolio for the year ended August 31, 1996 was $0.0587.


+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.

INVESTMENT PROGRAM

   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments," on page 23.


   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.


   Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.


   The investment objective of the Fund and Portfolio is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.

   In seeking capital appreciation, the Portfolio generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.

   The Portfolio expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and American Depositary Receipts ("ADRs") of foreign companies that meet the Social Policy. On occasion, deposits with community banks and credit unions may be considered for investment. However, any part of the Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in the Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Fund shares, or shares of another fund that invests in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments are selected with a concern for the social impact of each investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of its total assets are invested in equity securities.

   The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as selling short against-the-box, lending securities, and purchasing and selling put and call options on securities and currencies, futures contracts, options on futures contracts, and forward contracts.


          Social Policy

----------------------------------------------------------------------


   Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment, and workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.


   The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role and, in making investment decisions, gives weight to enlightened, progressive policies. The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives. N&B Management attempts to assess the objectivity of all information that it receives. However, decisions made by N&B Management inevitably involve some level of subjective judgment.


   The Portfolio seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. N&B Management seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. The Portfolio seeks to invest in companies that demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

   In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company that derives more than (i) 5% of its total annual revenue from manufacturing and selling alcohol and/or tobacco, (ii) 5% of its total annual revenue from sales in or services related to gambling, or (iii) 10% of its total annual revenue from the manufacturing of weapons systems. Additionally, the Portfolio does not invest in any company that derives its total annual revenue primarily from non-consumer sales to the military or that owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.


   Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between a substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall approach that companies take toward the areas of social impact and pays particular attention to progress achieved toward the goals of the Social Policy.

   If securities held by the Portfolio no longer satisfy the Social Policy, the Portfolio will seek to dispose of the securities as soon as reasonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. The portfolio turnover rate of the Portfolio for 1996 and earlier years is set forth under "Notes to Financial Highlights."

          Borrowings

----------------------------------------------------------------------


   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION

   The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.


   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


   The Fund's average annual total returns for the one-year period ended August 31, 1996 and for the period from its inception through August 31, 1996 were +21.27% and +16.99%, respectively. Had N&B Management not reimbursed certain expenses, total return would have been lower. Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling the Plan at (212) 306-7760.


          Total Return Information

----------------------------------------------------------------------

   You can obtain current performance information about the Fund by calling the Plan at (212) 306-7760.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Fund

----------------------------------------------------------------------


   The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of the Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolio

----------------------------------------------------------------------


   The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


    FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Neuberger&Berman Socially Responsive Fund, a mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds"), invests all of its net investable assets in the Portfolio. The shares of Neuberger&Berman Socially Responsive Fund are available for purchase by members of the general public. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other investors in the Portfolio (including the series of N&B Equity Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the series of N&B Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

HOW TO BUY AND SELL SHARES

    YOU CAN BUY AND SELL (REDEEM) SHARES OF THE FUND ONLY AS SET FORTH IN THE PLAN. Shares are purchased and sold at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase or sales order is received and accepted by the trustee of the Plan as set forth in the Plan. Prices for shares of the Fund are usually calculated as of 4 p.m. Eastern time. The Plan may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to the Plan to buy or sell shares.


          Other Information

----------------------------------------------------------------------

   / / The Plan must pay for shares it purchases in U.S. dollars.

   / / The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion.


   / / Redemption proceeds will be paid to the Plan in the manner and at the times agreed with N&B Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law).



   / / The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

SHARE PRICES AND NET ASSET VALUE

   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   The Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by the Portfolio.


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless the Plan elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.
    DISTRIBUTIONS IN CASH. The Plan may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

          Taxes

----------------------------------------------------------------------

   The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to the Plan.
   Fund shares currently are offered only to the trustee of the Plan acting on behalf of the participants in the Plan. Because the Plan is an eligible deferred compensation plan under section 457 of the Code, taxes on distributions from the Fund to the Plan are deferred. Individual participants in the Plan should consult the Plan documents and their own tax advisers for information on the tax consequences associated with participating in an investment in the Fund through the Plan. See the SAI for additional tax information.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $13.9 billion as of September 30, 1996.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. Neuberger&Berman has advised clients in selecting socially responsive investments since 1990. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $42.9 billion of assets as of September 30, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   Janet Prindle is primarily responsible for the day-to-day management of the Portfolio. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a principal of Neuberger&Berman since 1983. Ms. Prindle is Director of

Socially Responsive Investment Services at Neuberger&Berman and has been researching and developing corporate responsibility criteria as they apply to investments since 1989. She has been managing money using these criteria since 1990. Ms. Prindle has been responsible for the Portfolio since its inception in March 1994.


   Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.


   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds-Registered Trademark-.


   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.05% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. During its 1996 fiscal year, the Fund accrued administration fees and a pro rata portion of the Portfolio's management fees (prior to the expense reimbursement) as a percentage of the Fund's average daily net assets, of 0.60%.


   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and Portfolio, legal and accounting fees, and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.


   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


   N&B Management has voluntarily undertaken until December 31, 1999 to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


   During its 1996 fiscal year, the Fund bore total operating expenses as a percentage of its average daily net assets, after taking into consideration N&B Management's expense reimbursement, of 0.60%.


          Transfer Agent

----------------------------------------------------------------------

   The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to the Plan and the payment of dividends and other distributions to the Plan. Questions should be directed to the Plan's address.

DESCRIPTION OF INVESTMENTS

   In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.


    ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolio's securities, under general supervision of the trustees of Managers Trust.


    RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars, such as ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in hedged investments; and (4) the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."


    FIXED INCOME SECURITIES. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category
(Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

    CONVERTIBLE SECURITIES. The Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade.


    U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may purchase U.S. Government and Agency Securities. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government.

    SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.
    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

PLAN
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street, 3rd Floor
New York, NY 10006
(212) 306-7760

SUB-ADVISER

Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698


CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Correspondence should be sent to:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street, 3rd Floor
New York, NY 10006
(212) 306-7760

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800


Neuberger&Berman NYCDC Socially Responsive Trust is a service mark of Neuberger&Berman Management Inc.

-C- 1996 Neuberger&Berman Management Inc.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Neuberger&Berman Management Inc. -Registered Trademark-


   605 THIRD AVENUE 2ND FLOOR
   NEW YORK, NY 10158-0180
   DEFERRED COMPENSATION PLAN
   OF THE CITY OF NEW YORK
   AND RELATED AGENCIES
   AND INSTRUMENTALITIES
   212.306.7760






This wrapper is not part of the prospectus.




              PRINTED ON RECYCLED PAPER
(recycle logo)                                            NBEP00061296

              WITH SOY BASED INKS

       -----------------------------------------------------------------


        NEUBERGER & BERMAN NYCDC SOCIALLY RESPONSIVE TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED DECEMBER 6, 1996



                              A NO-LOAD MUTUAL FUND
              605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180

       -----------------------------------------------------------------



               NEUBERGER & BERMAN NYCDC SOCIALLY RESPONSIVE TRUST ("FUND"), A SERIES OF NEUBERGER & BERMAN EQUITY TRUST ("TRUST"), IS A NO-LOAD MUTUAL FUND THAT OFFERS SHARES PURSUANT TO A PROSPECTUS DATED DECEMBER 6, 1996. THE FUND
INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO ("PORTFOLIO"). YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH THE DEFERRED COMPENSATION PLAN OF THE CITY OF NEW YORK AND RELATED AGENCIES AND INSTRUMENTALITIES ("PLAN").


               The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from the Plan by calling 212-306-7760.

               This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

               No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                      PAGE

INVESTMENT INFORMATION.................................................  1
        Investment Policies and Limitations............................  1
        Janet W. Prindle, Portfolio Manager of the Portfolio...........  5
        Background Information on Socially Responsive
               Investing...............................................  7
        The Socially Responsive Database...............................  8
        Implementation of Social Policy................................ 10
        Additional Investment Information.............................. 11

PERFORMANCE INFORMATION................................................ 24
        Total Return Computations...................................... 25
        Comparative Information........................................ 25
        Other Performance Information.................................. 26

CERTAIN RISK CONSIDERATIONS............................................ 27

TRUSTEES AND OFFICERS.................................................. 27

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...................... 34
        Investment Manager and Administrator........................... 34
        Sub-Adviser.................................................... 35
        Investment Companies Managed................................... 36
        Management and Control of N&B Management....................... 39

DISTRIBUTION ARRANGEMENTS.............................................. 40

ADDITIONAL REDEMPTION INFORMATION...................................... 40
        Suspension of Redemptions...................................... 40
        Redemptions in Kind............................................ 41

DIVIDENDS AND OTHER DISTRIBUTIONS...................................... 41

ADDITIONAL TAX INFORMATION............................................. 42
        Taxation of the Fund........................................... 42
        Taxation of the Portfolio...................................... 43

PORTFOLIO TRANSACTIONS................................................. 46
        Portfolio Turnover............................................. 50

REPORTS TO SHAREHOLDERS................................................ 50

CUSTODIAN AND TRANSFER AGENT........................................... 50

INDEPENDENT ACCOUNTANTS................................................ 51

LEGAL COUNSEL.......................................................... 51

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................... 51

REGISTRATION STATEMENT................................................. 51

FINANCIAL STATEMENTS................................................... 51

Appendix A............................................................. 53
        RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................ 53

Appendix B............................................................. 56
        THE ART OF INVESTMENT: A CONVERSATION WITH ROY
               NEUBERGER............................................... 56

                             INVESTMENT INFORMATION


               The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by Neuberger & Berman Management Incorporated ("N&B Management") are together referred to below as the "Trusts.")


               The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


INVESTMENT POLICIES AND LIMITATIONS

               The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

        Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.


               All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

               Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

               The Portfolio's fundamental investment policies and limitations are as follows:

               1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

               2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

               3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

               4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumental- ities.

               5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

               6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

               7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

               8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").


               The   Portfolio's   non-fundamental   investment   policies   and
limitations are as follows:


               1. BORROWING. The Portfolio may not purchase securi- ties if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

               2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

               3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

               4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

               5. SHORT SALES. The Portfolio may not sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold.

Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

               6. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.


               7. UNSEASONED ISSUERS. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.


               8. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

               9. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

               10. OIL AND GAS PROGRAMS. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.


               11. REAL ESTATE. The Portfolio may not invest in partnership or similar interests in real estate limited partnerships.


               12. WARRANTS. The Portfolio does not intend to invest in warrants (but may hold warrants obtained in units or attached to securities).

JANET W. PRINDLE, PORTFOLIO MANAGER OF THE PORTFOLIO


               How does Janet Prindle manage the Portfolio? "We select securities through a two-phase detection process. The first is financial. We analyze a universe of companies according to N&B Management's value-oriented philosophy and look for stocks which are undervalued for any number of reasons. We focus on financial fundamentals including balance sheet ratios and cash flow analysis, and we meet with company management in an effort to understand how those unrecognized values might be realized in the market.


               "The second part of the process is social screening. Our social research is based on the same kind of philosophy that governs our financial approach: we believe that first-hand knowledge and experience are our most important tools. Utilizing a database, we do careful, in-depth tracking, and we analyze a large number of companies on some eighty issues in six broad social categories. We use a wide variety of sources to determine company practices and policies in these areas, and we analyze performance in light of our knowledge of the issues and of the best practices in each industry.


               "We understand that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, we place value on such indicators as management commitment, progress, direction, and industry leadership."


AN INTERVIEW WITH JANET PRINDLE


               Q:     First things first.  How do you begin your stock
selection process?


               A:     Our first question is always:  On financial grounds
alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.


               We look for bargains, just like the portfolio managers of the other portfolios managed by N&B Management. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.


               While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger & Berman each year, and I'm also frequently on the road visiting dozens of corporations. From the Fund's inception, we've met with representatives of every company we own.


               When I'm face to face with a CEO, I'm searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" I've analyzed companies for over three decades, and I always look for companies that have both clear strategies and management talent.


               Q:     When you evaluate a company's balance sheet, what
matters the most to you?


               A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.


               When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.


               Q:     So you take a hard look at a company's balance sheet
and its management. After a company passes your financial test, what do you do next?


               A:     After we're convinced of a company's merits on
financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.


               It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and I'll use an analogy to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

               Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.


               Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.


               We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?


               If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.


               Q:     Why have investors been attracted to the Fund?


               A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

               In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles.

Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

               Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

               AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

               LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.


               The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.


THE SOCIALLY RESPONSIVE DATABASE


               Neuberger & Berman, LLC ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:

               WORKPLACE DIVERSITY AND EMPLOYMENT. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.


               ENVIRONMENT.  A  company's  impact  on  the  environment  depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

               PRODUCT. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

               PUBLIC HEALTH. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

               WEAPONS. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

               CORPORATE CITIZENSHIP. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high- school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

               Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio managers to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.


               The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend upon Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at N&B Management who interpret the information.


               In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

ADDITIONAL INVESTMENT INFORMATION

               The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.


               REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


               SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


               RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradeable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


               Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


               REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


               FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of depo- sit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


               The  Portfolio  also  may  invest  in  equity,   debt,  or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.


               Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.


               Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


               Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


               In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


               FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in
(i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

               A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

               U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


               Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.


               "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.




               An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.


               Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.


               Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


               PUT AND CALL OPTIONS. The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the

Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


               The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

               When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.


               When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. The Portfolio intends to write only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

               When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


               The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


               The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


               Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter- party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter- parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

               The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

               The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices.


               Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


               The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


               The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

               FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


               N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


               OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies in amounts not exceeding 5% of its net assets. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


               REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


               In addition, (1) the aggregate premiums paid by the Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets, and (2) the aggregate margin deposits required on all exchange-traded futures contracts and related options held by the Portfolio at any time may not exceed 5% of its total assets. The Portfolio does not currently intend to purchase puts, calls, straddles, spreads, or any combination thereof if, by reason of such purchase, the value of its aggregate investment in such instruments will exceed 5% of its total assets.


               COVER FOR HEDGING INSTRUMENTS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.


               GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolio are generally considered "derivatives." There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


               The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional
Tax Information."


               FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities").


               The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.




               Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.


               COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

               The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

               ZERO COUPON SECURITIES. The Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


               The discount on zero coupon securities ("original issue discount") is taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's original issue discount) to the Plan each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."


               The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturity and credit quality.

               CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.


               The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.


               PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                             PERFORMANCE INFORMATION

               The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

               The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)(SUPERSCRIPT)n = ERV

               Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


               The average annual total returns for the Fund for the one-year period ended August 31, 1996, and for the period from March 14, 1994 (commencement of operations) through August 31, 1996 were +21.27% and +16.99%, respectively. Had N&B Management not reimbursed certain expenses, total return would have been lower.

COMPARATIVE INFORMATION

               From time to time the Fund's performance may be compared with:


               (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal
        Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


               (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $40 million to $2.3 billion, with an average of $451 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.6 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


               The Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).


               Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

               From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include the Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

               Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

               From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                           CERTAIN RISK CONSIDERATIONS

               Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.


                              TRUSTEES AND OFFICERS

               The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.



Name, Age and                    Positions Held
Address(1)                       With the Trusts           Principal Occupation(s)(2)
----------                       ---------------           --------------------------

Faith Colish (61)                Trustee of each           Attorney at Law, Faith
63 Wall Street                   Trust                     Colish, A Professional
24th Floor                                                 Corporation.
New York, NY  10005

Donald M. Cox (74)               Trustee of each           Retired.  Formerly Senior
435 East 52nd                    Trust                     Vice President and
Street                                                     Director of Exxon
New York, NY  10022                                        Corporation; Director of
                                                           Emigrant Savings Bank.

Stanley Egener*                  Chairman of the           Principal of Neuberger &
(62)                             Board, Chief              Berman; President and
                                 Executive                 Director of N&B
                                 Officer, and              Management; Chairman of
                                 Trustee of each           the Board, Chief Executive
                                 Trust                     Officer, and Trustee of
                                                           eight  other   mutual
                                                           funds  for  which N&B
                                                           Management   acts  as
                                                           investment manager or
                                                           administrator.


                                           - 27 -






Alan R. Gruber (69)              Trustee of each           Chairman and Chief
Orion Capital                    Trust                     Executive Officer of Orion
Corporation                                                Capital Corporation
600 Fifth Avenue                                           (property and casualty
24th Floor                                                 insurance); Director of
New York, NY  10020                                        Trenwick Group, Inc.
                                                           (property and casualty
                                                           reinsurance); Chairman of
                                                           the Board and Director of
                                                           Guaranty National
                                                           Corporation (property and
                                                           casualty insurance);
                                                           formerly Director of
                                                           Ketema, Inc. (diversified
                                                           manufacturer).

Howard A. Mileaf                 Trustee of each           Vice President and Special
(59)                             Trust                     Counsel to WHX Corporation
WHX Corporation                                            (holding company) since
110 East 59th                                              1992; formerly Vice
Street                                                     President and General
30th Floor                                                 Counsel of Keene
New York, NY  10022                                        Corporation (manufacturer
                                                           of industrial products);
                                                           Director of Kevlin
                                                           Corporation (manufacturer
                                                           of microwave and other
                                                           products).

Edward I. O'Brien*               Trustee of each           Until 1993, President of
(68)                             Trust                     the Securities Industry
12 Woods Lane                                              Association ("SIA")
Scarsdale, NY                                              (securities industry's
10583                                                      representative in
                                                           government  relations
                                                           and        regulatory
                                                           matters     at    the
                                                           federal   and   state
                                                           levels);        until
                                                           November        1993,
                                                           employee  of the SIA;
                                                           Director    of   Legg
                                                           Mason, Inc.

John T. Patterson,               Trustee of each           Retired.  Formerly
Jr. (68)                         Trust                     President of SOBRO (South
183 Ledge Drive                                            Bronx Overall Economic
Torrington, CT                                             Development Corporation).
06790


                                           - 28 -






John P. Rosenthal                Trustee of each           Senior Vice President of
(63)                             Trust                     Burnham Securities Inc. (a
Burnham Securities                                         registered broker-dealer)
Inc.                                                       since 1991; formerly
Burnham Asset                                              Partner of Silberberg,
Management Corp.                                           Rosenthal & Co. (member of
1325 Avenue of the                                         National Association of
Americas                                                   Securities Dealers, Inc.);
17th Floor                                                 Director, Cancer Treatment
New York, NY  10019                                        Holdings, Inc.

Cornelius T. Ryan                Trustee of each           General Partner of Oxford
(65)                             Trust                     Partners and Oxford
Oxford Bioscience                                          Bioscience Partners
Partners                                                   (venture capital
315 Post Road West                                         partnerships) and
Westport, CT  06880                                        President of Oxford
                                                           Venture  Corporation;
                                                           Director  of  Capital
                                                           Cash Management Trust
                                                           (money  market  fund)
                                                           and Prime Cash Fund.

Gustave H. Shubert               Trustee of each           Senior Fellow/Corporate
(67)                             Trust                     Advisor and Advisory
13838 Sunset                                               Trustee of Rand (a non-
Boulevard                                                  profit public interest
Pacific Palisades,                                         research institution)
CA  90272                                                  since 1989; Honorary
                                                           Member  of the  Board
                                                           of  Overseers  of the
                                                           Institute  for  Civil
                                                           Justice,  the  Policy
                                                           Advisory Committee of
                                                           the Clinical Scholars
                                                           Program     at    the
                                                           University         of
                                                           California,       the
                                                           American  Association
                                                           for  the  Advancement
                                                           of    Science,    the
                                                           Counsel   on  Foreign
                                                           Relations,   and  the
                                                           Institute         for
                                                           Strategic     Studies
                                                           (London);  advisor to
                                                           the           Program
                                                           Evaluation        and
                                                           Methodology  Division
                                                           of the  U.S.  General
                                                           Accounting    Office;
                                                           formerly  Senior Vice
                                                           President and Trustee
                                                           of Rand.


                                           - 29 -






Lawrence Zicklin*                President and             Principal of Neuberger &
(60)                             Trustee of each           Berman; Director of N&B
                                 Trust                     Management; President
                                                           and/or   Trustee   of
                                                           five   other   mutual
                                                           funds  for  which N&B
                                                           Management   acts  as
                                                           investment manager or
                                                           administrator.

Daniel J. Sullivan               Vice President            Senior Vice President of
(56)                             of each Trust             N&B Management since 1992;
                                                           prior  thereto,  Vice
                                                           President    of   N&B
                                                           Management;      Vice
                                                           President   of  eight
                                                           other   mutual  funds
                                                           for     which     N&B
                                                           Management   acts  as
                                                           investment manager or
                                                           administrator.

Michael J. Weiner                Vice President            Senior Vice President of
(49)                             and Principal             N&B Management since 1992;
                                 Financial                 Treasurer of N&B
                                 Officer of each           Management from 1992 to
                                 Trust                     1996; prior thereto, Vice
                                                           President and Treasurer of
                                                           N&B Management and
                                                           Treasurer of certain
                                                           mutual funds for which N&B
                                                           Management acted as
                                                           investment adviser; Vice
                                                           President and Principal
                                                           Financial Officer of eight
                                                           other mutual funds for
                                                           which N&B Management acts
                                                           as investment manager or
                                                           administrator.

Claudia A. Brandon               Secretary of              Vice President of N&B
(40)                             each Trust                Management; Secretary of
                                                           eight  other   mutual
                                                           funds  for  which N&B
                                                           Management   acts  as
                                                           investment manager or
                                                           administrator.


                                           - 30 -






Richard Russell                  Treasurer and             Vice President of N&B
(49)                             Principal                 Management since 1993;
                                 Accounting                prior thereto, Assistant
                                 Officer of each           Vice President of N&B
                                 Trust                     Management; Treasurer and
                                                           Principal  Accounting
                                                           Officer    of   eight
                                                           other   mutual  funds
                                                           for     which     N&B
                                                           Management   acts  as
                                                           investment manager or
                                                           administrator.

Stacy Cooper-                    Assistant                 Assistant Vice President
Shugrue (33)                     Secretary of              of N&B Management since
                                 each Trust                1993; prior thereto,
                                                           employee of N&B
                                                           Management; Assistant
                                                           Secretary of eight other
                                                           mutual funds for which N&B
                                                           Management acts as
                                                           investment manager or
                                                           administrator.

C. Carl Randolph                 Assistant                 Principal of Neuberger &
(59)                             Secretary of              Berman since 1992; prior
                                 each Trust                thereto, employee of
                                                           Neuberger & Berman;
                                                           Assistant Secretary of
                                                           eight other mutual funds
                                                           for which N&B Management
                                                           acts as investment manager
                                                           or administrator.

Barbara DiGiorgio                Assistant                 Assistant Vice President
(37)                             Treasurer of              of N&B Management since
                                 each Trust                1993; prior thereto,
                                                           employee of N&B
                                                           Management; Assistant
                                                           Treasurer of eight other
                                                           mutual funds for which N&B
                                                           Management acts as
                                                           investment manager or
                                                           administrator since 1996.


                                           - 31 -






Celeste Wischerth                Assistant                 Assistant Vice President
(35)                             Treasurer of              of N&B Management since
                                 each Trust                1994; prior thereto,
                                                           employee of N&B
                                                           Management; Assistant
                                                           Treasurer of eight other
                                                           mutual funds for which N&B
                                                           Management acts as
                                                           investment manager or
                                                           administrator since 1996.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.


               The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

               For the fiscal year ended August 31, 1996, the Fund and Portfolio paid and accrued fees and expenses of $11,231 to those Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


               The  following  table  sets  forth  information   concerning  the
compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.



                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/96

                                                                       Total Compensation
                                               Aggregate               from Trusts in the
                                             Compensation              Neuberger & Berman
Name and Position with                        from the                Fund Complex Paid
      the Trust                                 Trust                    To Trustees
----------------------                       -------------            --------------------

Faith Colish                                 $ 2,320                        $ 38,500
Trustee                                                                (5 other investment
                                                                        companies)

Donald M. Cox                                $ 2,320                        $ 31,000
Trustee                                                                (3 other investment
                                                                        companies)

Stanley Egener                               $     0                        $      0
Chairman of the Board,                                                 (9 other investment
Chief Executive Officer,                                                companies)
and Trustee

Alan R. Gruber                               $ 2,143                        $ 28,000
Trustee                                                                (3 other investment
                                                                        companies)

Howard A. Mileaf                             $ 2,350                        $ 37,000
Trustee                                                                (4 other investment
                                                                        companies)

Edward I. O'Brien                            $ 2,409                        $ 31,500
Trustee                                                                (3 other investment
                                                                        companies)

John T. Patterson, Jr.                       $ 2,587                        $ 40,500
Trustee                                                                (4 other investment
                                                                        companies)

John P. Rosenthal                            $ 2,320                        $ 36,500
Trustee                                                                (4 other investment
                                                                        companies)

Cornelius T. Ryan                            $ 2,350                        $ 30,500
Trustee                                                                (3 other investment
                                                                        companies)


                                     - 33 -






Gustave H. Shubert                           $ 2,350                        $ 30,500
Trustee                                                                (3 other investment
                                                                        companies)

Lawrence Zicklin                             $     0                        $      0
President and Trustee                                                  (5 other investment
                                                                        companies)


               At November 20, 1996, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                       INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

               Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the investment manager to the Portfolio pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.


               The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.


               N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B

Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


               N&B Management provides similar facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 20, 1993, and became subject to it on March 14, 1994. For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


               During the fiscal years ended August 31, 1996 and 1995 and the period from March 14, 1994 (commencement of operations) to August 31, 1994, the Fund accrued management and administration fees of $660,441, $440,649 and $179,578, respectively. During those same periods, N&B Management reimbursed the Fund for $224,030, $186,559 and $70,891, respectively, of expenses.


               The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


               The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.




SUB-ADVISER


               N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.


               The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


               The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the Portfolio became subject thereto and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub- Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.


               Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

               N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $13.9 billion, as shown in the following list:



                                                                               Approximate
                                                                              Net Assets at
Name                                                                        September 30, 1996
----                                                                        ------------------

Neuberger & Berman Cash Reserves Portfolio........................................$527,447,493
     (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio.....................................$319,705,018
     (investment portfolio for Neuberger & Berman Government Money
     Fund)

Neuberger & Berman Limited Maturity Bond Portfolio................................$268,892,148
     (investment portfolio for Neuberger & Berman Limited Maturity
     Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio......................................$141,116,062
     (investment portfolio for Neuberger & Berman Municipal Money
     Fund)

Neuberger & Berman Municipal Securities Portfolio..................................$38,416,801
     (investment portfolio for Neuberger & Berman Municipal
     Securities Trust)

Neuberger & Berman New York Insured Intermediate
     Portfolio .....................................................................$9,575,489
     (investment portfolio for Neuberger & Berman New York Insured
     Intermediate Fund)

Neuberger & Berman Ultra Short Bond Portfolio......................................$96,306,004
     (investment portfolio for Neuberger & Berman Ultra Short Bond
     Fund and Neuberger & Berman Ultra Short Bond Trust)

Neuberger & Berman Focus Portfolio..............................................$1,174,138,341
     (investment portfolio for Neuberger & Berman Focus Fund,
     Neuberger & Berman Focus Trust and Neuberger & Berman Focus
     Assets)

Neuberger & Berman Genesis Portfolio..............................................$287,653,131
     (investment portfolio for Neuberger & Berman Genesis Fund and
     Neuberger & Berman Genesis Trust)

Neuberger & Berman Guardian Portfolio.........................................  $6,513,577,557
     (investment portfolio for Neuberger & Berman Guardian Fund,
     Neuberger & Berman Guardian Trust and Neuberger & Berman
     Guardian Assets)

Neuberger & Berman International Portfolio.........................................$59,969,278
     (investment portfolio for Neuberger & Berman International Fund)


                                           - 37 -




Neuberger & Berman Manhattan Portfolio............................................$592,681,290
     (investment portfolio for Neuberger & Berman Manhattan Fund,
     Neuberger & Berman Manhattan Trust and Neuberger & Berman
     Manhattan Assets)

Neuberger & Berman Partners Portfolio...........................................$2,112,475,324
     (investment portfolio for Neuberger & Berman Partners Fund,
     Neuberger & Berman Partners Trust and Neuberger & Berman
     Partners Assets)

Neuberger & Berman Socially Responsive
     Portfolio  ..................................................................$167,005,429
     (investment portfolio for Neuberger & Berman Socially Responsive
     Fund and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust
     (six series)...............................................................$1,468,727,224



               In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $61,738,329, $77,498,236, and $26,954,887, respectively, at September 30, 1996.


               The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


               There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


               The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

               The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, Presi- dent and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are principals of Neuberger & Berman.


               Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper- Shugrue, DiGiorgio, and

Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.


               All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                            DISTRIBUTION ARRANGEMENTS

               N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to the Plan. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to the Plan without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.


               The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 3, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

               The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, the

Plan may withdraw its offers of redemption, or it will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

               The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the Plan in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, the Plan generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interest of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

               The Fund distributes to the Plan amounts equal to substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


               The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.


               Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless and until the Plan elects to receive them in cash ("cash election"). A cash election remains in effect until the Plan notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

               In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to the Plan for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short- Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


               Certain funds that invest in portfolios managed by N&B Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

               The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

               See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

               Certain portfolios managed by N&B Management, including the other portfolios of Managers Trust, have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.


               Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.


               Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on a distribution to the Fund of property other than money. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

               Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S.

possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

               The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to the Plan. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.


               If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


               Pursuant  to proposed  regulations,  open-end  RICs,  such as the
Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


               The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.


               If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to satisfy those requirements to enable the Fund to qualify for this treatment for hedging transactions. To the extent the Portfolio does not do so, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

               Exchange-traded futures contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) at the end of the Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of
Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.

               The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months.
Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities, or certain Hedging Instruments or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


                             PORTFOLIO TRANSACTIONS

               Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities and in connection with the purchase and sale of options on its securities.


               During the period from March 14, 1994 (commencement of operations) through August 31, 1994, and the fiscal years ended August 31, 1995 and 1996, the Portfolio paid brokerage commissions of $46,374, $138,378, and $208,834, respectively, of which $46,050, $95,964, and $124,879, respectively, were paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 59.67% of the aggregate dollar amount of transactions involving the payment of commissions, and 59.80% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 90.09% of the $83,955 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $38,877,483) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): None; at that date, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: None.


               Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. The portion of the income on cash collateral which may be shared with Neuberger & Berman is determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman is required to pay the Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the

Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.


               During the fiscal years ended August 31, 1996 and 1995, and the period March 14, 1994 (commencement of operations) to August 31, 1994, the Portfolio earned no interest income from the collateralization of securities loans.


               The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

               A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

               In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of the broker), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

               The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of

1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).

               Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable  as  those  charged  by  other  brokers  having  comparable  execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio, unless an appropriate exemption is available.


               A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.


               To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.


               The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by those brokers.


               A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and/or Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


               The  commissions  paid to a broker other than  Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the
Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.


               Janet Prindle, a Vice President of N&B Management and a principal of Neuberger & Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

PORTFOLIO TURNOVER

               The Portfolio's portfolio turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

               Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                          CUSTODIAN AND TRANSFER AGENT

               The Fund and Portfolio have selected Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for their securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions to the Plan. All correspondence should be mailed to the Plan, 40 Rector Street, 3rd Floor, New York, NY 10006. In addition, State Street serves as transfer agent for the Portfolio.

                             INDEPENDENT ACCOUNTANTS

               The Fund and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

               The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               As of November 20, 1996, the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities, 40 Rector Street, 3rd Floor, New York, New York 10006, owned 100% of the outstanding shares of the Fund; and the Fund held 77.81% of the interests in the Portfolio.


                             REGISTRATION STATEMENT

               This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.


               Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

               The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1996:

               The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1996, and the reports of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of the Fund and the Portfolio.

                                                             Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


               S&P CORPORATE BOND RATINGS:

               AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

               AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

               A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

               BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

               PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

               MOODY'S CORPORATE BOND RATINGS:

               AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

               AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

               A - Bonds rated A possess many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

               BAA - Bonds which are rated BAA are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

               MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

               S&P COMMERCIAL PAPER RATINGS:

               A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

               A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

               MOODY'S COMMERCIAL PAPER RATINGS:

               Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

               - Leading market positions in well-established industries.
               -      High rates of return on funds employed.
               - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
               - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               - Well-established access to a range of financial markets and assured sources of alternate liquidity.

               Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                             Appendix B


            THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER

The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During my more than sixty-five years of buying and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger




                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                   CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                   FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has
                                   necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account.
                                   Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments,        Rule #3: Be broad-gauged. Diversify your
make sure that some of your        investments, make sure that some of your
principal is kept safe, and        principal is kept safe, and try to increase
try to increase your income your   income as well as your capital.
as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren
                                   Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-



                                   - 2 -










                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity.
                                   The market rarely rises or declines
                                   concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to
                                   companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.



                                   - 3 -







                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                   STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One should fall in love with ideas, with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last thing to fall in love with is a particular
book, the last thing to            security. It is after all just a sheet of paper
fall in love with is a             indicating a part ownership in a corporation
particular security."              and its use is purely mercenary. If you must
                                   love a security, stay in love with it until
                                   it gets overvalued; then let somebody else
                                   fall in love




                                                [PICTURE OF ROY NEUBERGER]







                                   - 4 -







                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                   STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident.
                                   This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?



                                   - 5 -







                                   The only money I managed in the Panic of 1929
                                   was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                   STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                   MARKET BEHAVIOR?


                                   There are many factors in addition to
                                   economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                   SIMILARITIES BETWEEN SELECTING STOCKS AND
                                   SELECTING WORKS OF ART?



                                   - 6 -







                                   Both are an art, although picking stocks is a
                                   minor art compared with painting, sculpture or
"When things look bad, I           literature.  I started buying art in the 30s,
become optimistic.  When           and in the 40s it was a daily, almost hourly
everything looks rosy, and         occurrence.  My inclination to buy the works of
the crowd is optimistic, I         living artists comes from Van Gogh, who sold
like to be a seller."              only one painting during his lifetime.  He died
                                   in poverty, only then to become a legend and
                                   have his work sold for millions of dollars.





                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.



                                   - 7 -







                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES
                                   IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the
                                   Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE OFFICE EVERY DAY TO MANAGE YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE
                                   ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.



                                   - 8 -







                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s, Roy studied art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy began his investment career by
                                   joining a brokerage firm in 1929, seven
                                   months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing acumen attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock
                                   Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.



                                   - 9 -







                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger & Berman has grown through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger & Berman Guardian Fund,
                                         including fees and expenses, call
                                         Neuberger & Berman Management at
                                         800-877- 9700 for a free prospectus.
                                         Please read it carefully, before you
                                         invest or send money.





                                   - 10 -

























                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

===============================================================================

                           NEUBERGER & BERMAN EQUITY TRUST
                    POST-EFFECTIVE AMENDMENT NO. 10 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.    Financial Statements and Exhibits
     --------    ---------------------------------

     (a)      Financial Statements:

              The audited financial statements contained in the Annual Reports to Shareholders of the Registrant for the fiscal year ended August 31, 1996 for Neuberger & Berman Equity Trust (with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust, and Neuberger & Berman NYCDC Socially Responsive Trust) and Equity Managers Trust (with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio, Neuberger & Berman Guardian
     Portfolio, Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Partners Portfolio, and Neuberger & Berman Socially Responsive Portfolio) and the reports of the independent auditors/accountants are incorporated into the Statement of Additional Information by reference.

              Included in Part A of this Post-Effective Amendment:

                      FINANCIAL HIGHLIGHTS for Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust, and the Neuberger & Berman NYCDC Socially Responsive Trust, for the periods indicated therein.

     (b)      Exhibits:
               Exhibit
               Number                         Description
               -------                        -----------


               (1)     (a)    Certificate of Trust.  Incorporated by Reference
                              to Post-Effective No. 8 to Registrant's
                              Registration Statement, File Nos. 33-64368 and
                              811-7784, Edgar Accession No. 0000898432-95-
                              000427.

               Exhibit
               Number                         Description
               -------                        -----------


                       (b) Trust Instrument of Neuberger & Berman Equity Trust. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                       (c) Schedule A - Current Series of Neuberger & Berman Equity Trust. Filed Herewith.

               (2)            By-laws of Neuberger & Berman Equity Trust.
                              Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                              No. 0000898432-95-000427.

               (3)            Voting Trust Agreement.  None.

               (4)     (a)    Trust Instrument of Neuberger & Berman Equity
                              Trust, Articles IV, V, and VI.  Incorporated by
                              Reference to Post-Effective No. 8 to
                              Registrant's Registration Statement, File Nos.
                              33-64368 and 811-7784, Edgar Accession No.
                              0000898432-95-000427.

                       (b) Bylaws of Neuberger & Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

               (5)     (a)    (i)     Management Agreement Between Equity
                                      Managers Trust and Neuberger & Berman
                                      Management Incorporated.  Incorporated
                                      by Reference to Post-Effective Amendment
                                      No. 70 to Registration Statement of
                                      Neuberger & Berman Equity Funds, File
                                      Nos. 2-11357 and 811-582, Edgar
                                      Accession No. 0000898432-000314.

               Exhibit
               Number                         Description
               -------                        -----------


                              (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, Edgar
                                      Accession No. 0000898432-000314.

                              (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to
                                      Registration Statement of Neuberger &
                                      Berman Equity Funds, File Nos. 2-11357
                                      and 811-582, Edgar Accession No.
                                      0000898432-000314.

                       (b)    (i)     Sub-Advisory Agreement Between Neuberger
                                      & Berman Management Incorporated and
                                      Neuberger & Berman, LLC with Respect to
                                      Equity Managers Trust.  Incorporated by
                                      Reference to Post-Effective Amendment
                                      No. 70 to Registration Statement of
                                      Neuberger & Berman Equity Funds, File
                                      Nos. 2-11357 and 811-582, Edgar
                                      Accession No. 0000898432-000314.

                              (ii)    Series of Equity Managers Trust
                                      Currently Subject to the Sub-Advisory
                                      Agreement.  Incorporated by Reference to
                                      Post-Effective Amendment No. 70 to
                                      Registration Statement of Neuberger &
                                      Berman Equity Funds, File Nos. 2-11357
                                      and 811-582, Edgar Accession No.
                                      0000898432-000314.

               (6)     (a)    Distribution Agreement Between Neuberger &
                              Berman Equity Trust and Neuberger & Berman
                              Management Incorporated.  Incorporated by
                              Reference to Post-Effective No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784, Edgar Accession
                              No. 0000898432-95-000427.

               Exhibit
               Number                         Description
               -------                        -----------


                       (b) Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

               (7)     Bonus, Profit Sharing or Pension Plans.  None.

               (8)     (a)    Custodian Contract Between Neuberger & Berman
                              Equity Trust and State Street Bank and Trust
                              Company.  Incorporated by Reference to Post-
                              Effective No. 8 to Registrant's Registration
                              Statement, File Nos. 33-64368 and 811-7784,
                              Edgar Accession No. 0000898432-95-000427.

                       (b)    Schedule A - Approved Foreign Banking
                              Institutions and Securities Depositories Under the Custodian Contract. To Be Filed by Amendment.

                       (c) Schedule of Compensation under the Custodian Contract. Filed Herewith.

               (9)     (a)    (i)     Transfer Agency and Service Agreement
                                      Between Neuberger & Berman Equity Trust
                                      and State Street Bank and Trust Company.
                                      Incorporated by Reference to Post-
                                      Effective No. 8 to Registrant's
                                      Registration Statement, File Nos. 33-
                                      64368 and 811-7784, Edgar Accession
                                      No. 0000898432-95-000427.

                              (ii)    Agreement Between Neuberger & Berman
                                      Equity Trust and State Street Bank and
                                      Trust Company Adding Neuberger & Berman
                                      NYCDC Socially Responsive Trust as a
                                      Portfolio Governed by the Transfer
                                      Agency Agreement.  Incorporated by
                                      Reference to Post-Effective No. 8 to
                                      Registrant's Registration Statement,
                                      File Nos. 33-64368 and 811-7784, Edgar
                                      Accession No. 0000898432-95-000427.

               Exhibit
               Number                         Description
               -------                        -----------


                              (iii) First Amendment to Transfer Agency and Service Agreement between Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                                      No. 0000898432-95-000427.

                              (iv)    Schedule of Compensation under the
                                      Transfer Agency and Service Agreement.
                                      Filed Herewith.

                       (b)    (i)     Administration Agreement Between
                                      Neuberger & Berman Equity Trust and
                                      Neuberger & Berman Management
                                      Incorporated. Incorporated by Reference to Post-Effective No. 8 to Registrant's
                                      Registration Statement, File Nos. 33-
                                      64368 and 811-7784, Edgar Accession
                                      No. 0000898432-95-000427.

                              (ii)    Schedule A - Series of Neuberger &
                                      Berman Equity Trust Currently Subject to the Administration Agreement.
                                      Incorporated by Reference to Post-
                                      Effective No. 8 to Registrant's
                                      Registration Statement, File Nos. 33-
                                      64368 and 811-7784, Edgar Accession
                                      No. 0000898432-95-000427.

                              (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

               (10)    Opinion and Consent of Kirkpatrick & Lockhart LLP on
                       Securities Matters.   Incorporated by Reference to
                       Registrant's Rule 24f-2 Notice for the Fiscal Year Ended August 31, 1996, File Nos. 2-11357 and 811-582,
                       Edgar Accession No. 0000898432-96-000465.

               Exhibit
               Number                         Description
               -------                        -----------


               (11)    (a)    Consent of Ernst & Young LLP, Independent
                              Auditors.  Filed Herewith.

                       (b) Consent of Coopers & Lybrand L.L.P., Independent Accountants. Filed Herewith.

               (12)    Financial Statements Omitted from Prospectus.  None.

               (13)    Letter of Investment Intent.  None.

               (14)    Prototype Retirement Plan.  None.

               (15)    Plan Pursuant to Rule 12b-1.  None.

               (16) Schedule of Computation of Performance Quotations. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

               (17)    Financial Data Schedule.  Filed Herewith.

               (18)    Plan Pursuant to Rule 18f-3.  None


     Item 25.    Persons Controlled by or under Common Control with Registrant
     -------      -------------------------------------------------------------

              No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure and technically may be considered to control the master fund in which it invests, Equity Managers Trust.)

     Item 26.    Number of Holders of Securities.
     --------    --------------------------------

              The following information is given as of October 31, 1996.

                                                             Number of
                     Title of Class                          Record Holders
                     --------------                          --------------

                     Shares of beneficial interest, $0.001 par value, of:

              Neuberger & Berman Focus Trust                         73
              Neuberger & Berman Genesis Trust                       32

              Neuberger & Berman Guardian Trust                     333
              Neuberger & Berman Manhattan Trust                     41
              Neuberger & Berman Partners Trust                      64
              Neuberger & Berman NYCDC Socially Responsive Trust      3

     Item 27.    Indemnification.
     --------    ---------------

              A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

              Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

              Section 10 of the Management Agreement between Equity Managers Trust and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Equity Managers

     Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Equity Managers Trust or a Portfolio of Equity Managers Trust or its
     interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or
     (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Equity Managers Trust against any liability to Equity Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Equity Managers Trust.

              Section 1 of the Sub-Advisory Agreement between Equity Managers Trust and Neuberger & Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Portfolio of Equity Managers Trust or its interestholders in connection with the matters to which the Agreement relates.

              Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

              Insofar  as  indemnification  for  liabilities  arising  under the
     Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28.    Business and Other Connections of Adviser and Sub-Adviser.
     --------    ----------------------------------------------------------

              There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


      NAME                             BUSINESS AND OTHER CONNECTIONS


      Claudia A. Brandon               Secretary, Neuberger & Berman Advisers Management
      Vice President, N&B              Trust (Delaware business trust); Secretary,
      Management                       Advisers Managers Trust; Secretary, Neuberger &
                                       Berman Advisers Management Trust (Massachusetts
                                       business trust) (1); Secretary, Neuberger & Berman
                                       Income Funds; Secretary, Neuberger & Berman Income
                                       Trust; Secretary, Neuberger & Berman Equity Funds;
                                       Secretary, Neuberger & Berman Equity Trust;
                                       Secretary, Income Managers Trust; Secretary, Equity
                                       Managers Trust; Secretary, Global Managers Trust;
                                       Secretary, Neuberger & Berman Equity Assets.

      Stacy Cooper-Shugrue             Assistant Secretary, Neuberger & Berman Advisers
      Assistant Vice President,        Management Trust (Delaware business trust);
      N&B Management                   Assistant Secretary, Advisers Managers Trust;
                                       Assistant Secretary, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts business trust)
                                       (1); Assistant Secretary, Neuberger & Berman Income
                                       Funds; Assistant Secretary, Neuberger & Berman
                                       Income   Trust;    Assistant   Secretary,
                                       Neuberger   &   Berman    Equity   Funds;
                                       Assistant  Secretary,  Neuberger & Berman
                                       Equity Trust; Assistant Secretary, Income
                                       Managers  Trust;   Assistant   Secretary,
                                       Equity    Managers    Trust;    Assistant
                                       Secretary,    Global    Managers   Trust;
                                       Assistant  Secretary,  Neuberger & Berman
                                       Equity Assets.

      Robert Cresci                    Assistant Portfolio Manager, BNP-N&B Global Asset
      Assistant Vice President,        Management L.P. (joint venture of Neuberger &
      N&B Management                   Berman and Banque Nationale de Paris) (2).






                                         C-9











      NAME                             BUSINESS AND OTHER CONNECTIONS

      Barbara DiGiorgio,               Assistant Treasurer, Neuberger & Berman Advisers
      Assistant Vice President,        Management Trust (Delaware business trust);
      N&B Management                   Assistant Treasurer, Advisers Managers Trust;
                                       Assistant Treasurer, Neuberger & Berman Income
                                       Funds; Assistant Treasurer, Neuberger & Berman
                                       Income   Trust;    Assistant   Treasurer,
                                       Neuberger   &   Berman    Equity   Funds;
                                       Assistant  Treasurer,  Neuberger & Berman
                                       Equity Trust; Assistant Treasurer, Income
                                       Managers  Trust;   Assistant   Treasurer,
                                       Equity    Managers    Trust;    Assistant
                                       Treasurer,    Global    Managers   Trust;
                                       Assistant  Treasurer,  Neuberger & Berman
                                       Equity Assets.

      Stanley Egener                   Chairman of the Board and Trustee, Neuberger &
      President and Director,          Berman Advisers Management Trust (Delaware business
      N&B Management; Principal,       trust); Chairman of the Board and Trustee, Advisers
      Neuberger & Berman               Managers Trust; Chairman of the Board and Trustee,
                                       Neuberger & Berman Advisers Management Trust
                                       (Massachusetts business trust) (1); Chairman of the
                                       Board and Trustee, Neuberger & Berman Income Funds;
                                       Chairman of the Board and Trustee, Neuberger &
                                       Berman Income Trust; Chairman of the Board and
                                       Trustee, Neuberger & Berman Equity Funds; Chairman
                                       of the Board and Trustee, Neuberger & Berman Equity
                                       Trust; Chairman of the Board and Trustee, Income
                                       Managers Trust; Chairman of the Board and Trustee,
                                       Equity Managers Trust; Chairman of the Board and
                                       Trustee, Global Managers Trust; Chairman of the
                                       Board and Trustee, Neuberger & Berman Equity
                                       Assets.

      Theodore P. Giuliano             President and Trustee, Neuberger & Berman Income
      Vice President and               Funds; President and Trustee, Neuberger & Berman
      Director, N&B Management;        Income Trust; President and Trustee, Income
      Principal, Neuberger & Berman    Managers Trust.
















                                         C-10











      NAME                             BUSINESS AND OTHER CONNECTIONS

      C. Carl Randolph                 Assistant Secretary, Neuberger & Berman Advisers
      Principal, Neuberger & Berman    Management Trust (Delaware business trust);
                                       Assistant Secretary, Advisers Managers Trust;
                                       Assistant Secretary, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts business trust)
                                       (1); Assistant Secretary, Neuberger & Berman Income
                                       Funds; Assistant Secretary, Neuberger & Berman
                                       Income   Trust;    Assistant   Secretary,
                                       Neuberger   &   Berman    Equity   Funds;
                                       Assistant  Secretary,  Neuberger & Berman
                                       Equity Trust; Assistant Secretary, Income
                                       Managers  Trust;   Assistant   Secretary,
                                       Equity    Managers    Trust;    Assistant
                                       Secretary,    Global    Managers   Trust;
                                       Assistant  Secretary,  Neuberger & Berman
                                       Equity Assets.

      Felix Rovelli                    Senior Vice President-Senior Equity Portfolio
      Vice President,                  Manager, BNP-N&B Global Asset Management L.P.
      N&B Management                   (joint venture of Neuberger & Berman and Banque
                                       Nationale de Paris) (2).

      Richard Russell                  Treasurer, Neuberger & Berman Advisers Management
      Vice President,                  Trust (Delaware business trust); Treasurer,
      N&B Management                   Advisers Managers Trust; Treasurer, Neuberger &
                                       Berman Advisers Management Trust (Massachusetts
                                       business trust) (1); Treasurer, Neuberger & Berman
                                       Income Funds; Treasurer, Neuberger & Berman Income
                                       Trust; Treasurer, Neuberger & Berman Equity Funds;
                                       Treasurer, Neuberger & Berman Equity Trust;
                                       Treasurer, Income Managers Trust; Treasurer, Equity
                                       Managers Trust; Treasurer, Global Managers Trust;
                                       Treasurer, Neuberger & Berman Equity Assets.

      Daniel J. Sullivan               Vice President, Neuberger & Berman Advisers
      Senior Vice President,           Management Trust (Delaware business trust); Vice
      N&B Management                   President, Advisers Managers Trust; Vice President,
                                       Neuberger & Berman Advisers Management Trust
                                       (Massachusetts business trust) (1); Vice President,
                                       Neuberger & Berman Income Funds; Vice President,
                                       Neuberger & Berman Income Trust; Vice President,
                                       Neuberger & Berman Equity Funds; Vice President,
                                       Neuberger & Berman Equity Trust; Vice President,
                                       Income Managers Trust; Vice President, Equity
                                       Managers Trust; Vice President, Global Managers
                                       Trust; Vice President, Neuberger & Berman Equity
                                       Assets.






                                         C-11











      NAME                             BUSINESS AND OTHER CONNECTIONS

      Susan Switzer                    Portfolio Manager, Mitchell Hutchins Asset
      Assistant Vice President,        Management Inc., 1285 Avenue of the Americas, New
      N&B Management                   York, New York 10019 (3).


      Michael J. Weiner                Vice President, Neuberger & Berman Advisers
      Senior Vice President,           Management Trust (Delaware business trust); Vice
      N&B Management                   President, Advisers Managers Trust; Vice President,
                                       Neuberger & Berman Advisers Management Trust
                                       (Massachusetts business trust) (1); Vice President,
                                       Neuberger & Berman Income Funds; Vice President,
                                       Neuberger & Berman Income Trust; Vice President,
                                       Neuberger & Berman Equity Funds; Vice President,
                                       Neuberger & Berman Equity Trust; Vice President,
                                       Income Managers Trust; Vice President, Equity
                                       Managers Trust; Vice President, Global Managers
                                       Trust; Vice President, Neuberger & Berman Equity
                                       Assets.

      Celeste Wischerth,               Assistant Treasurer, Neuberger & Berman Advisers
      Assistant Vice President,        Management Trust (Delaware business trust);
      N&B Management                   Assistant Treasurer, Advisers Managers Trust;
                                       Assistant Treasurer, Neuberger & Berman Income
                                       Funds; Assistant Treasurer, Neuberger & Berman
                                       Income   Trust;    Assistant   Treasurer,
                                       Neuberger   &   Berman    Equity   Funds;
                                       Assistant  Treasurer,  Neuberger & Berman
                                       Equity Trust; Assistant Treasurer, Income
                                       Managers  Trust;   Assistant   Treasurer,
                                       Equity    Managers    Trust;    Assistant
                                       Treasurer,    Global    Managers   Trust;
                                       Assistant  Treasurer,  Neuberger & Berman
                                       Equity Assets.

      Lawrence Zicklin                 President and Trustee, Neuberger & Berman Advisers
      Director, N&B Management;        Management Trust (Delaware business trust);
      Principal, Neuberger & Berman    President and Trustee, Advisers Managers Trust;
                                       President and Trustee, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts business trust)
                                       (1); President and Trustee, Neuberger & Berman
                                       Equity Funds; President and Trustee, Neuberger &
                                       Berman Equity Trust; President and Trustee, Equity
                                       Managers Trust; President, Global Managers Trust;
                                       President and Trustee, Neuberger & Berman Equity
                                       Assets.

              The principal address of N&B Management, Neuberger & Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.
     -----------------

     (1)      Until April 30, 1995.
     (2)      Until October 31, 1995.
     (3)      Until 1994.


     Item 29.    Principal Underwriters.
     --------    -----------------------

              (a)  N&B  Management,   the  principal  underwriter   distributing
     securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                     Neuberger & Berman Advisers Management Trust
                     Neuberger & Berman Equity Funds
                     Neuberger & Berman Equity Assets
                     Neuberger & Berman Income Funds
                     Neuberger & Berman Income Trust

              N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

              (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

       NAME                                POSITIONS AND OFFICES                    POSITIONS AND OFFICES
       ----                                WITH UNDERWRITER                         WITH REGISTRANT
                                           ----------------------                   ---------------------


       Claudia A. Brandon                  Vice President                           Secretary

       Patrick T. Byrne                    Vice President                           None

       Richard A. Cantor                   Chairman of the Board and                None
                                                    Director

       Robert Conti                        Treasurer                                None

       Stacy Cooper-Shugrue                Assistant Vice President                 Assistant Secretary



                                         C-13











       NAME                                POSITIONS AND OFFICES                    POSITIONS AND OFFICES
       ----                                WITH UNDERWRITER                         WITH REGISTRANT
                                           ----------------------                   ---------------------

       Robert Cresci                       Assistant Vice President                 None

       William Cunningham                  Vice President                           None

       Clara Del Villar                    Vice President                           None

       Barbara DiGiorgio                   Assistant Vice President                 Assistant Treasurer

       Roberta D'Orio                      Assistant Vice President                 None

       Stanley Egener                      President and Director                   Chairman of the Board of
                                                                                    Trustees
                                                                                    (Chief Executive Officer)

       Joseph G. Galli                     Assistant Vice President                 None

       Robert I. Gendelman                 Assistant Vice President                 None

       Mark R. Goldstein                   Vice President                           None

       Theodore P. Giuliano                Vice President and Director              None

       Farha-Joyce Haboucha                Vice President                           None

       Leslie Holliday-Soto                Assistant Vice President                 None

       Jody L. Irwin                       Assistant Vice President                 None

       Michael M. Kassen                   Vice President and Director              None

       Irwin Lainoff                       Director                                 None

       Michael Lamberti                    Vice President                           None
       Josephine Mahaney                   Vice President                           None

       Carmen G. Martinez                  Assistant Vice President                 None

       Lawrence Marx III                   Vice President                           None

       Ellen Metzger                       Vice President and Secretary             None

       Paul Metzger                        Assistant Vice President                 None

       Loraine Olavarria                   Assistant Secretary                      None

       Janet W. Prindle                    Vice President                           None



                                         C-14











       Joseph S. Quirk                     Assistant Vice President                 None

       Kevin L. Risen                      Assistant Vice President                 None

       Felix Rovelli                       Vice President                           None

       Richard Russell                     Vice President                           Treasurer (Principal
                                                                                    Accounting Officer)

       Kent C. Simons                      Vice President                           None

       Frederick B. Soule                  Vice President                           None

       Daniel J. Sullivan                  Senior Vice President                    Vice President

       Peter E. Sundman                    Senior Vice President                    None

       Susan Switzer                       Assistant Vice President                 None

       Andrea Trachtenberg                 Vice President of Marketing              None

       Judith M. Vale                      Vice President                           None

       Susan Walsh                         Vice President                           None

       Michael J. Weiner                   Senior Vice President                    Vice President
                                                                                    (Principal Financial Officer)

       Celeste Wischerth                   Assistant Vice President                 Assistant Treasurer

       Thomas Wolfe                        Vice President                           None

       KimMarie Zamot                      Assistant Vice President                 None

       Lawrence Zicklin                    Director                                 Trustee and President

              (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.        Location of Accounts and Records.
     --------        ---------------------------------

              All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

              All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

     Item 31.    Management Services
     --------    -------------------

              Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.    Undertakings
     --------    ------------

              Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders of Neuberger & Berman Focus, Neuberger & Berman Genesis, Neuberger & Berman Guardian, Neuberger & Berman Manhattan, and Neuberger & Berman Partners Trusts and/or a copy of Registrant's latest annual report to shareholders of Neuberger & Berman NYCDC Socially Responsive Trust, upon request and without charge.

                                  SIGNATURES
                                  ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 4th day of December, 1996.

                        NEUBERGER & BERMAN EQUITY TRUST

                                         /s/ Lawrence Zicklin
                                      By:______________________
                                            Lawrence Zicklin
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                                Date
---------                          -----                                ----

/s/Faith Colish
____________________              Trustee                        December 4, 1996
Faith Colish

/s/Donald M. Cox
____________________              Trustee                        December 4, 1996
Donald M. Cox

/s/Stanley Egener                 Chairman of the Board
____________________              and Trustee (Chief             December 4, 1996
Stanley Egener                    Executive Officer)

/s/Howard A. Mileaf
____________________              Trustee                        December 4, 1996
Howard A. Mileaf

/s/Edward I. O'Brien
____________________              Trustee                        December 4, 1996
Edward I. O'Brien


                       (signatures continued on next page)




Signature                          Title                              Date
---------                          -----                              ----

/s/John T. Patterson, Jr.
_________________________         Trustee                        December 4, 1996
John T. Patterson, Jr.

/s/John P. Rosenthal
_________________________         Trustee                        December 4, 1996
John P. Rosenthal

/s/Cornelius T. Ryan
________________________          Trustee                        December 4, 1996
Cornelius T. Ryan

/s/Gustave H. Shubert
________________________          Trustee1                       December 4, 1996
Gustave H. Shubert

/s/Alan R. Gruber
________________________          Trustee                        December 4, 1996
Alan R. Gruber

/s/Lawrence Zicklin
________________________          President and Trustee          December 4, 1996
Lawrence Zicklin

/s/Michael J. Weiner              Vice President
_______________________           (Principal                     December 4, 1996
Michael J. Weiner                 Financial Officer)

/s/Richard Russell                Treasurer (Principal
____________________              Accounting Officer)            December 4, 1996
Richard Russell


                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 10 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 4th day of December, 1996.

                             EQUITY MANAGERS TRUST

                                /s/ Lawrence Zicklin
                             By:______________________
                                    Lawrence Zicklin
                                    President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                              Date
---------                          -----                              ----

/s/Faith Colish
___________________                Trustee                        December 4, 1996
Faith Colish

/s/Donald M. Cox
___________________                Trustee                        December 4, 1996
Donald M. Cox

/s/Stanley Egener
___________________                Chairman of the                December 4, 1996
Stanley Egener                     Board and Trustee
                                   (Chief Executive
                                   Officer)
/s/Howard A. Mileaf
___________________                Trustee                        December 4, 1996
Howard A. Mileaf

/s/Edward I. O'Brien
___________________                Trustee                        December 4, 1996
Edward I. O'Brien


                       (signatures continued on next page)




Signature                                   Title                     Date
---------                                   -----                     ----

/s/John T. Patterson, Jr.
___________________                         Trustee              December 4, 1996
John T. Patterson, Jr.

/s/John P. Rosenthal
___________________                         Trustee              December 4, 1996
John P. Rosenthal

/s/Cornelius T. Ryan
___________________                         Trustee              December 4, 1996
Cornelius T. Ryan

/s/Gustave H. Shubert
___________________                         Trustee              December 4, 1996
Gustave H. Shubert


/s/Alan R. Gruber
___________________                         Trustee              December 4, 1996
Alan R. Gruber


/s/Lawrence Zicklin
___________________                         President and        December 4, 1996
Lawrence Zicklin                            Trustee



/s/Michael J. Weiner
___________________                         Vice President       December 4, 1996
Michael J. Weiner                            (Principal
                                             Financial Officer)

/s/Richard Russell
___________________                         Treasurer (Principal December 4, 1996
Richard Russell                               Accounting Officer)


                           NEUBERGER & BERMAN EQUITY TRUST
                    POST-EFFECTIVE AMENDMENT NO. 10 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                               Sequentially
                                                                                 Numbered
                                                                                   Page
       Exhibit                        Description                               ----------
       Number                         -----------


       (1)     (a)     Certificate of Trust.  Incorporated by Reference            N.A.
                       to Post-Effective No. 8 to Registrant's
                       Registration Statement, File Nos. 33-64368 and
                       811-7784, Edgar Accession No. 0000898432-95-
                       000427.

               (b)     Trust Instrument of Neuberger & Berman Equity               N.A.
                       Trust.  Incorporated by Reference to Post-
                       Effective No. 8 to Registrant's Registration
                       Statement, File Nos. 33-64368 and 811-7784, Edgar
                       Accession No. 0000898432-95-000427.

               (c)     Schedule A - Current Series of Neuberger & Berman           ____
                       Equity Trust. Filed Herewith.

       (2)     By-laws of Neuberger & Berman Equity Trust. Incorporated            N.A.
               by Reference to Post-Effective No. 8 to Registrant's
               Registration Statement, File Nos. 33-64368 and 811-7784,
               Edgar Accession No. 0000898432-95-000427.

       (3)     Voting Trust Agreement.  None.                                      N.A.

       (4)     (a)     Trust Instrument of Neuberger & Berman Equity               N.A.
                       Trust, Articles IV, V, and VI.  Incorporated by
                       Reference to Post-Effective No. 8 to Registrant's
                       Registration Statement, File Nos. 33-64368 and
                       811-7784, Edgar Accession No. 0000898432-95-
                       000427.

               (b)     Bylaws of Neuberger & Berman Equity Trust,
                       Articles V, VI, and VIII.  Incorporated by
                       Reference to Post-Effective No. 8 to Registrant's
                       Registration Statement, File Nos. 33-64368 and
                       811-7784, Edgar Accession No. 0000898432-95-
                       000427.











                                                                               Sequentially
                                                                                 Numbered
                                                                                   Page
       Exhibit                        Description                               ----------
       Number                         -----------

       (5)     (a)     (i)    Management Agreement Between Equity                  N.A.
                              Managers Trust and Neuberger & Berman
                              Management Incorporated.  Incorporated by
                              Reference to Post-Effective Amendment No.
                              70 to Registration Statement of Neuberger &
                              Berman Equity Funds, File Nos. 2-11357 and
                              811-582, Edgar Accession No. 0000898432-
                              000314.

                       (ii)   Schedule A - Series of Neuberger & Berman            N.A.
                              Equity Managers Trust Currently Subject to
                              the Management Agreement.  Incorporated by
                              Reference to Post-Effective Amendment No.
                              70 to Registration Statement of Neuberger &
                              Berman Equity Funds, File Nos. 2-11357 and
                              811-582, Edgar Accession No. 0000898432-
                              000314.

                       (iii)  Schedule B - Schedule of Compensation Under          N.A.
                              the Management Agreement.  Incorporated by
                              Reference to Post-Effective Amendment No.
                              70 to Registration Statement of Neuberger &
                              Berman Equity Funds, File Nos. 2-11357 and
                              811-582, Edgar Accession No. 0000898432-
                              000314.

               (b)     (i)    Sub-Advisory Agreement Between Neuberger &           N.A.
                              Berman Management Incorporated and
                              Neuberger & Berman, LLC with Respect to
                              Equity Managers Trust.  Incorporated by
                              Reference to Post-Effective Amendment No.
                              70 to Registration Statement of Neuberger &
                              Berman Equity Funds, File Nos. 2-11357 and
                              811-582, Edgar Accession No. 0000898432-
                              000314.

                       (ii)   Schedule A - Series of Neuberger & Berman            N.A.
                              Equity Managers Trust Currently Subject to
                              the Sub-Advisory Agreement.  Incorporated
                              by Reference to Post-Effective Amendment
                              No. 70 to Registration Statement of
                              Neuberger & Berman Equity Funds, File Nos.
                              2-11357 and 811-582, Edgar Accession No.
                              0000898432-000314.











                                                                               Sequentially
                                                                                 Numbered
                                                                                   Page
       Exhibit                        Description                               ----------
       Number                         -----------

       (6)     (a)     Distribution Agreement Between Neuberger & Berman           N.A.
                       Equity Trust and Neuberger & Berman Management
                       Incorporated.  Incorporated by Reference to Post-
                       Effective No. 8 to Registrant's Registration
                       Statement, File Nos. 33-64368 and 811-7784, Edgar
                       Accession No. 0000898432-95-000427.

               (b)     Schedule A - Series of Neuberger & Berman Equity            N.A.
                       Trust Currently Subject to the Distribution
                       Agreement.  Incorporated by Reference to Post-
                       Effective No. 8 to Registrant's Registration
                       Statement, File Nos. 33-64368 and 811-7784, Edgar
                       Accession No. 0000898432-95-000427.

       (7)     Bonus, Profit Sharing or Pension Plans.  None.                      N.A.

       (8)     (a)     Custodian Contract Between Neuberger & Berman               N.A.
                       Equity Trust and State Street Bank and Trust
                       Company.  Incorporated by Reference to Post-
                       Effective No. 8 to Registrant's Registration
                       Statement, File Nos. 33-64368 and 811-7784, Edgar
                       Accession No. 0000898432-95-000427.

               (b)     Schedule A - Approved Foreign Banking Institutions          N.A.
                       and Securities Depositories Under the Custodian
                       Contract.  Incorporated by Reference to Post-
                       Effective No. 8 to Registrant's Registration
                       Statement, File Nos. 33-64368 and 811-7784, Edgar
                       Accession No. 0000898432-95-000427.

               (c)     Schedule of Compensation Under the Custodian                 ___
                       Contract.  Filed Herewith.

       (9)     (a)     (i)    Transfer Agency and Service Agreement                N.A.
                              Between Neuberger & Berman Equity Trust and
                              State Street Bank and Trust Company.
                              Incorporated by Reference to Post-Effective
                              No. 8 to Registrant's Registration
                              Statement, File Nos. 33-64368 and 811-7784,
                              Edgar Accession No. 0000898432-95-000427.











                                                                               Sequentially
                                                                                 Numbered
                                                                                   Page
       Exhibit                        Description                               ----------
       Number                         -----------

                       (ii)   Agreement Between Neuberger & Berman Equity          N.A.
                              Trust and State Street Bank and Trust
                              Company Adding Neuberger & Berman NYCDC
                              Socially Responsive Trust as a Portfolio
                              Governed by the Transfer Agency Agreement.
                              Incorporated by Reference to Post-Effective
                              No. 8 to Registrant's Registration
                              Statement, File Nos. 33-64368 and 811-7784,
                              Edgar Accession No. 0000898432-95-000427.

                       (iii)  First Amendment to Transfer Agency and               N.A.
                              Service Agreement between Equity Trust and
                              State Street Bank and Trust Company.
                              Incorporated by Reference to Post-Effective
                              No. 8 to Registrant's Registration
                              Statement, File Nos. 33-64368 and 811-7784,
                              Edgar Accession No. 0000898432-95-000427.

                       (iv)   Schedule of Compensation under the Transfer           ___
                              Agency and Service Agreement.  Filed
                              Herewith.

               (b)     (i)    Administration Agreement Between Neuberger           N.A.
                              & Berman Equity Trust and Neuberger &
                              Berman Management Incorporated.
                              Incorporated by Reference to Post-Effective
                              No. 8 to Registrant's Registration
                              Statement, File Nos. 33-64368 and 811-7784,
                              Edgar Accession No. 0000898432-95-000427.

                       (ii)   Schedule A - Series of Neuberger & Berman            N.A.
                              Equity Trust Currently Subject to the
                              Administration Agreement.  Incorporated by
                              Reference to Post-Effective No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784, Edgar Accession
                              No. 0000898432-95-000427.

                       (iii)  Schedule B - Schedule of Compensation Under          N.A.
                              the Administration Agreement.  Incorporated
                              by Reference to Post-Effective No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784, Edgar Accession
                              No. 0000898432-95-000427.











                                                                               Sequentially
                                                                                 Numbered
                                                                                   Page
       Exhibit                        Description                               ----------
       Number                         -----------

       (10)    Opinion and Consent of Kirkpatrick & Lockhart LLP on                N.A.
               Securities Matters.  Incorporated by Reference to
               Registrant's Rule 24f-2 Notice for the Fiscal Year Ended
               August 31, 1996, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-96-000465.

       (11)    (a)     Consent of Ernst & Young LLP, Independent                   _____
                       Auditors.  Filed Herewith.

               (b)     Consent of Coopers & Lybrand L.L.P., Independent            _____
                       Accountants.  Filed Herewith.

       (12)    Financial Statements Omitted from Prospectus.  None.                N.A.

       (13)    Letter of Investment Intent.  None.                                 N.A.

       (14)    Prototype Retirement Plan.  None.                                   N.A.

       (15)    Plan Pursuant to Rule 12b-1.  None.                                 N.A.

       (16)    Schedule of Computation of Performance Quotations.                  N.A.
               Incorporated by Reference to Post-Effective Amendment
               No. 4 to Registrant's Registration Statement, File Nos.
               33-64368 and 811-7784.


       (17)    Financial Data Schedule.  Filed Herewith.                           _____

       (18)    Plan Pursuant to Rule 18f-3.  None.                                 N.A.


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